As filed with the Securities and Exchange Commission on April 24, 2009

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

(Formerly, ING VP Index Plus International Equity Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

June 10, 2009

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Index Plus International Equity Portfolio (“Index Plus International Equity Portfolio”), which is scheduled for 10:00 a.m., Local time, on July 21, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034. At the Special Meeting, shareholders of Index Plus International Equity Portfolio will be asked:

(1)                                  To approve a proposed reorganization (the “Reorganization”) of Index Plus International Equity Portfolio with and into ING International Index Portfolio (“International Index Portfolio” and together with Index Plus International Equity Portfolio, each a “Portfolio” and collectively, the “Portfolios”); and

(2)                                  Subject to shareholder approval of the Reorganization, to approve an investment sub-advisory agreement appointing ING Investment Management Co. (“ING IM”) as the investment sub-adviser to the Index Plus International Equity Portfolio (the “ING IM Sub-Advisory Agreement”) during a transition period until the Reorganization is consummated.

The Portfolios are members of the mutual fund group called the “ING Funds.” ING Investment Management Advisors, B.V. (“IIMA”), the current sub-adviser to Index Plus International Equity Portfolio, has sub-advised the Portfolio since its inception in July 2005. On January 30, 2009, the Board reviewed and approved the Reorganization.   To plan for a smooth transition prior to the Reorganization, and upon management’s recommendation, the Board determined to retain ING IM, the current sub-adviser to International Index Portfolio, to manage Index Plus International Equity Portfolio for a short period until the consummation of the Reorganization.  On January 30, 2009, the Board approved the ING IM Sub-Advisory Agreement, which, subject to shareholder approval, is scheduled to be effective on July 24, 2009 until the closing of the Reorganization. Contingent upon shareholder approval of the Reorganization, shareholders are also being asked to approve the ING IM Sub-Advisory Agreement. If both the Reorganization and this second proposal are approved, ING IM would serve as the sub-adviser to Index Plus International Equity Portfolio and would be tasked with implementing a transitioning strategy of the Portfolio in connection with the Reorganization.

Shares of Index Plus International Equity Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization and the ING IM Sub-Advisory Agreement.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Index Plus International Equity Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Index Plus International Equity Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying notice, combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of International Index Portfolio instead of shares of Index Plus International Equity Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio, which seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index.

AFTER CAREFUL CONSIDERATION, THE BOARD OF INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO APPROVED THE REORGANIZATION AND THE ING IM SUB-ADVISORY AGREEMENT AND RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read this Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than July 20, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

ING INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

(Formerly, ING VP Index Plus International Equity Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Index Plus International Equity Portfolio

Scheduled for July 21, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Index Plus International Equity Portfolio (“Index Plus International Equity Portfolio”) is scheduled for July 21, 2009, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                 To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Index Plus International Equity Portfolio and ING International Index Portfolio (“International Index Portfolio”), providing for the reorganization of Index Plus International Equity Portfolio with and into International Index Portfolio (the “Reorganization”);

(2)                                 Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC (“ING Investments”), Index Plus International Equity Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of ING Investments, would serve as the sub-adviser to Index Plus International Equity Portfolio during a transition period until the Reorganization is consummated; and

(3)                                 To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 1, 2009, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Index Plus International Equity Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 10, 2009

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PROXY STATEMENT/PROSPECTUS

June 10, 2009
TABLE OF CONTENTS

INTRODUCTION

SUMMARY OF THE PROPOSALS
The Proposed Reorganization
The Proposed ING IM Sub-Advisory Agreement

PROPOSAL I — APPROVAL OF REORGANIZATION AGREEMENT
Comparison of Investment Objectives and Principal Investment Strategies
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios
Portfolio Performance

COMPARISON OF FEES AND EXPENSES
Management Fees
Sub-Adviser Fees
Administration Fees
Distribution and Service Fees
Expense Limitation Agreements
Expense Tables
Portfolio Expenses
Portfolio Transitioning
Key Differences in the Rights of Index Plus International Equity Portfolio’s Shareholders and International Index Portfolio’s Shareholders

INFORMATION ABOUT THE REORGANIZATION
The Reorganization Agreement
Reasons for the Reorganization
Board Considerations
Tax Considerations
Expenses of the Reorganization
Future Allocation of Premiums

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
Form of Organization
Adviser
Distributor
Dividends, Distributions and Taxes
Capitalization

PROPOSAL II — APPROVAL OF THE ING IM SUB-ADVISORY AGREEMENT
Index Plus International Equity Portfolio’s Investment Advisory Arrangement
The Prior Sub-Advisory Agreement
The ING IM Sub-Advisory Agreement
Board Considerations

TABLE OF CONTENTS

(continued)

GENERAL INFORMATION ABOUT THE PROXY STATEMENT
Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals

APPENDICES
Appendix A — Agreement and Plan of Reorganization	A-1
Appendix B — Form of ING IM Sub-Advisory Agreement	B-1
Appendix C — Additional Information Regarding ING International Index Portfolio	C-1
Appendix D - Principal Executive Officers and Directors of ING Investment Management Co.	D-1
Appendix E - Advisory Fee Rate of Funds with Similar Investment Objectives Advised or Sub-Advised by ING Investment Management Co.	E-1
Appendix F — Security Ownership of Certain Beneficial and Record Owners	F-1

PROXY STATEMENT/PROSPECTUS

June 10, 2009

PROXY STATEMENT FOR:

ING INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

(Formerly, ING VP Index Plus International Equity Portfolio)

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING INTERNATIONAL INDEX PORTFOLIO

(A Series of ING Variable Portfolios, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Index Plus International Equity Portfolio (“Index Plus International Equity Portfolio”) to be held on July 21, 2009, as adjourned from time to time (“Special Meeting”), at which shareholders of Index Plus International Equity Portfolio will vote on: (1) the proposed reorganization (the “Reorganization”) of Index Plus International Equity Portfolio with and into ING International Index Portfolio (“International Index Portfolio,” and together with Index Plus International Equity Portfolio, each a “Portfolio” and collectively, the “Portfolios”); and (2) subject to shareholder approval of the Reorganization, an investment sub-advisory agreement between ING Investments, LLC (“ING Investments”) the investment adviser to Index Plus International Equity Portfolio, and ING Investment Management Co. (“ING IM”) (the “ING IM Sub-Advisory Agreement”), appointing ING IM as the sub-adviser to Index Plus International Equity Portfolio beginning shortly after shareholders approve the Reorganization until the Reorganization is consummated (the “Transition Period”). This Proxy Statement/Prospectus is being mailed to shareholders of Index Plus International Equity Portfolio on or about June 10, 2009.

On January 30, 2009, the Board of Trustees (the “Board”) reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Reorganization of Index Plus International Equity Portfolio with and into International Index Portfolio, which is currently sub-advised by ING IM. Because you, as a shareholder of Index Plus International Equity Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of International Index Portfolio, this Proxy Statement also serves as a prospectus for International Index Portfolio. International Index Portfolio is an open-end management investment company, which seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index, as described more fully below.

ING Investment Management Advisors, B.V. (“IIMA”) has sub-advised the Index Plus International Equity Portfolio since its inception in July 2005. On January 30, 2009, to plan for a smooth transition prior to the Reorganization, upon management’s recommendation and contingent upon shareholders’ approval of the Reorganization, the Board determined to terminate the sub-advisory relationship with IIMA, and retain ING IM, the current sub-adviser to International Index Portfolio, to manage Index Plus International Equity Portfolio during the Transition Period. Consequently, you are also being asked to approve the ING IM Sub-Advisory Agreement. Contingent upon your approval of the Reorganization and the ING IM Sub-Advisory Agreement, the ING IM Sub-Advisory Agreement is scheduled to be effective on July 24, 2009 and will terminate upon the closing of the Reorganization. If the Reorganization is approved but the ING IM Sub-Advisory Agreement is not approved, ING IM will not serve as the sub-adviser to Index Plus International Equity Portfolio, and, there can be no assurance that the Portfolio could be effectively transitioned prior to the consummation of the Reorganization.

The approval of the ING IM Sub-Advisory Agreement is contingent upon the approval of the Reorganization. ING IM will not serve as sub-adviser to the Index Plus International Equity Portfolio unless shareholders approve the Reorganization. If either proposal is not approved, the Board will consider its options with respect to Index Plus International Equity Portfolio, in accordance with applicable law.

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the applicable Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 10, 2009, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of Index Plus International Equity Portfolio, each dated May 1, 2009, which are incorporated by reference (File No: 033-23512); and the ADV Class, Class I, Class S and Class S2 prospectuses of International Index Portfolio, each dated May 1, 2009.  Each Portfolio’s SAI, dated May 1, 2009, is also incorporated by reference (for Index Plus International Equity Portfolio, File No: 033-23512; for International Index Portfolio, File No: 333-05173). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio, for the fiscal period ended June 30, 2008 and each Portfolio’s annual report for the fiscal year ended December 31, 2008 (for Index Plus International Equity Portfolio, File No: 811-05629; and for International Index Portfolio, File No: 811-07651) are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSALS

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A and the ING IM Sub-Advisory Agreement, a form of which is attached hereto as Appendix B.  Also, you should consult the ADV Class, Class I, Class S and Class S2 prospectuses, each dated May 1, 2009, for more information about International Index Portfolio.

The Proposed Reorganization

At a meeting held on January 30, 2009, the Board of Index Plus International Equity Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Index Plus International Equity Portfolio to International Index Portfolio in exchange for shares of beneficial interest of International Index Portfolio;

•                  the assumption by International Index Portfolio of the liabilities of Index Plus International Equity Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of International Index Portfolio to the shareholders of Index Plus International Equity Portfolio; and

•                  the complete liquidation of Index Plus International Equity Portfolio.

As a result of the Reorganization, each owner of ADV Class, Class I, Class S and Class S2 shares of Index Plus International Equity Portfolio would become a shareholder of the corresponding share class of International Index Portfolio.  The Reorganization is expected to be effective on August 8, 2009, or such other date as the parties may agree (the “Closing Date”).

Shares of International Index Portfolio would be distributed to shareholders of Index Plus International Equity Portfolio so that each shareholder would receive a number of full and fractional shares of International Index Portfolio equal to the aggregate value of shares of Index Plus International Equity Portfolio held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of International Index Portfolio having an aggregate value equal to the aggregate value of the shares of Index Plus International Equity Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The Portfolios are index-based mutual funds and have similar investment objectives - Index Plus International Equity Portfolio seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index (the “Index”), while maintaining a market level of risk, while International Index Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index, which is currently the MSCI EAFE® Index;

•                  While the sub-adviser to Index Plus International Equity Portfolio attempts to achieve the Portfolio’s investment objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the MSCI EAFE® Index, International Index Portfolio employs a “passive management” approach designed to track the performance of the MSCI EAFE® Index and attempts to replicate the MSCI EAFE® Index by investing all, or substantially all, of its assets in the stocks that make up the MSCI EAFE® Index;

•                  Index Plus International Equity Portfolio commenced operations in July 2005, while International Index Portfolio was launched in March 2008;

•                  ING Investments is the investment adviser to each Portfolio, while IIMA and ING IM sub-advise Index Plus International Equity Portfolio and International Index Portfolio, respectively;

•                  Both the gross and net expense ratios for all classes of the disappearing Index Plus International Equity Portfolio are expected to decrease as a result of the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or the “Distributor”);

•                  In connection with the Reorganization, certain holdings of Index Plus International Equity Portfolio may be sold shortly prior to the Closing Date.  If shareholders approve the ING IM Sub-Advisory Agreement, ING IM will implement a transition strategy, under which it may, at its discretion, reposition Index Plus International Equity Portfolio’s investment portfolio as discussed in “Portfolio Transitioning” on page 21.  The sub-adviser to International Index Portfolio may also sell portfolio securities that it acquires from Index Plus International Equity Portfolio after the Closing Date.  In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process. Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Index Plus International Equity Portfolio nor its shareholders, nor International Index Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Index Plus International Equity Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of December 31, 2008, adjusted for contractual changes, are as follows:

Gross Expenses Before the Reorganization:

	ADV Class	Class I	Class S	Class S2
Index Plus International Equity Portfolio	1.51%	0.76%	1.01%	1.26%

International Index Portfolio(1)	1.17%	0.67%	0.92%	1.17%

Net Expenses Before the Reorganization (After Fee Waiver)

	ADV Class	Class I	Class S	Class S2
Index Plus International Equity Portfolio(2)(3)	1.20%	0.60%	0.85%	1.00%

International Index Portfolio(1)(2)(3)	0.99%	0.50%	0.75%	1.17%

After the Reorganization: International Index Portfolio Pro Forma

	ADV Class	Class I	Class S	Class S2
Gross estimated expenses	1.17%	0.67%	0.92%	1.17%

Net estimated expenses(1) (2)(3)	0.99%	0.50%	0.75%	0.90%

(1)

This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. Except for Class S2 shares of International Index Portfolio, these ratios are based on each Portfolio’s actual operating expenses as of December 31, 2008, as adjusted for contractual changes and waivers, if any. Since Class S2 shares of International Index Portfolio had not commenced operations as of December 31, 2008, expenses are estimated based on Class I shares adjusted for contractual changes.

(2)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares of Index Plus International Equity Portfolio, 0.01% for the ADV Class shares of International Index Portfolio and 0.10% for the Class S2 shares of both Portfolios) so that the ADV Class and Class S2 shares of Index Plus International Equity Portfolio pay an annual distribution fee rate of 0.35% and 0.15%, respectively, while the ADV Class and Class S2 shares of International Index Portfolio pay an annual distribution fee rate of 0.24% and 0.15%, respectively. Absent the waiver, the distribution fee is 0.50% for ADV Class shares of Index Plus International Equity Portfolio, 0.25% for ADV Class shares of International Index Portfolio and 0.25% for Class S2 shares of both Portfolios.  The waivers will continue through at least May 1, 2010.  There is no guarantee that any waiver will continue after this date.

(3)

ING Investments has entered into separate written expense limitation agreements with each Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least May 1, 2010 for International Index Portfolio and May 1, 2011 for Index Plus International Equity Portfolio. Each expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to each expense limitation agreement, the expense limits for Index Plus International Equity Portfolio are 1.15%, 0.55%, 0.80% and 0.95% for ADV Class, Class I Class S and Class S2 shares, respectively, while the expense limits for International Index Portfolio are 1.00%, 0.50%, 0.75% and 0.90% for ADV Class, Class I, Class S and Class S2, respectively.

The Proposed ING IM Sub-Advisory Agreement

At a meeting held on January 30, 2009, the Board, including all of the trustees who are not “interested persons” of the Portfolio, as defined in the 1940 Act (“Independent Trustees”), approved the ING IM Sub-Advisory Agreement between ING Investments and ING IM.  Shareholders of Index Plus International Equity Portfolio must approve both the Reorganization and the ING IM Sub-Advisory Agreement for the ING IM Sub-Advisory Agreement to become effective.

In considering whether to approve the ING IM Sub-Advisory Agreement, you should note that:

•                  IIMA has sub-advised the Index Plus International Equity Portfolio since July 2005;

•                  On January 30, 2009, the Board approved the Reorganization, as described above;

•                  At the same meeting, the Board approved the termination of the investment sub-advisory agreement with IIMA and approved the ING IM Sub-Advisory Agreement appointing ING IM as the sub-adviser to Index Plus International Equity Portfolio during the Transition Period;

•                  Approval of the ING IM Sub-Advisory Agreement will provide for uninterrupted sub-advisory services to Index Plus International Equity Portfolio and enable ING IM to transition the Portfolio into the International Index Portfolio during the Transition Period, providing the opportunity for International Index Portfolio to be as fully invested as practicable after the Reorganization is consummated;

•                  Shareholders must approve both the Reorganization and the ING IM Sub-Advisory Agreement for the ING IM Sub-Advisory Agreement to become effective;

•                  The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with IIMA; and

•                  ING Investments continues to be responsible for monitoring the investment program and performance of ING IM.

If the ING IM Sub-Advisory Agreement is approved by shareholders, ING IM will be tasked to transition Index Plus International Equity Portfolio as discussed in “Portfolio Transitioning” on page 21.

Approval of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO APPROVED THE REORGANIZATION AND THE ING IM SUB-ADVISORY AGREEMENT.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I -APPROVAL OF REORGANIZATION AGREEMENT

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Portfolios:

	Index Plus International Equity Portfolio	International Index Portfolio

Investment Objective

The Portfolio seeks to outperform the total return performance of the MSCI EAFE® Index, while maintaining a market level of risk. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

The Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•     The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the MSCI EAFE® Index, exchange-traded funds (“ETFs”), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

•     The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

•     The Portfolio may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•     In managing the Portfolio, the sub-adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that the sub-adviser believes will underperform the MSCI EAFE® Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth

•     The Portfolio normally invests at least 80% of its assets (plus borrowings for investment purposes) in equity securities of companies included in a widely accepted international index, convertible securities that are convertible into stocks included in the index, other derivatives whose economic returns are, by design, closely equivalent to the returns of the index or its components and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•     The Portfolio currently invests principally in common stock and employs a “passive management” approach designed to track the performance of the MSCI EAFE® Index, which is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. The Portfolio attempts to replicate the MSCI EAFE® Index by investing all, or substantially all, of its assets in stocks that make up the MSCI EAFE® Index.

•     The Portfolio may not always hold all of the same securities as the MSCI EAFE® Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the MSCI EAFE® Index and to provide equity exposure to the Portfolio’s cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the MSCI EAFE® Index, the Portfolio does not always perform exactly like the MSCI EAFE® Index. Unlike the MSCI EAFE® Index, the Portfolio has operating expenses, and transaction costs and

	Index Plus International Equity Portfolio	International Index Portfolio

characteristics at acceptable valuation levels. The Portfolio’s aggregate characteristics will approximate that of the MSCI EAFE® Index.

•     At any one time, the sub-adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE® Index, the sub-adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE® Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE® Index.

•     The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•     The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•     The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

therefore has a performance disadvantage versus the MSCI EAFE® Index.

•     The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•     The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•     The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	IIMA	ING IM

Portfolio Manager(s)	Carl Ghielen and Martin Jansen	Vincent Costa

As you can see from the chart above, the Portfolios are index-based mutual funds and have similar investment objectives - Index Plus International Equity Portfolio seeks to outperform the total return performance of the MSCI EAFE® Index, while maintaining a market level of risk, while International Index Portfolio seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index, which is currently the MSCI EAFE® Index. While the sub-adviser to Index Plus International Equity Portfolio attempts to achieve the Portfolio’s investment objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index and underweighting (or avoiding altogether) those stocks that it believes will underperform the MSCI EAFE® Index, International Index Portfolio employs a “passive management” approach designed to track the performance of the MSCI EAFE® Index and attempts to replicate the MSCI EAFE® Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of December 31, 2008:

	Index Plus International Equity Portfolio		International Index Portfolio
Net Assets	$175,312,072		$244,761,295
Number of Holdings	327		834
Portfolio Turnover Rate	176		22
	Japan	23.9%	Japan	23.8%
	United Kingdom	16.8%	United Kingdom	16.8%
Top 5 Countries (as % of net assets)	France	9.4%	France	10.1%
	Switzerland	8.7%	Germany	8.7%
	Germany	8.4%	Switzerland	8.3%
	Banks	12.8%	Banks	12.7%
	Pharmaceuticals	8.3%	Telecommunications	8.0%
Top 5 Industries (as % of net assets)	Oil & Gas	8.2%	Oil & Gas	7.9%
	Telecommunications	7.9%	Pharmaceuticals	7.8%
	Food	5.2%	Food	5.4%
U.S. Equity Securities (as a % of market value*)	—		—
Foreign Securities (as a % of market value*)	100.0%		100.0%
Securities Lending Collateral (as a % of market value*)	0.0%		—
	Novartis AG	1.9%	Nestle SA	1.8%
	Roche Holding AG	1.8%	BP PLC	1.7%
	Telefonica SA	1.6%	Novartis AG	1.5%
	BP PLC	1.6%	Total SA	1.5%
	Banco Santander Central Hispano SA	1.4%	HSBC Holdings PLC	1.4%
Top 10 Holdings (as a % of net assets)	Nestle SA	1.4%	Roche Holding AG	1.4%
	Total SA	1.3%	Vodafone Group PLC	1.3%
	Royal Dutch Shell PLC — Class B	1.3%	Telefonica SA	1.2%
	Nokia OYJ	1.2%	GlaxoSmithKline PLC	1.2%
	HSBC Holdings PLC	1.2%	Royal Dutch Shell PLC — Class A	1.1%

* Excluding short-term investments.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because the Portfolios have some similar investment strategies, some of the risks of investing in Index Plus International Equity Portfolio are the same as the risks of investing in International Index Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	Index Plus International Equity Portfolio	International Index Portfolio
Convertible Securities	X	X
Derivatives	X	X
Equity Securities	X	X
Foreign Investment	X	X
Index Strategy	X	X
Investment by Funds-of-Funds		X
Investment Models	X
Liquidity	X	X
Manager	X
Market and Company	X	X
Market Capitalization	X
Market Trends	X	X
Other Investment Companies	X	X
Portfolio Turnover	X	X
Price Volatility	X	X
Securities Lending	X	X

Convertible Securities Risk.  The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Derivatives Risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards, and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Equity Securities Risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets including the withholding of dividends.

A portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to a portfolio.

Index Strategy Risk. The Portfolio uses an indexing strategy that does not attempt to manage market volatility or reduce the effects of any long-term periods of poor market performance. The correlation between the Portfolio and index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares.

Investment by Funds-of-Funds. A Portfolio’s shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The adviser or sub-adviser will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk.  The proprietary models used by the sub-adviser to evaluate securities or securities markets are based on the Sub-Adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity Risk.  If a security is illiquid, a Portfolio might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager Risk.  A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve a Portfolio’s objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Many sub-advisers of equity Portfolios employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some Portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk.  Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than the Portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk.  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Other Investment Companies Risk.  A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on un-invested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in a Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Portfolio Turnover Risk.  A portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the portfolio.

Price Volatility Risk.  The value of a Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in securities of mid-sized and small-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Securities Lending Risk.  In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and a Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Performance

Set forth below is the performance information for each Portfolio. International Index Portfolio commenced operations in March 2008 and does not have performance information for one calendar year.  For information about the performance of International Index Portfolio’s benchmark index, the MSCI EAFE® Index, please see the section titled “Performance of the MSCI EAFE® Index” in Appendix C. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of Index Plus International Equity Portfolio from year to year and comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.

The bar charts show the performance of Index Plus International Equity Portfolio’s Class I shares for each year since inception.  ADV Class, Class S and Class S2 of Index Plus International Equity Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Index Plus International Equity Portfolio

Year-by-Year Total Returns(1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class S shares’ best and worst quarterly returns during this period were: Best: 4th Quarter 2006: 10.13% and Worst: 3rd Quarter 2008: (20.36)%.

Average Annual Total Returns

(For the periods ended December 31, 2008)

	1 Year (or life of Class)		5 Years (or life of Class)
Index Plus International Equity Portfolio

ADV Class	(44.07)%		(19.43	)%(2)

MSCI EAFE® Index(1)	(43.38)%		(20.66	)%(3)

Class I	(43.73)%		(4.78	)%(4)

MSCI EAFE® Index(1)	(43.38)%		(3.47	)%(5)

Class S	(43.81)%		(5.02	)%(4)

MSCI EAFE® Index(1)	(43.38)%		(3.47	)%(5)

Class S2	(43.90)%		(10.24	)%(6)

MSCI EAFE® Index(1)	(43.38)%		(7.35	)%(7)

International Index Portfolio

ADV Class	(34.85	)%(8)	—

MSCI EAFE® Index(1)	(38.50	)%(9)	—

Class I	(34.73	)%(8)	—

MSCI EAFE® Index(1)	(38.50	)%(9)	—

Class S	(34.79	)%(8)	—

MSCI EAFE® Index(1)	(38.50	)%(9)	—

(1)

The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The index includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in the index.

(2)	ADV Class Shares commenced operations April 12, 2006. On July 11, 2006, all outstanding shares of ADV Class were fully redeemed. On December 20, 2006, ADV Class re-commenced operations.
(3)	The index return for ADV Class shares is for the period beginning January 1, 2007.
(4)	Class I and Class S shares commenced operations on July 29, 2005.
(5)	The index return for Class I and Class S shares is for the period beginning August 1, 2005.
(6)	Class S2 shares commenced operations on January 10, 2006.
(7)	The index return for Service 2 Class shares is for the period beginning January 1, 2006.
(8)	ADV Class, Class I and Class S shares commenced operations March 10, 2008.
(9)	The index return is for the period beginning March 1, 2008.

Additional information regarding International Index Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of International Index Portfolio, see “Appendix C: Additional Information Regarding ING International Index Portfolio.”

Management Fees

Each Portfolio pays its investment adviser, ING Investments, a management fee, payable monthly, based on the Portfolio’s average daily net assets.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees

Index Plus International Equity Portfolio	0.45% of the Portfolio’s average daily net assets

International Index Portfolio	0.38% of the Portfolio’s average daily net assets

If the Reorganization is approved by shareholders, International Index Portfolio will pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated May 1, 2009.

Sub-Adviser Fees

ING Investments pays the sub-adviser to Index Plus International Equity Portfolio and International Index Portfolio- IIMA and ING IM, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by each adviser to the sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees

Index Plus International Equity Portfolio	0.20% of the Portfolio’s average daily net assets

International Index Portfolio	0.1710% of the Portfolio’s average daily net assets

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM, the sub-adviser to International Index Portfolio the same sub-advisory fee currently in place for International Index Portfolio. For more information regarding the sub-advisory fees for each Portfolio, please see the SAI of each Portfolio, dated May 1, 2009.

Administration Fees

Pursuant to an administrative services agreement between ING Investors Trust (“IIT”) and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of Index Plus International Equity Portfolio and is responsible for the supervision of the Portfolio’s other service providers.  Subject to the supervision of the Board, IFS provides the overall business management and administrative services necessary to properly conduct the Portfolio’s business, except for those services performed by the investment adviser under the investment advisory agreement, the sub-adviser under the sub-advisory agreement, the custodian under the custodian agreement, the transfer agent under the transfer agency agreement and such other service providers as may be retained by the Portfolio from time to time.  IFS acts as liaison among these service providers to the Portfolio.  IFS is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. As compensation for its services, IFS receives a monthly fee from Index Plus International Equity Portfolio.  The fee is computed daily and payable monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Pursuant to an administrative services agreement between ING Variable Portfolios, Inc. (“IVP”), on behalf of International Index Portfolio, and IFS, IFS also provides all administrative services necessary for the operation of International Index Portfolio. As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate of 0.10% of the Portfolio’s average daily net assets.

If the Reorganization is approved, shareholders of the surviving International Index Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

ADV Class, Class S and Class S2 shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

ING Investments has entered into separate written expense limitation agreements with each Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least May 1, 2010 for International Index Portfolio and May 1, 2011 for Index Plus International Equity Portfolio. Each expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to each expense limitation agreement, the expense limits for Index Plus International Equity Portfolio are 1.15%, 0.55%, 0.80% and 0.95% for ADV Class, Class I Class S and Class S2 shares, respectively, while the expense limits for International Index Portfolio are 1.00%, 0.50%, 0.75% and 0.90% for ADV Class, Class I, Class S and Class S2, respectively.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Index Plus International Equity Portfolio	International Index Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by each Portfolio for the fiscal year ended December 31, 2008, except that the operating expenses of International Index Portfolio’s Class S2 shares are estimated for the current fiscal year. Pro forma fees show estimated fees of International Index Portfolio after giving effect to the Reorganization as adjusted to reflect applicable fee waivers. Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Index Plus International Equity Portfolio		International Index Portfolio	International Index Portfolio (After Reorganization) (Estimated Pro Forma)

ADV Class
Management Fee	0.45%		0.38%	0.38%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.75%		0.50%	0.50%
Other Expenses(3)	0.31%		0.29%	0.29%
Total Portfolio Operating Expenses	1.51%		1.17%	1.17%
Waivers, Reimbursement, and Recoupment(4)	(0.31)%		(0.18)%	(0.18)%
Net Expenses	1.20	%(5)	0.99%	0.99%

CLASS I
Management Fee	0.45%		0.38%	0.38%
Distribution (12b-1) and Shareholder Servicing Fees	0.00%		0.00%	0.00%
Other Expenses(3)	0.31%		0.29%	0.29%
Total Portfolio Operating Expenses	0.76%		0.67%	0.67%
Waivers, Reimbursement, and Recoupment(4)	(0.16)%		(0.17)%	(0.17)%
Net Expenses	0.60	%(5)	0.50%	0.50%

CLASS S
Management Fee	0.45%		0.38%	0.38%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.25%		0.25%	0.25%
Other Expenses(3)	0.31%		0.29%	0.29%
Total Portfolio Operating Expenses	1.01%		0.92%	0.92%
Waivers, Reimbursement, and Recoupment(4)	(0.16)%		(0.17)%	(0.17)%
Net Expenses	0.85	%(5)	0.75%	0.75%

CLASS S2
Management Fee	0.45%		0.38%	0.38%
Distribution (12b-1) and Shareholder Servicing Fees(2)	0.50%		0.50%	0.50%
Other Expenses(3)	0.31%		0.29%	0.29%
Total Portfolio Operating Expenses	1.26%		1.17%	1.17%
Waivers, Reimbursement, and Recoupment(4)	(0.26)%		(0.27)%	(0.27)%
Net Expenses	1.00	%(5)	0.90%	0.90%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. Except for Class S2 shares of International Index Portfolio, these ratios are based on each Portfolio’s actual operating expenses as of December 31, 2008, as adjusted for contractual changes and waivers, if any. Since Class S2 shares of International Index Portfolio had not commenced operations as of December 31, 2008, expenses are estimated based on Class I shares adjusted for contractual changes.

(2)

IFD has contractually agreed to waive a portion of the distribution fee (0.15% for the ADV Class shares of Index Plus International Equity Portfolio, 0.01% for the ADV Class shares of International Index Portfolio and 0.10% for the Class S2 shares of both Portfolios) so that the ADV Class and Class S2 shares of Index Plus International Equity Portfolio pay an annual distribution fee rate of 0.35% and 0.15%, respectively, while the ADV Class and Class S2 shares of International Index Portfolio pay an annual distribution fee rate of 0.24% and 0.15%, respectively. Absent the waiver, the distribution fee is 0.50% for ADV Class shares of Index Plus International Equity Portfolio, 0.25% for ADV Class shares of International Index Portfolio and 0.25% for Class S2 shares of both Portfolios. The waivers will continue through at least May 1, 2010. There is no guarantee that any waiver will continue after this date.

(3)	Pursuant to its administration agreement with each of IIT and IVP, IFS receives an annual administration fee equal to 0.10% of each respective Portfolio’s average daily net assets.

(4)

ING Investments has entered into separate written expense limitation agreements with each Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least May 1, 2010 for International Index Portfolio and May 1, 2011 for Index Plus International Equity Portfolio. Each expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to each expense limitation agreement, the expense limits for Index Plus International Equity Portfolio are 1.15%, 0.55%, 0.80% and 0.95% for ADV Class, Class I Class S and Class S2 shares, respectively, while the expense limits for International Index Portfolio are 1.00%, 0.50%, 0.75% and 0.90% for ADV Class, Class I, Class S and Class S2, respectively.

(5)	Includes 0.05% of interest/overdraft expenses.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem all your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Index Plus International Equity Portfolio(1)				International Index Portfolio(2)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

ADV Class	$122	$415	$763	$1,747	$101	$354	$626	$1,404
Class I	$61	$210	$390	$911	$51	$197	$356	$818
Class S	$87	$289	$526	$1,206	$77	$276	$493	$1,116
Class S2	$102	$347	$640	$1,476	$92	$345	$618	$1,393

	Estimated International Index Portfolio Pro Forma: the Portfolios Combined(2)
	1 Year	3 Years	5 Years	10 Years
ADV Class	$101	$354	$626	$1,404
Class I	$51	$197	$356	$818
Class S	$77	$276	$493	$1,116
Class S2	$92	$345	$618	$1,393

(1)             The Examples reflect the expense limitation agreements/waivers for the one- and two-year period and the first year of the three-, five-, and ten-year periods.

(2)             The Examples reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Index Plus International Equity Portfolio may sell all or a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to International Index Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that International Index Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to International Index Portfolio may also sell portfolio securities that it acquired from Index Plus International Equity Portfolio, and International Index Portfolio may not be immediately fully invested in accordance with its strategies. Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange traded funds, and enter into and close futures contracts or other derivative transactions.  During the Transition Period, Index Plus International Equity Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Index Plus International Equity Portfolio’s Shareholders and International Index Portfolio’s Shareholders

Index Plus International Equity Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws. International Index Portfolio is organized as a separate series of IVP, a Maryland corporation that is governed by Articles of Incorporation and Bylaws. Key differences in shareholders’ rights under IIT’s Declaration of Trust/Bylaws and IVP’s Articles of Incorporation/Bylaws, as they affect shareholders of Index Plus International Equity Portfolio and International Index Portfolio, are presented below.

Index Plus International Equity Portfolio	International Index Portfolio

Both shareholders and Trustees have the power to amend the Declaration of Trust. Trustees have the power to amend the Declaration of Trust, subject to certain conditions, so long as such amendment does not materially adversely affect the rights of any shareholders and is not in contravention of applicable law. Trustees may also amend the Declaration of Trust without a shareholder vote if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

The Corporation reserves the right from time to time to make any amendment to its Charter now or hereafter authorized by law, including any amendment which alters the rights, as expressly set forth in its Charter, of any outstanding Shares, except that no action affecting the validity or assessibility of such Shares shall be taken without the unanimous approval of the outstanding Shares affected thereby.

Because Index Plus International Equity Portfolio is organized as a series of a Massachusetts business trust and International Index Portfolio is organized as a series of a Maryland corporation there are some differences between the rights of shareholders of the Portfolios.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, IIT’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of Index Plus International Equity Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Maryland law, shareholders of International Index Portfolio have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Index Plus International Equity Portfolio in exchange for shares of beneficial interest of International Index Portfolio and the assumption by International Index Portfolio of Index Plus International Equity Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of International Index Portfolio to shareholders of Index Plus International Equity Portfolio, as provided for in the Reorganization Agreement.  Index Plus International Equity Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I, Class S and Class S2 shares of Index Plus International Equity Portfolio will hold, immediately after the Closing Date, shares of the corresponding class of International Index Portfolio having an aggregate value equal to the aggregate value of the shares of Index Plus International Equity Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of International Index Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Index Plus International Equity Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The Reorganization was presented for consideration to the Board of Trustees of Index Plus International Equity Portfolio at a meeting held on January 30, 2009 and the Board of Directors of International Index Portfolio at a meeting held on December 11, 2008.  The Board of Directors/Trustees of each Portfolio, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Index Plus International Equity Portfolio’s shareholders to participate in a professionally managed portfolio that seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index. Additionally, both the gross and net expense ratios for all classes of the disappearing Index Plus International Equity Portfolio are expected to decrease as a result of the Reorganization.

Board Considerations

The Board of Index Plus International Equity Portfolio, in recommending the Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  Index Plus International Equity Portfolio is no longer an underlying fund for the ING Strategic Allocation Portfolios, which are funds-of-funds within the ING Funds complex; consequently, the Portfolio has lost an important source of asset inflows, which is detrimental to its long-term viability;

•                  the potential benefits of the Reorganization to Index Plus International Equity Portfolio’s shareholders;

•                  both the gross and net expense ratios for all classes of the disappearing Index Plus International Equity Portfolio are expected to decrease as a result of the Reorganization;

•                  the relative investment performance of the Index Plus International Equity Portfolio, while noting that the International Index Portfolio commenced operations in March 2008;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  changes in the investment objective, policies, restrictions, management and portfolio holdings of the Index Plus International Equity Portfolio as a result of the Reorganization; and

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the Reorganization.

The Board of Index Plus International Equity Portfolio recommends that shareholders approve the Reorganization with International Index Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Index Plus International Equity Portfolio nor its shareholders, nor International Index Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Index Plus International Equity Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the Reorganization will be shared equally between Index Plus International Equity Portfolio and ING Investments (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Index Plus International Equity Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable

Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Index Plus International Equity Portfolio will be allocated to International Index Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Index Plus International Equity Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board consisting of ten members.  For more information on the history of IIT, see the SAI of Index Plus International Equity Portfolio.

International Index Portfolio is organized as a separate series of IVP, an open-end management investment company organized as a Maryland corporation.  IVP is governed by a Board consisting of seven members.  For more information on the history of IVP, see the SAI of International Index Portfolio.

Advisers

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Portfolios. ING Investments has overall responsibility for the management of each Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments became an investment management firm in April 1995.

As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each respective Portfolio.

ING Investments has engaged IIMA and ING IM as sub-adviser to Index Plus International Equity Portfolio and International Index Portfolio, respectively, to provide the day-to-day management of the respective Portfolio. ING Investments is responsible for monitoring the investment programs and performance of each sub-adviser with respect to the respective Portfolio.  Each sub-advisory agreement can be terminated by either the Portfolio’s Board or ING Investments.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or ING Investments may assume day-to-day investment management of the Portfolio.

IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments and ING IM. IIMA operates under the collective management of ING Investment Management, which had assets under management of over $35.7 billion as of December 31, 2008.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets.  The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to each Portfolio’s annual report for the fiscal year ended December 31, 2008.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Index Plus International Equity Portfolio’s shareholders, then as soon as practicable before the Closing Date, Index Plus International Equity Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows the capitalization of each of the Portfolios as of December 31, 2008, and on a pro forma basis as of December 31, 2008 giving effect to the Reorganization:

	Index Plus International Equity Portfolio	International Index Portfolio	Adjustments		International Index Portfolio Pro Forma

ADV Class
Net Assets	$386	$1,938	$—	(1)	$2,324
Net Asset Value Per Share	$5.11	$6.42			$6.42
Shares Outstanding	76	302	(15	)(2)	363

CLASS I
Net Assets	$119,983,318	$237,776,698	$(43,151	)(1)	$357,716,865
Net Asset Value Per Share	$5.16	$6.41			$6.41
Shares Outstanding	23,245,908	37,080,141	(4,534,493	)(2)	55,791,556

CLASS S
Net Assets	$55,044,654	$6,982,659	$(19,797	)(1)	$62,007,516
Net Asset Value Per Share	$5.15	$6.41			$6.41
Shares Outstanding	10,696,996	1,090,083	(2,112,775	)(2)	9,674,304

CLASS S2(3)
Net Assets	$283,714	$—	$(102	)(1)	$283,612
Net Asset Value Per Share	$5.19	$6.41			$6.41
Shares Outstanding	54,697	0	(10,452	)(2)	44,245

(1)           Reflects adjustment for estimated one time merger expenses

(2)           Reflects net of retired shares of Index Plus International Equity Portfolio.

(3)           Class S2 of International Index Portfolio had not commenced operations as of December 31, 2008.

PROPOSAL II — APPROVAL OF THE ING IM SUB-ADVISORY AGREEMENT

Index Plus International Equity Portfolio’s Investment Advisory Arrangement

ING Investments, an Arizona limited liability company, serves as adviser to Index Plus International Equity Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) dated as of February 25, 2004, as amended. The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 14, 2008, and was approved via the written consent of the Portfolio’s initial shareholder dated December 2, 2005.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Portfolio’s operations, ING Investments may engage, subject to the approval of the Board, and where required, the shareholders of the Portfolio, sub-advisers to provide day-to-day advisory services to IIT’s portfolios.  ING Investments may delegate to the sub-advisers duties, among other things, to formulate and implement the Portfolio’s investment programs, including the duty to determine what securities will be purchased and sold for the Portfolio. If the ING IM Sub-Advisory Agreement is approved, ING Investments would oversee the investment management services of ING IM.

The Investment Advisory Agreement provides that ING Investments is liable and shall indemnify IIT for any loss incurred by IIT to the extent that such losses resulted from an act or omission on the part of ING Investments or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by ING Investments of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Management Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Investment Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services for Index Plus International Equity Portfolio, ING Investments receives compensation, calculated daily and paid monthly, from the Portfolio equal to 0.45% of the Portfolio’s average daily net assets.

The Prior Sub-Advisory Agreement.

IIMA has served as Index Plus International Equity Portfolio’s sub-adviser pursuant to a sub-advisory agreement between ING Investments and IIMA dated July 29, 2005. Pursuant to the sub-advisory agreement, IIMA receives monthly compensation from ING Investments at the annual rate of 0.20% of Index Plus International Equity Portfolio’s average daily net assets. During Index Plus International Equity Portfolio’s most recently completed fiscal year ended December 31, 2008, IIMA received an aggregate total of $815,776 from ING Investments for services rendered to Index Plus International Equity Portfolio.

The ING IM Sub-Advisory Agreement.

The following summary of the ING IM Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with IIMA.  The ING IM Sub-Advisory Agreement provides that, subject to ING Investments’ and the Board’s supervision, ING IM is responsible for managing the investment operations of Index Plus International Equity Portfolio and for making investment decisions and placing orders to purchase and sell securities for Index Plus International Equity Portfolio, all in accordance with the investment objective and policies of Index Plus International Equity Portfolio as reflected in its current prospectus and statement of additional information and as may be adopted from time to time by the Board. In accordance with the requirements of the 1940 Act, ING IM will also maintain, and provide ING Investments with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The ING IM Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, ING IM will not be liable for any act or omission in connection with its activities as sub-adviser to Index Plus International Equity Portfolio.

Although the ING IM Sub-Advisory Agreement is intended to terminate upon the liquidation of the Index Plus International Equity Portfolio subject to the terms of the Reorganization, the terms of the ING IM Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Portfolio, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the ING IM Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of Index Plus International Equity Portfolio.  Additionally, the ING IM Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act) or upon the termination of Index Plus International Equity Portfolio’s Investment Advisory Agreement with ING Investments, and may also be terminated at any time by ING IM or ING Investments on 60 days’ written notice to the other.

The ING IM Sub-Advisory Agreement is being proposed so that ING IM can manage Index Plus International Equity Portfolio during the Transition Period and oversee the transition of the Portfolio into International Index Portfolio.  Both the Reorganization discussed in Proposal I and the ING IM Sub-Advisory Agreement discussed in this Proposal II need to be approved before ING IM can begin serving as the sub-adviser to Index Plus International Equity Portfolio. During the Transition Period, ING IM will transition Index Plus International Equity Portfolio as discussed in “Portfolio Transitioning” on page 21. If the Reorganization is approved but the ING IM Sub-Advisory Agreement is not approved, ING IM will not serve as the sub-adviser to Index Plus International Equity Portfolio, and, in accordance with applicable law, the Board would consider various options including the appointment of a new sub-adviser to provide the day-to-day management of the Portfolio during the Transition Period.  If neither proposal is approved, the Board will consider various options with respect to Index Plus International Equity Portfolio in accordance with applicable law.

Compensation payable by ING Investments to ING IM under the ING IM Sub-Advisory Agreement is the same as the compensation payable under the sub-advisory agreement with IIMA.

Other Information

[Appendix D hereto lists the names, addresses, and the principal occupations of the principal executive officers of ING IM.  As of December 31, 2008, no Trustee or Officer of Index Plus International Equity Portfolio was an officer, director, employee, or shareholder of ING IM.  No Trustee or Officer of Index Plus International Equity Portfolio owns securities or has any other material direct or indirect interest in ING IM.]

[Appendix E sets forth the name of another investment company with an investment objective and strategies similar to those adopted for Index Plus International Equity Portfolio, for which ING IM acts as an investment as sub-adviser, the annual rate of compensation and the net assets of the investment company as of December 31, 2008].

[During the fiscal year ended December 31, 2008, Index Plus International Equity Portfolio did not pay commissions on portfolio brokerage transactions to brokers who may be deemed to be affiliated persons of Index Plus International Equity Portfolio, ING Investments, IIMA, ING IM or affiliated persons of such persons.]

IFS serves as administrator for Index Plus International Equity Portfolio pursuant to the administration agreement with IIT. For the fiscal year ended December 31, 2008, the Portfolio paid IFS an estimated amount of $407,533 for administrative services.

IFD serves as the distributor for Index Plus International Equity Portfolio.  During the fiscal year ended December 31, 2008, the Portfolio paid IFD an estimated amount of $215,817 for distribution and shareholder services.  If the ING IM Sub-Advisory Agreement is approved, IFS and IFD will continue to render the same services as they currently render.  Each of IFS and IFD is a wholly-owned subsidiary of ING Groep. Listings of the names, addresses, and the principal occupations of the principal executive officers of ING Investments, the Distributor, IFS and IIT are set out in Appendix D.

Board Considerations

On January 30, 2009, the Board held an in-person meeting at which a majority of the Trustees were in attendance, to consider whether to approve a proposal from ING Investments to terminate IIMA as the sub-adviser to Index Plus International Equity Portfolio and to approve the ING IM Sub-Advisory Agreement. In determining whether to appoint a new sub-adviser, the Board considered that initiating the transition of the Portfolio’s investment portfolio prior to the Reorganization would benefit the shareholders of Index Plus International Equity Portfolio by giving them earlier exposure to a portfolio managed by ING IM and allow International Index Portfolio to be as fully invested as practicable following consummation of the Reorganization. The Board also thought this would be beneficial to the International Index Portfolio, and noted that all or a substantial portion of the cost of the transition may be borne by the shareholders of Index Plus International Equity Portfolio.

At the meeting, in determining whether to take these actions, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the ING IM Sub-Advisory Agreement be approved for the Portfolio.  The material provided to the Board or legal counsel to the Independent Trustees in support of the sub-advisory arrangement with ING IM included the following:  (1) a memorandum presenting management’s rationale for proposing a change in sub-adviser to the Portfolio and its recommendation that ING IM be retained as the sub-adviser to the Portfolio; (2) information about the proposed new portfolio management team for Index Plus International Equity Portfolio and how the team intends to affect the transitioning of Index Plus International Equity Portfolio’s securities during the Transition Period; (3) responses from ING IM to questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the ING IM Sub-Advisory Agreement; and (5) other information relevant to the Board’s evaluation.

The Board’s consideration of whether to approve the ING IM Sub-Advisory Agreement took into account several factors including, but not limited to, the following: (1) the view of ING Investments with respect to the reputation of ING IM as an investment manager; (2) ING IM’ strength and reputation in the industry; (3) the limited nature and quality of the services to be provided by ING IM under the agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the agreement in light of the services to be provided by ING IM as the Portfolio’s sub-adviser; (6) the sub-advisory fee payable by ING Investments to ING IM and the profitability of ING Investments; (7) ING IM’s operations and compliance program, including its policies and procedures intended to ensure compliance with the federal securities laws; (8) ING IM’s financial condition; (9) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; (10) ING IM’s Code of Ethics, and related procedures for complying with that Code of Ethics; (11) the fact that ING Investments (or an affiliate) and Index Plus International Equity Portfolio will equally share the cost of the proxy solicitation; and (12) the fact that ING IM is the sub-adviser of the acquiring Portfolio, the International Index Portfolio, into which Index Plus International Equity Portfolio is proposed to be merged.

The Board’s consideration of whether to approve the ING IM Sub-Advisory Agreement took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICE TO BE PROVIDED.  The Board considered the limited scope of the sub-advisory services anticipated to be provided by ING IM to Index Plus International Equity Portfolio and the level of staffing, quality and experience of ING IM’s portfolio management team.  The Board concluded that ING IM is capable of providing high quality services to Index Plus International Equity Portfolio, as indicated by the experience, capability and integrity of ING IM’s management, the financial resources of ING IM, and the professional qualifications and experience of ING IM’ portfolio management team to manage Index Plus International Equity Portfolio. The Trustees also concluded that ING IM proposed to provide services that are appropriate in scope and extent in light of Index Plus International Equity Portfolio’s current operations and during the Transition Period.

THE INVESTMENT PERFORMANCE. The Board reviewed Index Plus International Equity Portfolio’s performance under the management of IIMA, compared with its benchmark index. The Board considered that Index Plus International Equity Portfolio will be managed by ING IM in a manner similar to International Index Portfolio during the Transition Period. The Board concluded, based on the Trustees’ assessment of the limited nature, extent and quality of investment sub-advisory services expected to be provided by ING IM during the Transition period, that ING IM is capable of managing Index Plus International Equity Portfolio in light of Index Plus International Equity Portfolio’s investment objective, policies and strategies during the Transition Period.

THE COST OF SUB-ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY.  The Board concluded that the level of anticipated investment sub-advisory fees payable under the ING IM Sub-Advisory Agreement is appropriate in light of the proposed sub-advisory fee schedule, the expense ratio of Index Plus International Equity Portfolio (which will not be impacted by the implementation of the ING IM Sub-Advisory Agreement), the competitiveness of Index Plus International Equity Portfolio’s expenses when compared to the expense ratios of comparable investment companies (based on information prepared by management) and the anticipated benefits that may accrue to ING IM from its relationship with Index Plus International Equity Portfolio.

ECONOMIES OF SCALE.  The Board noted that the asset-based breakpoints in Index Plus International Equity Portfolio’s advisory fee schedule and the Portfolio’s management fees would remain unchanged if ING IM was appointed the Portfolio’s sub-adviser.  In addition, the Board recently reviewed and concluded that Index Plus International Equity Portfolio’s management fees appropriately reflect Index Plus International Equity Portfolio’s current size, the current economic environment for ING Investments and ING IM, the competitive nature of the investment company market, and ING Investments’ pricing strategy.

OTHER CONSIDERATIONS.  In approving the ING IM Sub-Advisory Agreement, the Board also considered the view of ING Investments with respect to the reputation of ING IM as an investment manager, its strength and reputation in the industry and the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up. Additionally, the Board considered ING IM’s Code of Ethics, and related procedures for complying with that Code of Ethics.  The Board noted the fact that expenses of the proxy solicitation will be shared equally between ING Investments (or an affiliate) and Index Plus International Equity Portfolio.

Based on its review and after considering ING Investments’ recommendation, the Board determined that the ING IM Sub-Advisory Agreement would enable shareholders of Index Plus International Equity Portfolio to obtain high quality services during the Transition Period, at a cost that is appropriate, reasonable and in the best interests of the Portfolio and its shareholders. The Board then approved the ING IM Sub-Advisory Agreement and directed it be submitted to shareholders for approval.

The Board recommends that shareholders of Index Plus International Equity Portfolio vote “FOR” Proposal II to approve the ING IM Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 10, 2009.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Index Plus International Equity Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and the ING IM Sub-Advisory Agreement and may vote in their discretion with respect to other matters not now known to the Board of Index Plus International Equity Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolio.  The Qualified Plans and Participating Insurance Companies will vote the Index Plus International Equity Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Index Plus International Equity Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Index Plus International Equity Portfolio at the close of business on May 1, 2009 (the “Record Date”), will be entitled to be present and give voting instructions for Index Plus International Equity Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on July 20, 2009.  As of the Record Date, the following shares of beneficial interest of Index Plus International Equity Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class I
Class S
Class S2
Total

Approval of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present or represented at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders entitled to vote and present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against the proposals.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

[To the knowledge of ING Investments, as of May 1, 2009, no current Director/Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio].

Appendix F hereto lists the persons that, as of May 1, 2009, owned beneficially or of record 5% or more of the outstanding shares of any class of Index Plus International Equity Portfolio or International Index Portfolio.

Other Matters to Come Before the Special Meeting

Index Plus International Equity Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Index Plus International Equity Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Index Plus International Equity Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

June 10, 2009

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 30th day of January, 2009, by and between ING Variable Portfolios, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING International Index Portfolio (the “Acquiring Portfolio”), and ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING Index Plus International Equity Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the Adviser Class (“ADV Class”), Class I, Class S and Service 2 Class (“Class S2”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Acquiring Portfolio does not currently offer Class S2 shares; however, it has been proposed that the Agreement is subject to approval by shareholders of the Acquired Portfolio, and upon shareholders’ approval, the Acquiring Portfolio will start offering Class S2 shares and the Class S2 shares of the Acquired Portfolio will be reorganized with and into Class S2 shares of the Acquiring Portfolio.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Company, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2.          The net asset value of an ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3.          The number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be August 8, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Company as follows:

(a)       The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2008, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Portfolio, represents and warrants to the Trust as follows:

(a)       The Acquiring Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used since its inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  The Company, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2008, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.      The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in

compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) the Company’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust’ election, to the performance by the Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3.          The Company, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Company, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Company a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.          The Trust shall have delivered to the Company on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

7.4.          The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Company, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.

Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          The Trust, on behalf of the Acquired Portfolio, and the Company, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Portfolios, Inc.	ING Investors Trust
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.	Attn: Huey P. Falgout, Jr.

With a copy to:	With a copy to:
Goodwin Procter LLP	Dechert LLP
Exchange Place	1775 I Street, N.W.
53 State Street	Washington, D.C. 20006
Boston, MA 02109	Attn: Jeffrey S. Puretz.
Attn: Philip H. Newman

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the corporate property of the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST, on behalf of its

ING Index Plus International Equity Portfolio series

By:	/s/ Michael J. Roland

Name:	Michael J. Roland

Title:	Executive Vice President

ING VARIABLE PORTFOLIOS, INC., on behalf of its

ING International Index Portfolio series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

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APPENDIX B

FORM OF SUB-ADVISORY AGREEMENT

This AGREEMENT is made as of this          day of                               ,         , between ING Investments, LLC, an Arizona limited liability company (the “Manager”), and ING Investment Management Co., a Connecticut corporation (the “Sub-Adviser”).

WHEREAS, [                              ] (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; and

WHEREAS, the Fund is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Fund may offer shares of additional series in the future; and

WHEREAS, pursuant to an Investment Management Agreement, dated [                              ,         ], as amended (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Fund has retained the Manager to render advisory and management services with respect to certain of the Fund’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Sub-Adviser to furnish investment advisory services to one or more of the series of the Fund, and the Sub-Adviser is willing to furnish such services to the Fund and the Manager.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.             Appointment.  The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Fund set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Fund designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing.  If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.             Sub-Adviser Duties.  Subject to the supervision of the Fund’s Board of Trustees and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  From time to time, at the request of the Manager, the Sub-Adviser will cooperate with and assist a Transition Manager, hired by the Manager, when the Series’ portfolio is part of a larger transition of assets, provided that the Sub-Adviser will continue to have full discretion with respect to the Series investment portfolio.  To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  At the request of the Manager, the Sub-Adviser will participate in standing instructions giving the Funds’ custodian authority to administer daily foreign currency exchange transactions.

The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Fund’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”), as amended, copies of which shall be sent to the Sub-Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Sub-Adviser further agrees as follows:

(a)           The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Fund’s Board of Trustees of which the Sub-Adviser has been sent a copy, and the provisions of the Registration Statement of the Fund filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager.  In carrying out its duties under the Sub-Advisory Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)            The Sub-Adviser will (1) manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), and (2) manage each Series so that no action or omission on the part of the Sub-Adviser shall cause a Series to fail to comply with the diversification requirements of Section 817(h) of the Code, and the regulations issued thereunder.

(ii)           The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Sub-Adviser written instructions to the contrary.  The Sub-Adviser will immediately forward any proxy it receives on behalf of the Fund solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Sub-Adviser will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Sub-Adviser will submit a voting recommendation to the Manager for such proxies.  In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series.  The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Sub-Adviser or of its affiliates.

(iii)          In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the timely transmission, as determined by the portfolio accounting agent to enable the agent to accurately calculate the Series’ daily net asset value, to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Sedol, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and record keeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Fund’s custodian and portfolio accounting agent.

(iv)          The Sub-Adviser will assist the administrator for the Fund in reviewing, determining or confirming, (including, if necessary, obtaining broker-quoted prices) consistent with the procedures and policies stated in the Registration Statement for the Fund or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the administrator seeks assistance from or identifies for review by the Sub-Adviser.  The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets.

(v)           The Sub-Adviser will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 22(b)(7) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)          The Sub-Adviser will complete and deliver to the Manager a written compliance checklist, a certified compliance acknowledgement report and the group of reports listed below in a form provided by the Manager for each month by the 10th business day of the following month:

1)             Report on Brokerage Commissions and Soft Dollar Usage.

2)                                      Trade Compliance reporting pertaining to Rules 17a-7, 17e-1, 10f-3, under the 1940 Act.

3)             Report on Illiquid and Restricted Securities held in each portfolio.

4)             Reports required on Issuers Credit Ratings applicable to Rule 2a-7, under the 1940 Act.

(b)           The Sub-Adviser will make available to the Fund and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Fund) as are necessary to assist the Fund and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws.  The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

(c)           The Sub-Adviser will provide reports to the Fund’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Fund’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(d)           With respect to any investments, including but not limited to repurchase and reverse repurchase agreements, derivatives contracts, futures contracts, International Swaps and Derivatives Association, Inc. Master Agreements, and options on futures contracts (“futures”), which are permitted to be made by the Sub-Adviser in accordance with this Agreement and the investment objectives and strategies of the Series, as outlined in the Registration Statement for the Fund, the Manager hereby authorizes and directs the Sub-Adviser to do and perform every act and thing whatsoever necessary or incidental in performing its duties and obligations under this Agreement including, but not limited to, executing as agent, on behalf of each Series, brokerage agreements and other documents to establish, operate and conduct all brokerage or other trading accounts, and executing as agent, on behalf of each Series, such agreements and other documentation as may be required for the purchase or sale, assignment, transfer and ownership of any permitted investment, including limited partnership agreements, repurchase and derivative master agreements, including any schedules and annexes to such agreements, releases, consents, elections and confirmations.  The Manager acknowledges and understands that it will be bound by any such trading accounts established, and agreements and other documentation executed, by the Sub-Adviser for such investment purposes.

3.             Broker-Dealer Selection.  The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Fund, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Fund, by other aspects of the portfolio execution services offered.  Subject to such policies as the Fund’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Sub-Adviser will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers that participate in commission recapture programs benefiting the Series, provided that neither the Sub-Adviser nor the Manager will direct brokerage in recognition of the sale of Series shares.  To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series to the Sub-Adviser if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser.  Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation monthly to the Fund’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefor.

4.             Disclosure about Sub-Adviser.  The Sub-Adviser has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Fund filed with the SEC that contains disclosure about the Sub-Adviser, and represents and warrants that, with respect to the disclosure about the Sub-Adviser or information relating, directly or indirectly, to the Sub-Adviser, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II at the time the Form ADV is filed with the SEC.

5.             Expenses.  During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement, including, but not limited to, reimbursement of losses due to trade errors or compliance breaches.  The Manager or the Fund shall be responsible for all the expenses of the Fund’s operations.  In addition, if the Fund is required, under applicable law, to supplement the Registration Statement because of a change requested by the Sub-Adviser, the Sub-Adviser will reimburse the Fund and/or the Manager for the cost of preparing, printing and distributing such supplement, unless the Sub-Adviser is requesting the change in order to comply with an applicable law, rule or regulation.

6.             Compensation.  For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Fund fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Fund any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Fund.

7.             Marketing Materials.

(a)           During the term of this Agreement, the Sub-Adviser agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) for internal use or public dissemination, that are produced or are for use or reference by the Sub-Adviser, its affiliates or other designees, broker-dealers or the public in connection with the Series, and Sub-Adviser shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(b)           During the term of this Agreement, the Manager agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, or Marketing Materials prepared for distribution to shareholders of each Series, or the public that refer to the Sub-Adviser in any way, prior to the use thereof, and the Manager shall not use any such materials if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients.  The Manager agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph.  Marketing Materials may be furnished to the Sub-Adviser by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

8.             Compliance.

(a)           The Sub-Adviser agrees to use reasonable compliance techniques and policies and procedures reasonably designed to prevent violations of the federal securities laws as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b)           The Sub-Adviser agrees that it shall promptly notify the Manager and the Fund (i) in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  The Sub-Adviser further agrees to notify the Manager and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Fund (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)           The Manager agrees that it shall promptly notify the Sub-Adviser (i) in the event that the SEC has censured the Manager or the Fund; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.             Books and Records.  The Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

10.           Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Fund.  Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Fund or the Manager by the Sub-Adviser, in connection with its duties under the Agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser or the Manager, or if available from a source other than the Manager, Sub-Adviser or the Fund.

11.           Non-Exclusivity.   The services of the Sub-Adviser to the Series and the Fund are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others

(including other investment companies) and to engage in other activities, provided, however, that the Sub-Adviser may not consult with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

12.           Prohibited Conduct.  The Sub-Adviser may not consult with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

13.           Representations Respecting Sub-Adviser.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Fund’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

14.           Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Fund shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

15.           Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (a) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Fund that is not a Series hereunder, and (b) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

16.           Indemnification.

(a)           The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Fund which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)           Notwithstanding Section 15 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Fund, the Manager, any affiliated person of the Manager, and any controlling person of the Manager (the Fund and all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser’s responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)           The Manager shall not be liable under Paragraph (a) of this Section 16 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person.  The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result, in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)           The Sub-Adviser shall not be liable under Paragraph (b) of this Section 16 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

17.           Duration and Termination.

(a)           With respect to each Series identified as a Series on Schedule A hereto as in effect on                               ,         , unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through [November 30, 2010].  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Amendment, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Fund’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.  However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Fund, unless such approval shall be required by any other applicable law or otherwise.

Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (i) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Fund, (ii) at any time without payment of any penalty by the Fund, by the Fund’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (iii) by the Sub-Adviser upon three (3) months’ written notice unless the Fund or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or Manager not to exceed three (3) additional months beyond the initial three-month notice period; provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Fund, in the event either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Fund, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Sub-Adviser does not receive compensation for its services from the Manager or the Fund as required by the terms of this Agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Fund, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 13, 14, 15 and 16 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 17 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the Agreement was in effect, Section 6.

(b)           Notices.  Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

[Registrant]

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Attention:  Huey P. Falgout, Jr.

If to the Sub-Adviser:

ING Investment Management Co.

10 State House Square

Hartford, CT  06103-3602

Attention:  Michael Gioffre

18.           Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

19.           Miscellaneous.

(a)           This Agreement shall be governed by the laws of the State of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)           The Manager and the Sub-Adviser acknowledge that the Fund enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)           The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)           To the extent permitted under Section 17 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)           If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)            Nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)           This Agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

ING INVESTMENTS, LLC

By:

Name:

Title:

ING INVESTMENT MANAGEMENT CO.

By:

Name:

Title:

SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

ING INVESTMENTS, LLC

and

ING INVESTMENT MANAGEMENT CO.

Series	Annual Sub-Advisory Fee (as a percentage of average daily net assets)

ING Index Plus International Equity Portfolio (formerly, ING VP Index Plus International Equity Portfolio)	0.20%

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APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING INTERNATIONAL INDEX PORTFOLIO (THE “PORTFOLIO”)

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as investment options under Variable Contacts, to Qualified Plans, to certain other investment companies, and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (“Code”), and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell, or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary, or disclosure statement.

ING Funds Distributor, LLC (“IFD” or “Distributor”), the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives, and strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option and other permitted investors might, at some time, be in conflict because of differences in tax treatment or other considerations. The Portfolio’s Board of Directors (“Board”) directed ING Investments, LLC (“ING Investments” or “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what actions, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company, or other permitted investor which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time.

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan is received in proper form.

Management of the Portfolio

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995.

As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report to be dated June 30, 2009.

Sub-Adviser and Portfolio Manager

ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2008, ING IM managed approximately $54.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity for ING IM has managed the Portfolio since its inception in May 2009. Mr. Costa joined ING IM in April 2006 as Head of Portfolio Management of quantitative equity. Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization.

ING Investments has overall responsibility for monitoring the investment program maintained by ING IM for compliance with applicable laws and regulations and the Portfolio’s investment objective.

ING Investments pays ING IM a fee at an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager’s ownership of securities in the Portfolio.

Portfolio Distribution

The Portfolio is distributed by IFD.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale AZ 85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Adviser Class, Class I, Service Class and Service 2 Class shares.  The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.   All classes of the Portfolio have a common investment objective and investment portfolio.

Shareholder Service and Distribution Plan Fees

ING Variable Portfolios, Inc. (“IVP” or “Company”) has adopted shareholder services and distribution plans (each a “Distribution Plan”) for the ADV Class, Class S and Class S2 shares of the Portfolio in accordance with Rule 12b-1 under the 1940 Act.  Under these plans, the Portfolio pays certain fees to IFD, the Portfolio’s principal underwriter, for IFD’s distribution/shareholder services for the ADV Class, Class S and Class S2 shares.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Distribution Plan for the ADV Class shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of the Portfolio.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolio.

Under the Distribution Plan for the Class S shares, IFD is paid an annual distribution/shareholder service fee at the rate of 0.25% as a percentage of average daily net assets of the Class S shares of the Portfolio.  The distribution/shareholder service fee may be used to cover expenses incurred in promoting the sale of Class S shares and for providing shareholder services and/or account maintenance services to shareholders.  IFD may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including affiliates.

Under the Distribution Plan for the Class S2 shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the Class S2 shares of each Portfolio.  IFD has agreed to waive 0.10% of the distribution fee for Class S2 shares.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of Class S2 shares of the Portfolio.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Shareholder Service and Distribution Plan (collectively, “ING”), the Portfolio’s Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of May 1, 2009, the Adviser had entered into such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company.  ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Each of the Portfolio, the Adviser and the Distributor is not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends and Capital Gains Distributions

The Portfolio declares and pay dividends and capital gains distributions, if any, on a semi-annual basis usually in June. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Performance of the Morgan Stanley Capital International - Europe, Australasia, and Far East® (“MSCI EAFE®”) Index

Although ING International Index Portfolio’s investment objective seeks investment results, before fees and expenses, that correspond to the total return performance of the MSCI EAFE® Index, the performance shown below for the MSCI EAFE® Index is not the past performance of the Portfolio or any other investment.

The MSCI EAFE® Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The MSCI EAFE® Index performance also does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower.

Past MSCI EAFE® Index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The bar chart below shows the changes in the MSCI EAFE® Index performance from year to year and the table shows the average annual total returns for the MSCI EAFE® Index over the periods indicated as of December 31, 2008. These returns reflect reinvestment of dividends and other earnings.

Past performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term performance of the MSCI EAFE® Index coincides with a long period of rising markets.

	1 Year	3 Years	5 Years	10 Years
MSCI EAFE® Index	(43.38)%	(7.35)%	1.66%	0.80%

As stated above, MSCI EAFE® Index returns do not represent actual Portfolio performance. MSCI EAFE® Index performance returns do not reflect management fees, transaction costs or expenses.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING International Index Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm.

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from										Ratios to average net assets
		Investment												Expenses
		operations												net of
				Net										fee						Supplemental
				realized		Less distributions				Net		Expenses		waivers		Expenses		Net		data
	Net asset	Net		and	Total	From				asset		before		and/or		net of all		Invest-			Port-
	value,	Invest-		unrealiz-	from	net	From	From		value,		reduc-		recoup-		reduc-		ment		Net assets,	folio
	beginning	ment		ed	Invest-	Invest-	net	return	Total	end of	Total	tions/		ments,		tions/		Income		end of	turn-
	of year or	Income		gain	ment	ment	realized	of	distri-	year or	Return	additions		if		additions		(loss)		year or	over
Year or period ended	period	(loss)		(loss)	operations	Income	gains	capital	butions	period	(1)	(2)(3)		any(2)(3)		(2)(3)		(2)(3)		period	rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(%)		($000’s)	(%)

ING International Index Portfolio
Class ADV
03-10-08(4) - 12-31-08	10.00	0.20	•	(3.69)	(3.49)	0.08	—	—	0.08	6.43	(34.85)	1.17	+	1.00	+	1.00	+	2.87	+	2	22
Class I
03-10-08(4) - 12-31-08	10.00	0.17	•	(3.65)	(3.48)	0.11	—	—	0.11	6.41	(34.73)	0.67	+	0.50	+	0.50	+	2.56	+	237,777	22
Class S
03-10-08(4) - 12-31-08	10.00	0.12	•	(3.60)	(3.48)	0.11	—	—	0.11	6.41	(34.79)	0.92	+	0.75	+	0.75	+	1.93	+	6,983	22

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.  Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur.  Expenses net of fee waivers reflect expenses after reimbursement by the investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements.  Expenses net of all reductions represent the net expenses paid by a Portfolio.  Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
+	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratios and net investment income or loss ratio.

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Appendix D

Principal Executive Officers of ING Investment Management Co.

230 Park Avenue

New York, New York 10169

Name and Title

Robert G. Leary — President and Chief Executive Officer

Jeffrey T. Becker — Vice Chairman and Chief Financial and Operating Officer

Michael J. Gioffre — Chief Compliance Officer

Mark D. Weber — Executive Vice President and Head of Structured Assets and

Innovation

Gerald T. Lins — General Counsel

D-1

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Appendix E

ADVISORY FEE RATE OF A FUND WITH SIMILAR INVESTMENT OBJECTIVES ADVISER OR SUB-ADVISED BY ING INVESTMENT MANAGEMENT CO. (“ING IM”)

The following table sets forth the name of another investment company, with investment objective and strategies similar to Index Plus International Equity Portfolio, for which ING IM acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment company. The information below is given as of December 31, 2008.

Fund	Net Assets	Annual compensation (as a percentage of average daily net assets) (%)

ING International Index Portfolio	$243.6 million	0.1710% of the Portfolio’s average daily net assets

E-1

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APPENDIX F

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 1, 2009:

ING Index Plus International Equity Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING International Index Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 1, 2009.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.
If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON JULY 21, 2009

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSALS.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.         To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between ING Index Plus International Equity Portfolio and ING International Index Portfolio, providing for the reorganization of ING Index Plus International Equity Portfolio with and into ING International Index Portfolio (the “Reorganization”).

For ☐	Against ☐	Abstain ☐

2.         Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC (“ING Investments”), ING Index Plus International Equity Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of ING Investments, would serve as the sub-adviser to ING Index Plus International Equity Portfolio during a transition period until the Reorganization is consummated.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 21, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on July 21, 2009, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.         To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between ING Index Plus International Equity Portfolio and ING International Index Portfolio, providing for the reorganization of ING Index Plus International Equity Portfolio with and into ING International Index Portfolio (the “Reorganization”).

For ☐	Against ☐	Abstain ☐

2.         Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC (“ING Investments”), ING Index Plus International Equity Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of ING Investments, would serve as the sub-adviser to

ING Index Plus International Equity Portfolio during a transition period until the Reorganization is consummated.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING VARIABLE PORTFOLIOS, INC.

Statement of Additional Information

June 10, 2009

Acquisition of the Assets and Liabilities of each of : ING Index Plus International Equity Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING International Index Portfolio (A Series of ING Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Portfolios, Inc. (“SAI”) is available to the shareholders of ING Index Plus International Equity Portfolio, a series of ING Investors Trust, in connection with proposed transactions whereby all of the assets and known liabilities of ING Index Plus International Equity Portfolio will be transferred to ING International Index Portfolio, a series of ING Variable Portfolios, Inc., in exchange for shares of ING International Index Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Managers’ Report for ING International Index Portfolio; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.         The SAI for each of ING Index Plus International Equity Portfolio and ING International Index Portfolio, each dated May 1, 2009, as filed on [         ] (for ING Index Plus International Equity Portfolio File No: 033-23512; for ING International Index Portfolio File No: 333-05173).

2.         The Financial Statements of each of ING Index Plus International Equity Portfolio and ING International Index Portfolio, which are included in each Portfolio’s Annual Report dated December 31, 2008, as filed on March 6, 2009 and the Semi-Annual Report dated June 30, 2008, as filed on September 5, 2008 (for ING Index Plus International Equity Portfolio File No: 811-05629; for ING International Index Portfolio File No: 811-07651).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 10, 2009, relating to the Reorganization of ING Index Plus International Equity Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-262-3862.  This SAI should be read in conjunction with the Prospectus/Proxy.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING Index Plus International Equity Portfolio will be transferred to ING International Index Portfolio, in exchange for shares of ING International Index Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2008. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2008

	ING VP Index Plus	ING
	International Equity	International Index	Pro Forma		Pro Forma
	Portfolio	Portfolio	Adjustments		Combined (unaudited)
ASSETS:
Investments in securities at value+*	$170,332,416	$232,430,429			$402,762,845
Short-term investments**	69,868	—			69,868
Investments in affiliates***	—	640,930			640,930
Short-term investments in affiliate****	—	1,546,000			1,546,000
Cash	2,115,614	685			2,116,299
Cash collateral for futures	—	1,697,281			1,697,281
Foreign currencies at value*****	2,308,045	6,536,797			8,844,842
Receivables:		—
Investment securities sold	49	443,856			443,905
Fund shares sold	233,967	1,390,852			1,624,819
Dividends and interest	874,318	448,997			1,323,315
Variation margin	—	239,657			239,657
Prepaid expenses	3,081	11,038			14,119
Reimbursement due from manager	29,252	80,653			109,905
Total assets	175,966,610	245,467,175			421,433,785

LIABILITIES:
Payable for investment securities purchased	—	479,255			479,255
Payable for fund shares redeemed	294,529	26,703			321,232
Payable for futures variation margin	—	1,085			1,085
Payable upon receipt of securities loaned	77,413	—			77,413
Payable to affiliates	88,454	93,851			182,305
Payable for directors fees	6,573	936			7,509
Other accrued expenses and liabilities	187,569	104,050	58,100	(A)	349,719
Total liabilities	654,538	705,880	58,100		1,418,518
NET ASSETS	$175,312,072	$244,761,295	$(58,100)		$420,015,267

NET ASSETS CONSIST OF:
Paid-in capital	$355,124,451	$390,535,803			$745,660,254
Undistributed net investment income	7,301,503	3,389	(58,100)	(A)	7,246,792
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(120,159,731)	(7,372,859)			(127,532,590)
Net unrealized depreciation of investments, foreign currency related transactions, and futures	(66,954,151)	(138,405,038)			(205,359,189)
NET ASSETS	$175,312,072	$244,761,295	$(58,100)		$420,015,267

+Including securities loaned at value	$76,378	$—	$76,378
*Cost of investments in securities	$237,284,594	$369,853,183	$607,137,777
**Cost of short-term investments	$77,413	$—	$77,413
***Cost of investments in affiliates	$—	$2,044,570	$2,044,570
****Cost of short-term investments in affiliates	$—	$1,546,000	$1,546,000
***** Cost of foreign currencies	$2,310,316	$6,285,361	$8,595,677

Class ADV:
Net Assets	$386	$1,938	$—	(A)	$2,324
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	76	302	(15)	(B)	362
Net asset value and redemption price per share	$5.11	$6.42			$6.42

Class I:
Net Assets	$119,983,318	$237,776,698	$(39,764)	(A)	$357,720,252
Shares authorized	unlimited	100,000,000			200,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	23,245,908	37,080,141	(4,533,965)	(B)	55,792,084
Net asset value and redemption price per share	$5.16	$6.41			$6.41

Class S:
Net Assets	$55,044,654	$6,982,659	$(18,242)	(A)	$62,009,071
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	10,696,996	1,090,083	(2,112,532)	(B)	9,674,547
Net asset value and redemption price per share	$5.15	$6.41			$6.41

Class S2:
Net Assets	$283,714	$—	$(94)	(A)	$283,620
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	54,697	0	(10,451)	(B)	44,246
Net asset value and redemption price per share	$5.19	$6.41			$6.41

(A)      Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(B)        Reflects new shares issued, net of retired shares of ING Opportunistic LargeCap Growth Portfolio. Calculation: Net Assets ÷ NAV per share)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2008

	ING VP Index Plus	ING
	International Equity	International Index	Pro Forma		Pro Forma
	Portfolio	Portfolio	Adjustments		Combined (unaudited)
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$14,581,999	$5,180,366			$19,762,365
Interest	195,716	178,674			374,390
Securities lending income, net	301,504	—			301,504
Total investment income	15,079,219	5,359,040	—		20,438,259

EXPENSES:
Investment management fees	1,834,019	667,316	(127,481)	(A)	2,373,854
Distribution and service fees:
Class ADV	5	10	2	(A)	17
Class S	213,382	6,599			219,981
Class S2	2,430	—			2,430
Transfer agent fees	1,113	569			1,682
Administrative service fees	407,553	175,607			583,160
Shareholder reporting expense	249,419	8,442	(132,921)	(A)	124,940
Registration fees	438	—			438
Professional fees	99,779	29,606			129,385
Custody and accounting expense	238,758	270,492	(259,371)	(A)	249,879
Directors fees	21,068	10,785			31,853
Overdraft expense	222,778	—	(222,778)	(A)	—
Offering expense	—	11,393			11,393
Miscellaneous expense	11,477	9,621			21,098
Total expenses	3,302,219	1,190,440	(742,549)		3,750,110
Less:
Net waived and reimbursed/recouped fees	(637,461)	(304,811)	504,983	(A)	(437,289)
Brokerage commission recapture	—	—	—		—
Net expenses	2,664,758	885,629	(237,566)		3,312,821
Net investment income (loss)	12,414,461	4,473,411	237,566		17,125,438

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized loss on:
Investments	(114,712,179)	(5,744,083)			(120,456,262)
Foreign currency related transactions	(2,118,614)	(301,574)			(2,420,188)
Futures	(60,587)	(1,613,546)			(1,674,133)
Net realized loss on investments, foreign currency related transactions, and futures	(116,891,380)	(7,659,203)			(124,550,583)
Net change in unrealized appreciation or depreciation on:
Investments	(58,215,358)	(138,826,394)			(197,041,752)
Foreign currency related transactions	(73,645)	230,036			156,391
Futures	—	191,320			191,320
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(58,289,003)	(138,405,038)			(196,694,041)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	(175,180,383)	(146,064,241)			(321,244,624)
Decrease in net assets resulting from operations	$(162,765,922)	$(141,590,830)	$237,566		$(304,119,186)

* Foreign taxes withheld	$1,505,022	$540,536	$—	$2,045,558
(1) Dividends from affiliates	$—	$32,432	$—	$32,432

(A)      Reflects adjustment in expenses due to effects of new contractual rates.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of December 31, 2008 (UNAUDITED):

			Pro Forma (Unaudited)						Pro Forma (Unaudited)		Cost Adjustments	Industry	Industry
ING VP Index Plus International Equity Portfolio	ING International Index Portfolio	Adjustments	ING International Index Portfolio			ING VP Index Plus International Equity Portfolio	ING International Index Portfolio	Adjustments	ING International Index Portfolio		ING VP Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio	ING International Index Portfolio
Shares						Value
COMMON STOCK: 94.5%
					Australia: 5.2%
—	10,687	7,759	18,446		AGL Energy Ltd.	$—	$113,941	$82,721	$196,662		—		Electric	Electric
—	44,773	32,505	77,278		Alumina Ltd.	—	45,108	32,748	77,856		—		Mining	Mining
—	23,068	16,747	39,815		Amcor Ltd.	—	93,744	68,058	161,802		—		Packaging & Containers	Packaging & Containers
—	56,562	41,064	97,626		AMP Ltd.	—	215,659	156,569	372,228		—		Insurance	Insurance
—	17,676	12,832	30,508		Asciano Group	—	18,816	13,660	32,476		—		Transportation	Transportation
—	5,652	4,103	9,755		ASX Ltd.	—	132,117	95,917	228,034		—		Diversified Financial Services	Diversified Financial Services
120,165	63,529	(74,043)	109,651		Australia & New Zealand Banking Group Ltd.	1,297,326	685,872	(799,382)	1,183,816		1,297,326	Banks	Banks	Banks
—	31,809	23,093	54,902		AXA Asia Pacific Holdings Ltd.	—	110,563	80,269	190,832		—		Insurance	Insurance
61,361	6,000	(57,004)	10,357		Bendigo Bank Ltd.	474,715	46,419	(441,015)	80,119		474,715	Banks	Banks	Banks
64,096	103,427	10,992	178,515		BHP Billiton Ltd.	1,361,666	2,197,221	233,518	3,792,405		1,361,666	Mining	Mining	Mining
21,481	—	(21,481)	—		Billabong International Ltd.	117,966	—	(117,966)	—		117,966	Apparel		Apparel
252,260	18,673	(238,702)	32,231		BlueScope Steel Ltd.	619,777	45,878	(586,470)	79,185		619,777	Iron/Steel	Iron/Steel	Iron/Steel
—	21,161	15,363	36,524		Boral Ltd.	—	68,533	49,755	118,288		—		Building Materials	Building Materials
33,981	38,428	(6,082)	66,327		Brambles Ltd.	176,550	199,654	(31,601)	344,603		176,550	Commercial Services	Commercial Services	Commercial Services
65,616	6,190	(61,122)	10,684		Caltex Australia Ltd.	331,580	31,280	(308,871)	53,989		331,580	Oil & Gas	Oil & Gas	Oil & Gas
—	19,700	14,302	34,002		Coca-Cola Amatil Ltd.	—	126,594	91,907	218,501		—		Beverages	Beverages
—	1,898	1,378	3,276		Cochlear Ltd.	—	73,527	53,381	126,908		—		Healthcare - Products	Healthcare - Products
12,804	41,619	17,411	71,834		Commonwealth Bank of Australia	263,449	856,332	358,249	1,478,030		263,449	Banks	Banks	Banks
22,356	11,050	(14,334)	19,072		Computershare Ltd.	122,157	60,379	(78,322)	104,214		122,157	Computers	Computers	Computers
—	15,618	11,339	26,957		Crown Ltd.	—	65,421	47,496	112,917		—		Lodging	Lodging
18,132	16,710	(6,001)	28,841		CSL Ltd.	427,586	394,053	(141,503)	680,136		427,586	Biotechnology	Biotechnology	Biotechnology
—	34,002	24,685	58,687	@	Fortescue Metals Group Ltd.	—	46,364	33,660	80,024		—		Mining	Mining
—	60,584	43,984	104,568		Foster’s Group Ltd.	—	233,011	169,166	402,177		—		Beverages	Beverages
111,828	61,828	(66,940)	106,716		Goodman Fielder Ltd.	103,956	57,476	(62,228)	99,204		103,956	Food	Food	Food
—	33,796	24,536	58,332		Incitec Pivot Ltd.	—	59,240	43,008	102,248		—		Chemicals	Chemicals
—	54,268	39,399	93,667		Insurance Australia Group	—	147,898	107,374	255,272		—		Insurance	Insurance
—	50,705	36,812	87,517		John Fairfax Holdings Ltd.	—	58,178	42,237	100,415		—		Media	Media
—	4,323	3,138	7,461		Leighton Holdings Ltd.	—	84,000	60,984	144,984		—		Engineering & Construction	Engineering & Construction
—	15,110	10,970	26,080		Lend Lease Corp., Ltd.	—	76,139	55,277	131,416		—		Real Estate	Real Estate
56,433	11,042	(48,417)	19,058		Lion Nathan Ltd.	324,196	63,434	(278,143)	109,487		324,196	Beverages	Beverages	Beverages
288,421	27,697	(268,310)	47,808		Macquarie Airports Management Ltd.	485,501	46,623	(451,653)	80,471		485,501	Engineering & Construction	Engineering & Construction	Engineering & Construction
26,357	7,644	(20,807)	13,194		Macquarie Group Ltd.	534,924	155,138	(422,294)	267,768		534,924	Diversified Financial Services	Diversified Financial Services	Diversified Financial Services
—	76,052	55,214	131,266		Macquarie Infrastructure Group	—	91,164	66,185	157,349		—		Commercial Services	Commercial Services
29,417	26,359	(10,280)	45,496	L	Metcash Ltd.	90,068	80,705	(31,476)	139,297		90,068	Food	Food	Food
—	51,400	37,316	88,716		National Australia Bank Ltd.	—	755,665	548,613	1,304,278		—		Banks	Banks
—	13,168	9,560	22,728		Newcrest Mining Ltd.	—	313,436	227,555	540,991		—		Mining	Mining
—	21,339	15,492	36,831		OneSteel Ltd.	—	36,900	26,789	63,689		—		Iron/Steel	Iron/Steel
—	10,334	7,502	17,836		Orica Ltd.	—	101,411	73,624	175,035		—		Mining	Mining
7,365	24,610	10,502	42,477		Origin Energy Ltd.	83,066	277,564	118,446	479,076		83,066	Oil & Gas	Oil & Gas	Oil & Gas
—	73,293	53,210	126,503	X	Oxiana Ltd.	—	28,105	20,404	48,509		—		Mining	Mining
—	2,890	2,098	4,988		Perpetual Trustees Australia Ltd.	—	75,588	54,877	130,465		—		Diversified Financial Services	Diversified Financial Services
232,319	31,305	(209,593)	54,031		Qantas Airways Ltd.	428,003	57,673	(386,132)	99,544		428,003	Airlines	Airlines	Airlines
14,610	26,371	4,535	45,516		QBE Insurance Group Ltd.	264,051	476,611	81,969	822,631		264,051	Insurance	Insurance	Insurance
—	8,131	5,903	14,034		Rio Tinto Ltd.	—	217,893	158,191	376,084		—		Mining	Mining
—	15,717	11,411	27,128		Santos Ltd.	—	164,681	119,559	284,240		—		Oil & Gas	Oil & Gas
—	3,046	2,211	5,257		Sims Group Ltd.	—	37,281	27,066	64,347		—		Metal Fabricate/Hardware	Metal Fabricate/Hardware
—	10,072	7,312	17,384		Sonic Healthcare Ltd.	—	102,614	74,498	177,112		—		Healthcare - Services	Healthcare - Services
—	27,525	19,983	47,508		Suncorp-Metway Ltd.	—	162,241	117,787	280,028		—		Banks	Banks
—	19,540	14,186	33,726		TABCORP Holdings Ltd.	—	95,601	69,406	165,007		—		Entertainment	Entertainment
—	35,744	25,950	61,694		Tattersall’s Ltd.	—	69,793	50,670	120,463		—		Entertainment	Entertainment
235,793	128,211	(142,712)	221,292		Telstra Corp., Ltd.	631,227	343,226	(382,045)	592,408		631,227	Telecommunications	Telecommunications	Telecommunications
—	22,487	16,326	38,813		Toll Holdings Ltd.	—	97,156	70,535	167,691		—		Transportation	Transportation
—	37,644	27,330	64,974	@	Transurban Group	—	142,394	103,378	245,772		—		Commercial Services	Commercial Services
—	23,084	16,759	39,843		Wesfarmers Ltd.	—	291,333	211,508	502,841		—		Retail	Retail
11,210	82,223	48,484	141,917		Westpac Banking Corp.	134,449	986,159	581,503	1,702,111		134,449	Banks	Banks	Banks
10,680	13,311	(1,016)	22,975		Woodside Petroleum Ltd.	276,370	344,453	(26,297)	594,526		276,370	Oil & Gas	Oil & Gas	Oil & Gas
5,911	37,286	21,159	64,356		Woolworths Ltd.	110,218	695,242	394,528	1,199,988		110,218	Food	Food	Food
—	4,550	3,303	7,853		WorleyParsons Ltd.	—	45,391	32,954	78,345		—		Engineering & Construction	Engineering & Construction
						8,658,801	12,698,892	560,601	21,918,294	cs
					Austria: 0.3%
—	5,459	3,963	9,422		Erste Bank der Oesterreichischen Sparkassen AG	—	127,107	92,280	219,387		—		Banks	Banks
—	2,570	1,866	4,436		Oesterreichische Elektrizitaetswirtschafts AG	—	118,831	86,271	205,102		—		Energy - Alternate Sources	Energy - Alternate Sources
35,232	4,754	(31,781)	8,205		OMV AG	936,166	126,321	(844,457)	218,030		936,166	Oil & Gas	Oil & Gas	Oil & Gas
—	1,555	1,129	2,684		Raiffeisen International Bank Holding AG	—	43,228	31,384	74,612		—		Banks	Banks
—	1,464	1,063	2,527		Strabag SE	—	34,208	24,835	59,043		—		Engineering & Construction	Engineering & Construction
6,732	9,923	472	17,127		Telekom Austria AG	97,951	144,381	6,870	249,202		97,951	Telecommunications	Telecommunications	Telecommunications
14,860	2,536	(13,019)	4,377		Voestalpine AG	321,049	54,790	(281,271)	94,568		321,049	Iron/Steel	Iron/Steel	Iron/Steel
—	1,353	982	2,335		Wiener Staedtische Allgemeine Versicherung AG	—	47,007	34,127	81,134		—		Insurance	Insurance
—	3,969	2,881	6,850		Wienerberger AG	—	67,704	49,153	116,857		—		Building Materials	Building Materials
						1,355,166	763,577	(800,808)	1,317,935	cs
					Belgium: 0.7%
54,181	13,482	(44,393)	23,270	@	Anheuser-Busch InBev NV	1,258,256	313,095	(1,030,942)	540,409		1,258,256	Beverages	Beverages	Beverages
39,496	8,296	(33,725)	14,067	@	Anheuser-Busch InBev NV - VVPR Share	220	46	(187)	79		220
4,898	5,156	(1,155)	8,899		Belgacom SA	187,243	197,106	(44,144)	340,205		187,243	Telecommunications	Telecommunications	Telecommunications
373	412	(74)	711		Colruyt SA	80,153	88,533	(15,878)	152,808		80,153	Food	Food	Food
1,373	3,029	826	5,228		Delhaize Group	84,874	187,242	51,064	323,180		84,874	Food	Food	Food
—	13,002	9,439	22,441		Dexia	—	58,949	42,797	101,746		—		Banks	Banks
—	61,969	44,990	106,959		Fortis	—	81,716	59,326	141,042		—		Banks	Banks
27,282	—	(27,282)	—	@, X	Fortis - STRIP VVPR	38	—	(38)	—		38	Banks		Banks
1,102	1,892	272	3,266		Groupe Bruxelles Lambert SA	88,283	151,571	21,758	261,612		88,283	Holding Companies - Diversified	Holding Companies - Diversified	Holding Companies - Diversified
2,015	4,600	1,325	7,940		KBC Groep NV	60,555	138,240	39,807	238,602		60,555	Banks	Banks	Banks
1,226	1,216	(343)	2,099		Mobistar SA	88,437	87,716	(24,755)	151,398		88,437	Telecommunications	Telecommunications	Telecommunications

—	1,178	855	2,033		Nationale A Portefeuille	—	57,449	41,708	99,157		—		Holding Companies - Diversified	Holding Companies - Diversified
—	1,637	1,188	2,825		Solvay SA	—	121,558	88,251	209,809		—		Chemicals	Chemicals
—	3,582	2,601	6,183		UCB SA	—	116,839	84,825	201,664		—		Pharmaceuticals	Pharmaceuticals
—	3,944	2,863	6,807		Umicore	—	77,935	56,581	134,516		—		Mining	Mining
						1,848,059	1,677,995	(629,827)	2,896,227	cs
					Bermuda: 0.0%
—	1,450	1,053	2,503		Frontline Ltd.	—	42,569	30,905	73,474		—		Transportation	Transportation
14,677	7,522	(9,216)	12,983		SeaDrill Ltd. ADR	119,618	61,304	(75,111)	105,811		119,618	Oil & Gas	Oil & Gas	Oil & Gas
						119,618	103,873	(44,206)	179,285	cs
					Denmark: 0.8%
—	26	19	45	S	AP Moller - Maersk A/S - Class A	—	142,290	103,303	245,593		—		Transportation	Transportation
—	41	30	71		AP Moller - Maersk A/S - Class B	—	220,642	160,186	380,828		—		Transportation	Transportation
—	1,908	1,385	3,293		Carlsberg A/S	—	62,372	45,282	107,654		—		Beverages	Beverages
5,171	13,000	4,267	22,438		Danske Bank A/S	52,093	130,962	42,986	226,041		52,093	Banks	Banks	Banks
—	6,317	4,586	10,903		DSV A/S	—	68,746	49,910	118,656		—		Transportation	Transportation
—	1,457	1,058	2,515		Flsmidth & Co. A/S	—	51,141	37,128	88,269		—		Machinery - Diversified	Machinery - Diversified
—	1,857	1,348	3,205	@	Jyske Bank	—	43,345	31,469	74,814		—		Banks	Banks
1,957	14,917	8,873	25,747		Novo-Nordisk A/S	100,950	769,477	457,691	1,328,118		100,950	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	925	672	1,597		Novozymes A/S	—	74,187	53,860	128,047		—		Biotechnology	Biotechnology
—	525	381	906	@	Topdanmark A/S	—	68,755	49,916	118,671		—		Insurance	Insurance
—	1,200	871	2,071		TrygVesta A/S	—	75,624	54,903	130,527		—		Insurance	Insurance
—	5,215	3,786	9,001	@	Vestas Wind Systems A/S	—	306,886	222,800	529,686		—		Electrical Components & Equipment	Electrical Components & Equipment
						153,043	2,014,427	1,309,434	3,476,904	cs
					Finland: 1.3%
16,227	4,847	(12,708)	8,366		Elisa OYJ	282,494	84,381	(221,233)	145,642		282,494	Telecommunications	Telecommunications	Telecommunications
—	12,497	9,073	21,570		Fortum OYJ	—	271,626	197,201	468,827		—		Electric	Electric
736	—	(736)	—		Kesko OYJ	18,545		(18,545)	—		18,545	Food		Food
—	4,058	2,946	7,004		Kone OYJ	—	90,996	66,063	157,059		—		Machinery - Diversified	Machinery - Diversified
—	3,775	2,741	6,516		Metso OYJ	—	46,263	33,587	79,850		—		Machinery - Diversified	Machinery - Diversified
5,612	3,332	(3,193)	5,751		Neste Oil OYJ	84,473	50,154	(48,061)	86,566		84,473	Oil & Gas	Oil & Gas	Oil & Gas
135,704	117,723	(50,237)	203,190		Nokia OYJ	2,129,517	1,847,353	(788,337)	3,188,533		2,129,517	Telecommunications	Telecommunications	Telecommunications
—	3,307	2,401	5,708		Nokian Renkaat OYJ	—	37,573	27,278	64,851		—		Auto Parts & Equipment	Auto Parts & Equipment
—	7,573	5,498	13,071		OKO Bank	—	105,326	76,467	181,793		—		Banks	Banks
5,335	—	(5,335)	—		Orion OYJ	90,736	—	(90,736)	—		90,736	Pharmaceuticals		Pharmaceuticals
—	2,645	1,920	4,565		Rautaruukki OYJ	—	46,196	33,538	79,734		—		Iron/Steel	Iron/Steel
6,156	11,983	2,544	20,683		Sampo OYJ	116,517	226,807	48,145	391,469		116,517	Insurance	Insurance	Insurance
—	16,593	12,047	28,640		Stora Enso OYJ (Euro Denominated Security)	—	131,442	95,427	226,869		—		Forest Products & Paper	Forest Products & Paper
—	15,260	11,079	26,339		UPM-Kymmene OYJ	—	195,614	142,016	337,630		—		Forest Products & Paper	Forest Products & Paper
—	2,432	1,766	4,198		Wartsila OYJ	—	73,486	53,351	126,837		—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
						2,722,282	3,207,217	(393,839)	5,535,660	cs
					France: 10.0%
—	5,479	3,978	9,457		Accor SA	—	269,893	195,943	465,836		—		Lodging	Lodging
—	898	652	1,550		ADP	—	61,133	44,383	105,516		—		Engineering & Construction	Engineering & Construction
—	4,672	3,392	8,064		Air France-KLM	—	60,251	43,742	103,993		—		Airlines	Airlines
—	7,786	5,653	13,439		Air Liquide	—	713,037	517,666	1,230,703		—		Chemicals	Chemicals
—	68,562	49,776	118,338	@	Alcatel SA	—	148,410	107,746	256,156		—		Telecommunications	Telecommunications
—	5,917	4,296	10,213		Alstom	—	352,621	256,003	608,624		—		Machinery - Diversified	Machinery - Diversified
—	1,735	1,260	2,995		Atos Origin	—	43,670	31,704	75,374		—		Computers	Computers
3,794	47,428	30,639	81,861		AXA SA	85,159	1,064,549	687,705	1,837,413		85,159	Insurance	Insurance	Insurance
20,709	25,110	(2,479)	43,340	S	BNP Paribas	893,892	1,083,859	(107,009)	1,870,742		893,892	Banks	Banks	Banks
25,373	7,131	(20,196)	12,308		Bouygues SA	1,076,410	302,522	(856,779)	522,153		1,076,410	Engineering & Construction	Engineering & Construction	Engineering & Construction
—	1,026	745	1,771	S	Bureau Veritas SA	—	41,249	29,947	71,196		—		Commercial Services	Commercial Services
—	3,975	2,886	6,861		Capgemini SA	—	153,701	111,587	265,288		—		Computers	Computers
32,126	19,903	(17,676)	34,353		Carrefour SA	1,241,811	769,338	(683,271)	1,327,878		1,241,811	Food	Food	Food
—	1,501	1,090	2,591		Casino Guichard Perrachon SA	—	114,398	83,053	197,451		—		Food	Food
291	1,611	879	2,781		Christian Dior SA	16,453	91,085	49,675	157,213		16,453	Apparel	Cosmetics/Personal Care	Apparel
—	7,961	5,780	13,741		Cie de Saint-Gobain	—	376,159	273,092	649,251		—		Building Materials	Building Materials
—	6,109	4,435	10,544		Cie Generale D’Optique Essilor International SA	—	286,970	208,340	495,310		—		Healthcare - Products	Healthcare - Products
—	1,069	776	1,845		CNP Assurances	—	77,672	56,390	134,062		—		Insurance	Insurance
3,599	3,562	(1,013)	6,148	@	Compagnie Generale de Geophysique SA	53,872	53,318	(15,163)	92,027		53,872	Oil & Gas Services	Oil & Gas Services	Oil & Gas Services
14,962	4,283	(11,853)	7,392		Compagnie Generale des Etablissements Michelin	790,497	226,286	(626,213)	390,570		790,497	Auto Parts & Equipment	Auto Parts & Equipment	Auto Parts & Equipment
4,998	24,245	12,604	41,847		Credit Agricole SA	56,138	272,323	141,569	470,030		56,138	Banks	Banks	Banks
—	1,982	1,439	3,421		Dassault Systemes SA	—	89,858	65,237	155,095		—		Software	Software
—	1,478	1,073	2,551		Eiffage SA	—	77,489	56,257	133,746		—		Engineering & Construction	Engineering & Construction
—	5,812	4,220	10,032		Electricite de France	—	338,036	245,414	583,450		—		Electric	Electric
—	194	141	335		Eramet SLN	—	37,843	27,474	65,317		—		Mining	Mining
49,840	56,835	(8,578)	98,097		France Telecom SA	1,389,174	1,584,143	(239,085)	2,734,232		1,389,174	Telecommunications	Telecommunications	Telecommunications
4,657	34,296	20,242	59,195	S	Gaz de France	231,160	1,702,352	1,004,749	2,938,261		231,160	Gas	Gas	Gas
—	13,678	9,930	23,608		Groupe Danone	—	826,422	599,983	1,426,405		—		Food	Food
—	1,827	1,326	3,153	S	Hermes International	—	255,785	185,700	441,485		—		Apparel	Apparel
—	2,873	2,086	4,959		JC Decaux SA	—	49,692	36,076	85,768		—		Advertising	Advertising
8,818	4,136	(5,815)	7,139		Lafarge SA	539,321	252,964	(355,669)	436,616		539,321	Building Materials	Building Materials	Building Materials
—	3,617	2,626	6,243		Lagardere SCA	—	146,952	106,687	253,639		—		Media	Media
—	7,238	5,255	12,493		L’Oreal SA	—	631,667	458,591	1,090,258		—		Cosmetics/Personal Care	Cosmetics/Personal Care
—	8,030	5,830	13,860		LVMH Moet Hennessy Louis Vuitton SA	—	538,159	390,704	928,863		—		Holding Companies - Diversified	Holding Companies - Diversified
5,106	2,509	(3,285)	4,330		M6-Metropole Television	98,991	48,642	(63,677)	83,956		98,991	Media	Media	Media
8,319	36,221	17,978	62,518		Natixis	14,757	64,253	31,891	110,901		14,757	Banks	Banks	Banks
—	870	632	1,502		Neopost SA	—	78,942	57,312	136,254		—		Office/Business Equipment	Office/Business Equipment
—	5,905	4,287	10,192		PagesJaunes Groupe SA	—	58,187	42,244	100,431		—		Media	Media
9,719	4,878	(6,178)	8,419		Pernod-Ricard SA	722,003	362,376	(458,918)	625,461		722,003	Beverages	Beverages	Beverages
35,455	4,109	(32,472)	7,092		Peugeot SA	606,162	70,250	(555,160)	121,252		606,162	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
1,972	2,545	(124)	4,393		PPR	129,117	166,635	(8,140)	287,612		129,117	Retail	Retail	Retail
—	4,202	3,051	7,253		Publicis Groupe	—	108,445	78,731	187,176		—		Advertising	Advertising
12,479	5,061	(8,805)	8,735		Renault SA	325,652	132,072	(229,768)	227,956		325,652	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
—	6,311	4,582	10,893		Safran SA	—	85,209	61,862	147,071		—		Aerospace/Defense	Aerospace/Defense
16,056	32,201	7,322	55,579		Sanofi-Aventis	1,026,992	2,059,676	468,335	3,555,003		1,026,992	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
16,501	6,755	(11,597)	11,659		Schneider Electric SA	1,228,561	502,935	(863,430)	868,066		1,228,561	Electrical Components & Equipment	Electrical Components & Equipment	Electrical Components & Equipment
—	5,733	4,162	9,895		Scor SA	—	132,452	96,160	228,612		—		Insurance	Insurance
7,115	1,341	(6,141)	2,315		Societe BIC SA	409,357	77,154	(353,343)	133,168		409,357	Household Products/Wares	Household Products/Wares	Household Products/Wares
—	14,284	10,370	24,654		Societe Generale	—	724,669	526,110	1,250,779		—		Banks	Banks

—	4,175	3,031	7,206		Societe Television Francaise (T.F.1)	—	61,170	44,409	105,579		—		Media	Media
—	2,863	2,079	4,942		Sodexho Alliance SA	—	159,116	115,518	274,634		—		Food Service	Food Service
—	7,027	5,102	12,129	@	Suez Environnement SA	—	118,676	86,159	204,835		—		Water	Water
1,750	2,966	403	5,119		Technip SA	53,732	91,068	12,383	157,183		53,732	Oil & Gas Services	Oil & Gas Services	Oil & Gas Services
—	1,890	1,372	3,262		Thales SA	—	79,159	57,470	136,629		—		Aerospace/Defense	Aerospace/Defense
42,239	66,609	6,119	114,967		Total SA	2,322,263	3,662,105	336,429	6,320,797		2,322,263	Oil & Gas	Oil & Gas	Oil & Gas
—	3,652	2,651	6,303		Valeo SA	—	54,404	39,497	93,901		—		Auto Parts & Equipment	Auto Parts & Equipment
780	1,523	326	2,629		Vallourec	88,686	173,165	37,032	298,883		88,686	Metal Fabricate/Hardware	Metal Fabricate/Hardware	Metal Fabricate/Hardware
21,756	10,775	(13,933)	18,598		Veolia Environnement	686,247	339,875	(439,497)	586,625		686,247	Water	Water	Water
2,421	11,848	6,181	20,450		Vinci SA	102,165	499,981	260,822	862,968		102,165	Engineering & Construction	Engineering & Construction	Engineering & Construction
43,734	35,085	(18,262)	60,557		Vivendi	1,425,466	1,143,561	(595,240)	1,973,787		1,425,466	Media	Media	Media
—	1,001	727	1,728		Wendel Investissement	—	50,076	36,355	86,431		—		Holding Companies - Diversified	Holding Companies - Diversified
—	1,292	938	2,230		Zodiac SA	—	47,176	34,250	81,426		—		Aerospace/Defense	Aerospace/Defense
						15,614,038	24,245,235	1,988,024	41,847,297	cs
					Germany: 8.3%
2,547	5,218	1,241	9,006		Adidas AG	96,912	198,542	47,230	342,684		96,912	Apparel	Apparel	Apparel
1,525	13,941	8,596	24,062		Allianz AG	162,045	1,481,353	913,419	2,556,817		162,045	Insurance	Insurance	Insurance
26,367	28,670	(5,553)	49,484		BASF AG	1,017,434	1,106,301	(214,258)	1,909,477		1,017,434	Chemicals	Chemicals	Chemicals
16,154	23,728	1,073	40,955		Bayer AG	937,643	1,377,269	62,256	2,377,168		937,643	Chemicals	Chemicals	Chemicals
—	8,575	6,225	14,800		Bayerische Motoren Werke AG	—	267,683	194,338	462,021		—		Auto Manufacturers	Auto Manufacturers
2,762	1,701	(1,527)	2,936		Beiersdorf AG	164,101	101,063	(90,729)	174,435		164,101	Cosmetics/Personal Care	Cosmetics/Personal Care	Cosmetics/Personal Care
—	3,077	2,234	5,311		Celesio AG	—	82,827	60,132	142,959		—		Pharmaceuticals	Pharmaceuticals
—	16,806	12,201	29,007		Commerzbank AG	—	161,840	117,496	279,336		—		Banks	Banks
—	4,311	3,130	7,441	@	Continental AG	—	431,018	312,919	743,937		—		Auto Parts & Equipment	Auto Parts & Equipment
—	26,630	19,333	45,963		DaimlerChrysler AG	—	1,003,251	728,361	1,731,612		—		Auto Manufacturers	Auto Manufacturers
33,385	15,056	(22,454)	25,987		Deutsche Bank AG	1,331,160	600,328	(895,321)	1,036,167		1,331,160	Banks	Banks	Banks
—	5,728	4,159	9,887		Deutsche Boerse AG	—	414,415	300,866	715,281		—		Diversified Financial Services	Diversified Financial Services
60,809	6,152	(56,343)	10,618		Deutsche Lufthansa AG	1,011,997	102,383	(937,667)	176,713		1,011,997	Airlines	Airlines	Airlines
51,119	24,506	(33,328)	42,297		Deutsche Post AG	856,985	410,831	(558,721)	709,095		856,985	Transportation	Transportation	Transportation
—	2,339	1,698	4,037		Deutsche Postbank AG	—	51,439	37,345	88,784		—		Banks	Banks
60,338	86,026	2,117	148,481		Deutsche Telekom AG	910,571	1,298,232	31,947	2,240,750		910,571	Telecommunications	Telecommunications	Telecommunications
52,610	58,841	(9,891)	101,560		E.ON AG	2,035,337	2,276,397	(382,671)	3,929,063		2,035,337	Electric	Electric	Electric
—	1,013	735	1,748		Fraport AG Frankfurt Airport Services Worldwide	—	45,467	33,009	78,476		—		Engineering & Construction	Engineering & Construction
—	1,752	1,272	3,024		Fresenius AG	—	87,711	63,678	151,389		—		Healthcare - Products	Healthcare - Products
5,225	4,648	(1,851)	8,022		Fresenius Medical Care AG & Co. KGaA	242,438	215,665	(85,865)	372,238		242,438	Healthcare - Services	Healthcare - Services	Healthcare - Services
—	4,407	3,200	7,607		GEA Group AG	—	77,662	56,383	134,045		—		Holding Companies - Diversified	Holding Companies - Diversified
—	1,148	833	1,981		Hamburger Hafen und Logistik AG	—	38,599	28,023	66,622		—		Commercial Services	Commercial Services
3,799	2,195	(2,205)	3,789		Hannover Rueckversicheru - Reg	122,798	70,951	(71,288)	122,461		122,798	Insurance	Insurance	Insurance
—	958	696	1,654		HeidelbergCement AG	—	42,134	30,589	72,723		—		Building Materials	Building Materials
—	5,297	3,846	9,143		Henkel KGaA	—	139,909	101,574	241,483		—		Household Products/Wares	Household Products/Wares
—	1,198	870	2,068		Hochtief AG	—	61,725	44,812	106,537		—		Engineering & Construction	Engineering & Construction
—	6,186	4,491	10,677		Hypo Real Estate Holding AG	—	26,883	19,517	46,400		—		Banks	Banks
—	22,169	16,094	38,263	@	Infineon Technologies AG	—	29,557	21,458	51,015		—		Semiconductors	Semiconductors
—	3,938	2,859	6,797		K+S AG	—	227,436	165,119	392,555		—		Chemicals	Chemicals
—	3,901	2,832	6,733		Linde AG	—	331,781	240,873	572,654		—		Chemicals	Chemicals
—	2,883	2,093	4,976		MAN AG	—	164,099	119,136	283,235		—		Machinery - Diversified	Machinery - Diversified
—	2,013	1,461	3,474		Merck KGaA	—	180,111	130,761	310,872		—		Pharmaceuticals	Pharmaceuticals
2,420	2,606	(528)	4,498		Metro AG	96,779	104,217	(21,117)	179,879		96,779	Food	Food	Food
5,736	6,336	(1,136)	10,936		Muenchener Rueckversicherungs AG	878,868	970,800	(174,066)	1,675,602		878,868	Insurance	Insurance	Insurance
469	—	(469)	—		Puma AG Rudolf Dassler Sport	93,713	—	(93,713)	—		93,713	Apparel		Apparel
—	1,711	1,242	2,953	@	Q-Cells AG	—	63,709	46,253	109,962		—		Energy - Alternate Sources	Energy - Alternate Sources
13,659	13,432	(3,907)	23,184		RWE AG	1,206,104	1,186,059	(345,024)	2,047,139		1,206,104	Electric	Electric	Electric
—	1,135	824	1,959		Salzgitter AG	—	88,223	64,050	152,273		—		Iron/Steel	Iron/Steel
18,826	26,627	505	45,958		SAP AG	677,862	958,750	18,191	1,654,803		677,862	Software	Software	Software
6,410	26,901	13,120	46,431		Siemens AG	483,574	2,029,426	989,791	3,502,791		483,574	Miscellaneous Manufacturing	Miscellaneous Manufacturing	Miscellaneous Manufacturing
—	2,030	1,474	3,504		Solarworld AG	—	44,980	32,656	77,636		—		Energy - Alternate Sources	Energy - Alternate Sources
31,220	9,997	(23,962)	17,255		ThyssenKrupp AG	881,022	282,113	(676,208)	486,927		881,022	Iron/Steel	Iron/Steel	Iron/Steel
—	4,924	3,575	8,499		TUI AG	—	58,023	42,125	100,148		—		Leisure Time	Leisure Time
—	2,294	1,665	3,959		United Internet AG	—	20,422	14,826	35,248		—		Internet	Internet
2,514	3,595	96	6,205		Volkswagen AG	874,750	1,250,885	33,394	2,159,029		874,750	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
—	494	359	853		Wacker Chemie AG	—	53,147	38,585	91,732		—		Chemicals	Chemicals
						14,082,093	20,215,616	594,464	34,892,173	cs
					Greece: 0.5%
6,115	10,901	1,799	18,815		Alpha Bank AE	57,210	101,985	16,831	176,026		57,210	Banks	Banks	Banks
6,659	5,591	(2,600)	9,650		Coca-Cola Hellenic Bottling Co. SA	96,826	81,297	(37,804)	140,319		96,826	Beverages	Beverages	Beverages
—	8,862	6,434	15,296		EFG Eurobank Ergasias SA	—	70,578	51,240	121,818		—		Banks	Banks
—	3,376	2,451	5,827		Hellenic Petroleum SA	—	25,380	18,426	43,806		—		Oil & Gas	Oil & Gas
24,095	8,200	(18,142)	14,153		Hellenic Telecommunications Organization SA	400,310	136,233	(301,405)	235,138		400,310	Telecommunications	Telecommunications	Telecommunications
—	15,581	11,312	26,893	@	Marfin Investment Group SA	—	62,990	45,731	108,721		—		Investment Companies	Investment Companies
23,578	14,550	(13,015)	25,113		National Bank of Greece SA	437,857	270,202	(241,690)	466,369		437,857	Banks	Banks	Banks
4,950	6,700	(86)	11,564		OPAP SA	142,453	192,815	(2,469)	332,799		142,453	Entertainment	Entertainment	Entertainment
5,188	9,525	1,727	16,440		Piraeus Bank SA	46,311	85,025	15,417	146,753		46,311	Banks	Banks	Banks
—	3,919	2,845	6,764		Public Power Corp.	—	62,983	45,726	108,709		—		Electric	Electric
—	1,620	1,176	2,796		Titan Cement Co. SA	—	31,355	22,764	54,119		—		Building Materials	Building Materials
						1,180,967	1,120,843	(367,233)	1,934,577	cs
					Hong Kong: 1.8%
—	8,400	14,498	22,898		ASM Pacific Technology	—	27,686	20,100	47,786		—		Semiconductors	Semiconductors
—	51,800	89,407	141,207		Bank of East Asia Ltd.	—	109,265	79,326	188,591		—		Banks	Banks
—	113,500	195,902	309,402		BOC Hong Kong Holdings Ltd.	—	129,911	94,316	224,227		—		Banks	Banks
—	56,000	96,656	152,656		Cathay Pacific Airways Ltd.	—	63,252	45,921	109,173		—		Airlines	Airlines
—	40,000	69,040	109,040		Cheung Kong Holdings Ltd.	—	381,585	277,031	658,616		—		Real Estate	Real Estate
—	16,000	27,616	43,616		Cheung Kong Infrastructure Holdings Ltd.	—	60,422	43,866	104,288		—		Investment Companies	Investment Companies
—	57,000	98,382	155,382	S	CLP Holdings Ltd.	—	387,527	281,345	668,872		—		Electric	Electric
15,000	31,300	54,024	100,324		Esprit Holdings Ltd.	85,476	178,360	44,014	307,850		85,476	Apparel	Apparel	Apparel
—	31,000	53,506	84,506		Hang Lung Group Ltd.	—	94,700	68,752	163,452		—		Real Estate	Real Estate
41,000	56,000	96,656	193,656		Hang Lung Properties Ltd.	90,018	122,952	(755)	212,215		90,018	Real Estate	Real Estate	Real Estate
64,422	22,300	38,490	125,212		Hang Seng Bank Ltd.	850,538	294,418	(636,790)	508,166		850,538	Banks	Banks	Banks
—	31,000	53,506	84,506		Henderson Land Development Co., Ltd.	—	115,945	84,176	200,121		—		Real Estate	Real Estate
356,000	109,700	189,343	655,043		Hong Kong & China Gas	539,862	166,356	(419,087)	287,131		539,862	Gas	Gas	Gas
9,200	—	(9,200)	—		Hong Kong Aircraft Engineerg Co., Ltd.	75,992	—	(75,992)	—		75,992	Engineering & Construction		Engineering & Construction

—	29,500	50,917	80,417		Hong Kong Exchanges and Clearing Ltd.	—	283,228	205,624	488,852		—		Diversified Financial Services	Diversified Financial Services
30,500	37,500	64,725	132,725		HongKong Electric Holdings	171,715	211,125	(18,438)	364,402		171,715	Electric	Electric	Electric
205,000	25,000	43,150	273,150		Hopewell Holdings	680,116	82,941	(619,901)	143,156		680,116	Real Estate	Real Estate	Real Estate
30,178	62,000	107,012	199,190		Hutchison Whampoa Ltd.	152,345	312,989	74,885	540,219		152,345	Holding Companies - Diversified	Holding Companies - Diversified	Holding Companies - Diversified
—	24,000	41,424	65,424		Hysan Development Co., Ltd.	—	39,023	28,331	67,354		—		Real Estate	Real Estate
—	25,000	43,150	68,150		Kerry Properties Ltd.	—	67,253	48,826	116,079		—		Real Estate	Real Estate
—	19,500	33,657	53,157		Kingboard Chemicals Holdings	—	35,347	25,662	61,009		—		Chemicals	Chemicals
—	70,000	120,820	190,820		Li & Fung Ltd.	—	120,974	87,827	208,801		—		Distribution/Wholesale	Distribution/Wholesale
—	93,100	160,690	253,790	@	Mongolia Energy Corp., Ltd.	—	28,959	21,024	49,983		—		Mining	Mining
—	49,000	84,574	133,574		MTR Corp.	—	114,118	82,850	196,968		—		Transportation	Transportation
99,114	73,000	125,998	298,112		New World Development Ltd.	101,485	74,746	(47,219)	129,012		101,485	Real Estate	Real Estate	Real Estate
182,000	—	(182,000)	—		Shangri-La Asia Ltd.	210,517	—	(210,517)	—		210,517	Lodging		Lodging
—	54,000	93,204	147,204		Sino Land Co.	—	56,551	41,056	97,607		—		Real Estate	Real Estate
—	42,000	72,492	114,492		Sun Hung Kai Properties Ltd.	—	353,411	256,577	609,988		—		Real Estate	Real Estate
—	27,000	46,602	73,602		Swire Pacific Ltd.	—	187,035	135,788	322,823		—		Holding Companies - Diversified	Holding Companies - Diversified
—	15,000	25,890	40,890		Television Broadcasts Ltd.	—	49,174	35,700	84,874		—		Media	Media
—	39,000	67,314	106,314		Wharf Holdings Ltd.	—	107,958	78,378	186,336		—		Holding Companies - Diversified	Holding Companies - Diversified
—	37,000	63,862	100,862		Wheelock & Co., Ltd.	—	81,159	58,922	140,081		—		Real Estate	Real Estate
—	8,000	13,808	21,808		Wing Hang Bank Ltd.	—	46,537	33,786	80,323		—		Banks	Banks
—	31,500	54,369	85,869		Yue Yuen Industrial Holdings	—	62,541	45,405	107,946		—		Apparel	Apparel
						2,958,064	4,447,448	270,789	7,676,301	cs
					Ireland: 0.3%
72,173	25,325	(55,095)	42,403		Allied Irish Banks PLC	175,768	60,578	(131,788)	104,558		175,768	Banks	Banks	Banks
—	20,010	14,527	34,537		Anglo Irish Bank Corp. PLC	—	4,817	3,497	8,314		—		Banks	Banks
—	26,727	19,404	46,131		Bank of Ireland - London Exchange	—	31,766	23,062	54,828		—		Banks	Banks
—	15,722	11,414	27,136		CRH PLC	—	398,374	289,220	687,594		—		Building Materials	Building Materials
—	13,342	9,686	23,028	@	Elan Corp. PLC	—	78,746	57,170	135,916		—		Pharmaceuticals	Pharmaceuticals
—	3,046	2,211	5,257		Kerry Group PLC	—	55,531	40,316	95,847		—		Food	Food
—	23,200	16,843	40,043	@	Ryanair Holdings PLC	—	95,700	69,478	165,178		—		Airlines	Airlines
						175,768	725,512	350,955	1,252,235	cs
					Italy: 3.5%
—	44,540	32,336	76,876		AEM S.p.A.	—	80,075	58,135	138,210		—		Electric	Electric
—	13,039	9,466	22,505		Alleanza Assicurazioni S.p.A.	—	107,177	77,811	184,988		—		Insurance	Insurance
—	31,549	22,905	54,454		Assicurazioni Generali S.p.A.	—	871,051	632,384	1,503,435		—		Insurance	Insurance
—	8,846	6,422	15,268		Autostrade S.p.A.	—	165,946	120,477	286,423		—		Commercial Services	Commercial Services
—	17,660	12,821	30,481		Banca Carige S.p.A	—	42,980	31,204	74,184		—		Banks	Banks
—	68,577	49,787	118,364		Banca Monte dei Paschi di Siena S.p.A.	—	149,747	108,716	258,463		—		Banks	Banks
—	9,762	7,087	16,849		Banca Popolare di Milano Scrl	—	58,679	42,601	101,280		—		Banks	Banks
39,672	17,099	(27,258)	29,513		Banche Popolari Unite Scpa	581,840	250,778	(399,775)	432,843		581,840	Banks	Banks	Banks
—		—	—		Banche Popolari Unite Scpa	—		—	—		—	Banks	Banks	Banks
46,686	17,114	(34,261)	29,539		Banco Popolare Scarl	331,016	121,343	(242,921)	209,438		331,016	Banks	Banks	Banks
235,616	130,654	(140,761)	225,509		Enel S.p.A.	1,517,742	841,620	(906,725)	1,452,637		1,517,742	Electric	Electric	Electric
47,942	79,096	9,482	136,520		ENI S.p.A.	1,153,659	1,903,337	228,165	3,285,161		1,153,659	Oil & Gas	Oil & Gas	Oil & Gas
14,926	21,099	392	36,417		Fiat S.p.A	99,917	141,240	2,623	243,780		99,917	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
31,511	6,665	(26,672)	11,504		Finmeccanica S.p.A.	488,071	103,234	(413,123)	178,182		488,071	Aerospace/Defense	Aerospace/Defense	Aerospace/Defense
—	2,316	1,681	3,997		Fondiaria-Sai S.p.A.	—	42,277	30,693	72,970		—		Insurance	Insurance
—	15,900	11,544	27,444		IFIL - Investments S.p.A.	—	41,151	29,876	71,027		—		Holding Companies - Diversified	Holding Companies - Diversified
370,726	239,019	(197,198)	412,547		Intesa Sanpaolo S.p.A.	1,346,731	868,281	(716,358)	1,498,654		1,346,731	Banks	Banks	Banks
—	24,931	18,100	43,031		Intesa Sanpaolo S.p.A. - RNC	—	64,493	46,822	111,315		—
1,666	4,699	1,745	8,110		Italcementi S.p.A.	21,649	61,060	22,681	105,390		21,649	Building Materials	Building Materials	Building Materials
—	6,993	5,077	12,070		Italcementi S.p.A. RSP	—	48,762	35,401	84,163		—		Building Materials	Building Materials
—	2,084	1,513	3,597		Lottomatica S.p.A.	—	51,874	37,661	89,535		—		Entertainment	Entertainment
3,194	—	(3,194)	—		Mediaset S.p.A.	18,404	—	(18,404)	—		18,404	Media	Media	Media
—	20,850	15,137	35,987		Mediaset S.p.A.	—	120,138	87,220	207,358		—	Media	Media	Media
—	13,749	9,982	23,731		Mediobanca S.p.A.	—	141,390	102,649	244,039		—		Diversified Financial Services	Diversified Financial Services
508,503	49,049	(472,894)	84,658		Parmalat S.p.A	853,060	82,284	(793,322)	142,022		853,060	Food	Food	Food
223,419	—	(223,419)	—		Pirelli & C S.p.A.	84,380	—	(84,380)	—		84,380	Auto Parts & Equipment		Auto Parts & Equipment
—	3,601	2,614	6,215		Prysmian S.p.A.	—	57,025	41,400	98,425		—		Electrical Components & Equipment	Electrical Components & Equipment
—	7,632	5,541	13,173		Saipem S.p.A.	—	130,168	94,502	224,670		—		Oil & Gas Services	Oil & Gas Services
—	21,751	15,791	37,542		Snam Rete Gas S.p.A.	—	121,501	88,210	209,711		—		Gas	Gas
13,878	341,890	234,334	590,102		Telecom Italia S.p.A.	22,832	562,468	385,520	970,820		22,832	Telecommunications	Telecommunications	Telecommunications
—	250,912	182,162	433,074		Telecom Italia S.p.A. RNC	—	285,678	207,402	493,080		—		Telecommunications	Telecommunications
—	42,791	31,066	73,857		Terna S.p.A	—	141,209	102,518	243,727		—		Electric	Electric
590,021	348,725	(336,847)	601,899		UniCredito Italiano S.p.A.	1,500,142	886,641	(856,440)	1,530,343		1,500,142	Banks	Banks	Banks
						8,019,443	8,543,607	(1,816,777)	14,746,273	cs
					Japan: 23.8%
—	17,000	12,342	29,342		77 Bank Ltd.	—	92,533	67,179	159,712		—		Banks	Banks
1,900	—	(1,900)	—		ABC-Mart, Inc.	69,479	—	(69,479)	—		69,479	Retail		Retail
10,040	30	(10,018)	52		Acom Co., Ltd.	424,334	1,268	(423,413)	2,189		424,334	Diversified Financial Services	Diversified Financial Services	Diversified Financial Services
—	5,500	3,993	9,493		Advantest Corp.	—	89,656	65,090	154,746		—		Electronics	Electronics
—	18,400	13,358	31,758		Aeon Co., Ltd.	—	185,301	134,529	319,830		—		Retail	Retail
—	16,267	11,810	28,077		Aioi Insurance Co., Ltd.	—	85,096	61,780	146,876		—		Insurance	Insurance
—	6,600	4,792	11,392		Aisin Seiki Co., Ltd.	—	94,530	68,629	163,159		—		Auto Parts & Equipment	Auto Parts & Equipment
—	19,000	13,794	32,794		Ajinomoto Co., Inc.	—	207,368	150,549	357,917		—		Food	Food
—	26,000	18,876	44,876		All Nippon Airways Co., Ltd.	—	102,470	74,393	176,863		—		Airlines	Airlines
—	6,800	4,937	11,737		Alps Electric Co., Ltd.	—	33,538	24,349	57,887		—		Electronics	Electronics
4,000	—	(4,000)	—		Amada Co., Ltd.	19,455	—	(19,455)	—		19,455	Machinery - Diversified		Machinery - Diversified
—	9,900	7,187	17,087		Asahi Breweries Ltd.	—	171,172	124,271	295,443		—		Beverages	Beverages
—	30,000	21,780	51,780		Asahi Glass Co., Ltd.	—	171,009	124,153	295,162		—		Building Materials	Building Materials
—	39,000	28,314	67,314		Asahi Kasei Corp.	—	172,148	124,980	297,128		—		Chemicals	Chemicals
12,000	—	(12,000)	—		Asics Corp.	97,236	—	(97,236)	—		97,236	Apparel		Apparel
2,800	13,500	7,001	23,301		Astellas Pharma, Inc.	114,610	552,586	286,568	953,764		114,610	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	35,000	25,410	60,410		Bank of Yokohama Ltd.	—	206,457	149,888	356,345		—		Banks	Banks
1,800	3,000	378	5,178		Benesse Corp.	78,770	131,283	16,542	226,595		78,770	Commercial Services	Commercial Services	Commercial Services
13,800	19,200	139	33,139		Bridgestone Corp.	206,995	287,992	2,087	497,074		206,995	Auto Parts & Equipment	Auto Parts & Equipment	Auto Parts & Equipment
10,900	—	(10,900)	—		Brother Industries Ltd.	65,026	—	(65,026)	—		65,026	Electrical Components & Equipment		Electrical Components & Equipment
6,000	—	(6,000)	—		Canon Sales Co., Inc.	96,618	—	(96,618)	—		96,618	Distribution/Wholesale		Distribution/Wholesale
13,800	33,300	10,376	57,476		Canon, Inc.	437,247	1,055,096	328,754	1,821,097		437,247	Office/Business Equipment	Office/Business Equipment	Office/Business Equipment
2,300	8,800	4,089	15,189		Casio Computer Co., Ltd.	14,514	55,531	25,802	95,847		14,514	Electrical Components & Equipment	Electrical Components & Equipment	Electrical Components & Equipment
123	42	(93)	72		Central Japan Railway Co.	1,066,736	364,251	(802,289)	628,698		1,066,736	Transportation	Transportation	Transportation

—	21,000	15,246	36,246		Chiba Bank Ltd.	—	131,331	95,346	226,677	—		Banks	Banks
12,000	18,000	1,068	31,068		Chubu Electric Power Co., Inc.	365,494	548,241	32,529	946,264	365,494	Electric	Electric	Electric
—	7,200	5,227	12,427		Chugai Pharmaceutical Co., Ltd.	—	139,959	101,610	241,569	—		Pharmaceuticals	Pharmaceuticals
—	8,044	5,840	13,884		Chugoku Electric Power Co., Inc.	—	211,802	153,768	365,570	—		Electric	Electric
—	11,100	8,059	19,159		Citizen Watch Co., Ltd.	—	40,012	29,049	69,061	—		Retail	Retail
33,800	—	(33,800)	—		Credit Saison Co., Ltd.	469,220	—	(469,220)	—	469,220	Diversified Financial Services		Diversified Financial Services
—	16,000	11,616	27,616		Dai Nippon Printing Co., Ltd.	—	176,874	128,411	305,285	—		Commercial Services	Commercial Services
—	15,000	10,890	25,890		Daido Steel Co., Ltd.	—	45,502	33,034	78,536	—		Iron/Steel	Iron/Steel
84,000	—	(84,000)	—		Daihatsu Motor Co., Ltd.	742,292	—	(742,292)	—	742,292	Auto Manufacturers		Auto Manufacturers
53,500	20,600	(38,544)	35,556		Daiichi Sankyo Co., Ltd.	1,265,188	487,156	(911,512)	840,832	1,265,188	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	7,100	5,155	12,255		Daikin Industries Ltd.	—	186,719	135,558	322,277	—		Building Materials	Building Materials
19,700	3,200	(17,377)	5,523		Daito Trust Construction Co., Ltd.	1,034,139	167,982	(912,184)	289,937	1,034,139	Real Estate	Real Estate	Real Estate
10,000	16,000	1,616	27,616		Daiwa House Industry Co., Ltd.	98,046	156,874	15,845	270,765	98,046	Home Builders	Home Builders	Home Builders
—	42,000	30,492	72,492		Daiwa Securities Group, Inc.	—	252,139	183,053	435,192	—		Diversified Financial Services	Diversified Financial Services
—	15,700	11,398	27,098		Denso Corp.	—	266,027	193,136	459,163	—		Auto Parts & Equipment	Auto Parts & Equipment
—	74	54	128	X	Dentsu, Inc.	—	150,269	109,095	259,364	—		Advertising	Advertising
—	2,180	1,583	3,763		Diamond Lease Co., Ltd.	—	55,560	40,337	95,897	—		Diversified Financial Services	Diversified Financial Services
29	100	46	175	X	East Japan Railway Co.	211,602	790,469	362,279	1,364,350	211,602	Transportation	Transportation	Transportation
—	7,000	5,082	12,082		Eisai Co., Ltd.	—	292,107	212,070	504,177	—		Pharmaceuticals	Pharmaceuticals
—	3,900	2,831	6,731		Electric Power Development Co.	—	153,295	111,292	264,587	—		Electric	Electric
—	4,300	3,122	7,422	@	Elpida Memory, Inc.	—	26,599	19,311	45,910	—		Semiconductors	Semiconductors
—	1,900	1,379	3,279		FamilyMart Co., Ltd.	—	82,514	59,905	142,419	—		Retail	Retail
—	5,400	3,920	9,320		Fanuc Ltd.	—	387,028	280,983	668,011	—		Machinery - Diversified	Machinery - Diversified
—	1,800	1,307	3,107		Fast Retailing Co., Ltd.	—	264,119	191,751	455,870	—		Retail	Retail
—	19,000	13,794	32,794		Fuji Heavy Industries Ltd.	—	52,214	37,907	90,121	—		Auto Manufacturers	Auto Manufacturers
—	14,000	10,164	24,164		Fuji Photo Film Co., Ltd.	—	312,538	226,903	539,441	—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
—	55,000	39,930	94,930		Fujitsu Ltd.	—	267,410	194,140	461,550	—		Computers	Computers
—	31,000	22,506	53,506		Fukuoka Financial Group, Inc.	—	135,500	98,373	233,873	—		Banks	Banks
—	26,000	18,876	44,876		Furukawa Electric Co., Ltd.	—	126,883	92,117	219,000	—		Electrical Components & Equipment	Electrical Components & Equipment
—	14,000	10,164	24,164		Gunma Bank Ltd.	—	89,623	65,066	154,689	—		Banks	Banks
1,570	—	(1,570)	—		Hakuhodo DY Holdings, Inc.	85,653	—	(85,653)	—	85,653	Advertising		Advertising
—	43,000	31,218	74,218		Hankyu Hanshin Holdings, Inc.	—	248,336	180,292	428,628	—		Transportation	Transportation
92,500	—	(92,500)	—		Haseko Corp.	98,623	—	(98,623)	—	98,623	Home Builders		Home Builders
—	1,400	1,016	2,416		Hirose Electric Co., Ltd.	—	141,654	102,841	244,495	—		Electronics	Electronics
—	25,000	18,150	43,150		Hiroshima Bank Ltd.	—	109,402	79,426	188,828	—		Banks	Banks
1,900	2,200	(303)	3,797		Hisamitsu Pharmaceutical Co., Inc.	77,668	89,931	(12,378)	155,221	77,668	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
7,700	—	(7,700)	—		Hitachi Chemical Co. Ltd.	79,989	—	(79,989)	—	79,989	Chemicals		Chemicals
—	4,200	3,049	7,249		Hitachi Construction Machinery Co., Ltd.	—	50,221	36,460	86,681	—		Machinery - Construction & Mining	Machinery - Construction & Mining
10,800	—	(10,800)	—		Hitachi High-Technologies Corp.	172,950	—	(172,950)	—	172,950	Distribution/Wholesale		Distribution/Wholesale
—	105,000	76,230	181,230		Hitachi Ltd.	—	407,497	295,843	703,340	—		Electrical Components & Equipment	Electrical Components & Equipment
—	7,000	5,082	12,082		Hitachi Metals Ltd.	—	32,557	23,636	56,193	—		Iron/Steel	Iron/Steel
—	5,600	4,066	9,666		Hokkaido Electric Power Co., Inc.	—	141,583	102,789	244,372	—		Electric	Electric
143,000	53,000	(104,523)	91,477		Hokugin Financial Group, Inc.	338,515	125,463	(247,429)	216,549	338,515	Banks	Banks	Banks
—	5,600	4,066	9,666		Hokuriku Electric Power Co.	—	158,413	115,008	273,421	—		Electric	Electric
—	52,500	38,115	90,615	S	Honda Motor Co., Ltd.	—	1,118,181	811,800	1,929,981	—		Auto Manufacturers	Auto Manufacturers
—	10,600	7,696	18,296		Hoya Corp.	—	185,142	134,413	319,555	—		Electronics	Electronics
—	3,900	2,831	6,731		Ibiden Co., Ltd.	—	80,862	58,706	139,568	—		Electronics	Electronics
—	700	508	1,208		Idemitsu Kosan Co., Ltd.	—	45,081	32,729	77,810	—		Oil & Gas	Oil & Gas
78	25	(60)	43		Inpex Holdings, Inc.	621,821	199,302	(477,128)	343,995	621,821	Oil & Gas	Oil & Gas	Oil & Gas
—	13,400	9,728	23,128	@	Isetan Mitsukoshi Holdings Ltd.	—	115,640	83,955	199,595	—		Retail	Retail
176,000	33,000	(152,044)	56,956		Isuzu Motors Ltd.	227,421	42,641	(196,464)	73,598	227,421	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
106,000	45,000	(73,330)	77,670		Itochu Corp.	534,780	227,029	(369,957)	391,852	534,780	Distribution/Wholesale	Distribution/Wholesale	Distribution/Wholesale
—	9,000	6,534	15,534		Iyo Bank Ltd.	—	112,023	81,329	193,352	—		Banks	Banks
—	40,000	29,040	69,040	@	Japan Airlines Corp.	—	94,353	68,500	162,853	—		Airlines	Airlines
—	900	653	1,553		Japan Petroleum Exploration Co.	—	39,570	28,728	68,298	—		Oil & Gas	Oil & Gas
—	12,000	8,712	20,712		Japan Steel Works Ltd.	—	168,010	121,975	289,985	—		Machinery - Diversified	Machinery - Diversified
—	128	93	221		Japan Tobacco, Inc.	—	423,980	307,810	731,790	—		Agriculture	Agriculture
—	15,300	11,108	26,408		JFE Holdings, Inc.	—	406,610	295,199	701,809	—		Iron/Steel	Iron/Steel
7,000	6,000	(2,644)	10,356	S	JGC Corp.	104,762	89,796	(39,570)	154,988	104,762	Engineering & Construction	Engineering & Construction	Engineering & Construction
—	9,500	6,897	16,397		JS Group Corp.	—	146,801	106,578	253,379	—		Building Materials	Building Materials
12,700	8,200	(6,747)	14,153		JSR Corp.	142,878	92,252	(75,903)	159,227	142,878	Chemicals	Chemicals	Chemicals
—	86	62	148		Jupiter Telecommunications Co.	—	89,512	64,986	154,498	—		Media	Media
—	12,000	8,712	20,712		Kamigumi Co., Ltd.	—	106,617	77,404	184,021	—		Commercial Services	Commercial Services
—	21,000	15,246	36,246		Kansai Electric Power Co., Inc.	—	608,286	441,616	1,049,902	—		Electric	Electric
36,000	15,000	(25,110)	25,890		Kao Corp.	1,093,512	455,630	(762,724)	786,418	1,093,512	Cosmetics/Personal Care	Cosmetics/Personal Care	Cosmetics/Personal Care
—	17,000	12,342	29,342		Kawasaki Kisen Kaisha Ltd.	—	79,731	57,885	137,616	—		Transportation	Transportation
176	80	(118)	138		KDDI Corp.	1,256,692	571,224	(841,983)	985,933	1,256,692	Telecommunications	Telecommunications	Telecommunications
—	19,000	13,794	32,794		Keihin Electric Express Railway Co., Ltd.	—	167,792	121,817	289,609	—		Transportation	Transportation
—	23,000	16,698	39,698		Keio Corp.	—	138,392	100,473	238,865	—		Transportation	Transportation
—	16,000	11,616	27,616		Keisei Electric Railway Co., Ltd.	—	100,026	72,619	172,645	—		Transportation	Transportation
700	1,400	316	2,416		Keyence Corp.	143,858	287,717	65,025	496,600	143,858	Electronics	Electronics	Electronics
—	6,000	4,356	10,356		Kikkoman Corp.	—	71,299	51,763	123,062	—		Food	Food
—	48,000	34,848	82,848		Kintetsu Corp.	—	220,826	160,320	381,146	—		Transportation	Transportation
83,000	24,000	(65,576)	41,424		Kirin Brewery Co., Ltd.	1,103,517	319,089	(871,858)	550,748	1,103,517	Beverages	Beverages	Beverages
—	87,000	63,162	150,162		Kobe Steel Ltd.	—	159,829	116,036	275,865	—		Iron/Steel	Iron/Steel
26,900	26,500	(7,661)	45,739		Komatsu Ltd.	343,150	338,048	(97,727)	583,471	343,150	Machinery - Construction & Mining	Machinery - Construction & Mining	Machinery - Construction & Mining
35,800	2,800	(33,767)	4,833		Konami Corp.	928,113	72,590	(875,413)	125,290	928,113	Software	Software	Software
122,000	13,000	(112,562)	22,438		Konica Minolta Holdings, Inc.	949,261	101,151	(875,825)	174,587	949,261	Miscellaneous Manufacturing	Miscellaneous Manufacturing	Miscellaneous Manufacturing
—	9,200	6,679	15,879		Koyo Seiko Co., Ltd.	—	71,698	52,053	123,751	—		Auto Parts & Equipment	Auto Parts & Equipment
—	35,000	25,410	60,410		Kubota Corp.	—	253,414	183,979	437,393	—		Machinery - Diversified	Machinery - Diversified
—	12,500	9,075	21,575		Kuraray Co., Ltd.	—	97,937	71,102	169,039	—		Textiles	Textiles
—	3,500	2,541	6,041		Kurita Water Industries Ltd.	—	94,618	68,693	163,311	—		Environmental Control	Environmental Control
—	4,500	3,267	7,767		Kyocera Corp.	—	325,790	236,524	562,314	—		Electronics	Electronics
—	7,000	5,082	12,082		Kyowa Hakko Kogyo Co., Ltd.	—	73,487	53,352	126,839	—		Pharmaceuticals	Pharmaceuticals
7,100	9,900	87	17,087		Kyushu Electric Power Co., Inc.	188,488	262,821	2,320	453,629	188,488	Electric	Electric	Electric
1,500	1,600	(338)	2,762		Lawson, Inc.	86,507	92,274	(19,516)	159,265	86,507	Retail	Retail	Retail
15,700	4,000	(12,796)	6,904		Makita Corp.	351,274	89,496	(286,300)	154,470	351,274	Hand/Machine Tools	Hand/Machine Tools	Hand/Machine Tools
—	42,000	30,492	72,492		Marubeni Corp.	—	160,799	116,740	277,539	—		Distribution/Wholesale	Distribution/Wholesale
—	59,000	42,834	101,834		Matsushita Electric Industrial Co., Ltd.	—	725,242	526,526	1,251,768	—		Home Furnishings	Home Furnishings
—	13,000	9,438	22,438		Matsushita Electric Works Ltd.	—	115,921	84,159	200,080	—		Building Materials	Building Materials

—	24,000	17,424	41,424		Mazda Motor Corp.	—	39,448	28,639	68,087	—		Auto Manufacturers	Auto Manufacturers
—	35,500	25,773	61,273		Mitsubishi Chemical Holdings Corp.	—	157,304	114,203	271,507	—		Chemicals	Chemicals
—	40,900	29,693	70,593		Mitsubishi Corp.	—	579,310	420,580	999,890	—		Distribution/Wholesale	Distribution/Wholesale
183,000	59,000	(140,166)	101,834		Mitsubishi Electric Corp.	1,146,816	369,738	(878,386)	638,168	1,146,816	Electrical Components & Equipment	Electrical Components & Equipment	Electrical Components & Equipment
—	39,000	28,314	67,314		Mitsubishi Estate Co., Ltd.	—	644,237	467,717	1,111,954	—		Real Estate	Real Estate
—	19,000	13,794	32,794		Mitsubishi Gas Chemical Co., Inc.	—	77,961	56,600	134,561	—		Chemicals	Chemicals
—	97,000	70,422	167,422		Mitsubishi Heavy Industries Ltd.	—	433,517	314,734	748,251	—		Machinery - Diversified	Machinery - Diversified
—	41,000	29,766	70,766		Mitsubishi Materials Corp.	—	103,775	75,341	179,116	—		Mining	Mining
—	118,255	85,853	204,108	@	Mitsubishi Motors Corp.	—	161,977	117,595	279,572	—		Auto Manufacturers	Auto Manufacturers
—	32,000	23,232	55,232		Mitsubishi Rayon Co., Ltd.	—	96,924	70,367	167,291	—		Textiles	Textiles
52,300	323,600	182,634	558,534		Mitsubishi UFJ Financial Group, Inc.	328,713	2,033,874	1,147,881	3,510,468	328,713	Banks	Banks	Banks
118,000	53,000	(79,522)	91,478		Mitsui & Co., Ltd.	1,213,083	544,860	(817,514)	940,429	1,213,083	Distribution/Wholesale	Distribution/Wholesale	Distribution/Wholesale
—	23,000	16,698	39,698		Mitsui Chemicals, Inc.	—	85,470	62,051	147,521	—		Chemicals	Chemicals
—	42,000	30,492	72,492		Mitsui Engineering & Shipbuilding Co., Ltd.	—	68,571	49,783	118,354	—		Shipbuilding	Shipbuilding
—	25,000	18,150	43,150		Mitsui Fudosan Co., Ltd.	—	416,806	302,602	719,408	—		Real Estate	Real Estate
49,000	32,000	(25,768)	55,232		Mitsui OSK Lines Ltd.	302,834	197,769	(159,254)	341,349	302,834	Transportation	Transportation	Transportation
—	10,100	7,333	17,433		Mitsui Sumitomo Insurance Group Holdings, Inc.	—	321,192	233,186	554,378	—		Insurance	Insurance
—	32,000	23,232	55,232		Mitsui Trust Holdings, Inc.	—	157,335	114,225	271,560	—		Banks	Banks
—	3,200	2,323	5,523		Mitsumi Electric Co., Ltd.	—	56,035	40,681	96,716	—		Electronics	Electronics
—	304	221	525	X	Mizuho Financial Group, Inc.	—	898,780	652,515	1,551,295	—		Banks	Banks
—	79,000	57,354	136,354		Mizuho Trust & Banking Co., Ltd.	—	100,228	72,766	172,994	—		Banks	Banks
—	6,600	4,792	11,392		Murata Manufacturing Co., Ltd.	—	258,795	187,885	446,680	—		Electronics	Electronics
9,500	9,700	(2,458)	16,742		Namco Bandai Holdings, Inc.	104,124	106,316	(26,938)	183,502	104,124	Toys/Games/Hobbies	Toys/Games/Hobbies	Toys/Games/Hobbies
—	55,000	39,930	94,930		NEC Corp.	—	186,074	135,090	321,164	—		Electronics	Electronics
40,000	8,000	(34,192)	13,808		NGK Insulators Ltd.	453,269	90,654	(387,454)	156,469	453,269	Electronics	Electronics	Electronics
21,400	3,600	(18,786)	6,214		Nidec Corp.	836,939	140,794	(734,722)	243,011	836,939	Electronics	Electronics	Electronics
7,000	9,000	(466)	15,534		Nikon Corp.	84,018	108,023	(5,593)	186,448	84,018	Miscellaneous Manufacturing	Miscellaneous Manufacturing	Miscellaneous Manufacturing
300	3,100	1,951	5,351		Nintendo Co., Ltd.	114,646	1,184,670	745,425	2,044,741	114,646	Toys/Games/Hobbies	Toys/Games/Hobbies	Toys/Games/Hobbies
39,000	12,000	(30,288)	20,712		Nippon Electric Glass Co., Ltd.	205,866	63,343	(159,879)	109,330	205,866	Electronics	Electronics	Electronics
—	28,000	20,328	48,328		Nippon Express Co., Ltd.	—	118,023	85,685	203,708	—		Transportation	Transportation
—	4,000	2,904	6,904		Nippon Meat Packers, Inc.	—	60,888	44,205	105,093	—		Food	Food
—	31,000	22,506	53,506		Nippon Mining Holdings, Inc.	—	134,514	97,657	232,171	—		Oil & Gas	Oil & Gas
—	37,000	26,862	63,862		Nippon Oil Corp.	—	187,604	136,201	323,805	—		Oil & Gas	Oil & Gas
—	35	25	60	X	Nippon Paper Group, Inc.	—	143,753	104,365	248,118	—		Forest Products & Paper	Forest Products & Paper
22,000	25,000	(3,850)	43,150		Nippon Sheet Glass Co., Ltd.	72,837	82,769	(12,747)	142,859	72,837	Building Materials	Building Materials	Building Materials
365,000	145,000	(259,730)	250,270		Nippon Steel Corp.	1,199,494	476,511	(853,547)	822,458	1,199,494	Iron/Steel	Iron/Steel	Iron/Steel
49	167	76	292	X	Nippon Telegraph & Telephone Corp.	242,854	896,660	408,122	1,547,636	242,854	Telecommunications	Telecommunications	Telecommunications
—	32,000	23,232	55,232		Nippon Yusen KK	—	197,272	143,220	340,492	—		Transportation	Transportation
—	16,340	11,863	28,203		Nipponkoa Insurance Co., Ltd.	—	127,122	92,291	219,413	—		Insurance	Insurance
365,000	43,000	(333,783)	74,217		Nishi-Nippon City Bank Ltd.	1,061,619	125,067	(970,820)	215,866	1,061,619	Banks	Banks	Banks
—	66,500	48,279	114,779		Nissan Motor Co., Ltd.	—	239,242	173,690	412,932	—		Auto Manufacturers	Auto Manufacturers
—	3,000	2,178	5,178		Nisshin Seifun Group, Inc.	—	39,619	28,763	68,382	—		Food	Food
62,000	—	(62,000)	—		Nisshin Steel Co., Ltd.	127,781	—	(127,781)	—	127,781	Iron/Steel		Iron/Steel
—	7,000	5,082	12,082		Nisshinbo Industries, Inc.	—	53,362	38,741	92,103	—		Textiles	Textiles
—	2,600	1,888	4,488		Nissin Food Products Co., Ltd.	—	90,606	65,780	156,386	—		Food	Food
950	—	(950)	—		Nitori Co., Ltd.	73,930	—	(73,930)	—	73,930	Retail		Retail
800	6,100	3,629	10,529		Nitto Denko Corp.	15,315	116,777	69,465	201,557	15,315	Chemicals	Chemicals	Chemicals
—	55,400	40,220	95,620	S	Nomura Holdings, Inc.	—	461,278	334,888	796,166	—		Diversified Financial Services	Diversified Financial Services
—	3,100	2,251	5,351		Nomura Real Estate Holdings, Inc.	—	61,847	44,901	106,748	—		Real Estate	Real Estate
—	4,500	3,267	7,767		Nomura Research Institute Ltd.	—	85,843	62,322	148,165	—		Software	Software
—	16,000	11,616	27,616		NSK Ltd.	—	60,426	43,869	104,295	—		Metal Fabricate/Hardware	Metal Fabricate/Hardware
22	38	6	66		NTT Data Corp.	88,639	153,105	22,515	264,259	88,639	Computers	Computers	Computers
208	475	137	820		NTT DoCoMo, Inc.	409,410	934,950	269,365	1,613,725	409,410	Telecommunications	Telecommunications	Telecommunications
—	21,000	15,246	36,246		Odakyu Electric Railway Co., Ltd.	—	184,904	134,240	319,144	—		Transportation	Transportation
—	25,000	18,150	43,150		OJI Paper Co., Ltd.	—	146,979	106,707	253,686	—		Forest Products & Paper	Forest Products & Paper
—	6,000	4,356	10,356		Olympus Corp.	—	120,112	87,201	207,313	—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
—	7,500	5,445	12,945		Omron Corp.	—	100,769	73,158	173,927	—		Electronics	Electronics
2,100	2,700	(140)	4,660		Ono Pharmaceutical Co., Ltd.	109,335	140,573	(7,279)	242,629	109,335	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	2,300	1,670	3,970	S	Oracle Corp. Japan	—	99,621	72,325	171,946	—		Software	Software
—	2,100	1,525	3,625		Oriental Land Co., Ltd.	—	172,409	125,169	297,578	—		Entertainment	Entertainment
710	3,090	1,533	5,333		ORIX Corp.	40,542	176,442	87,555	304,539	40,542	Diversified Financial Services	Diversified Financial Services	Diversified Financial Services
220,000	50,000	(183,700)	86,300		Osaka Gas Co., Ltd.	1,017,333	231,212	(849,473)	399,072	1,017,333	Gas	Gas	Gas
17,800	—	(17,800)	—		Otsuka Corp.	810,718	—	(810,718)	—	810,718	Computers		Computers
37,250	—	(37,250)	—		Promise Co., Ltd.	944,845	—	(944,845)	—	944,845	Diversified Financial Services		Diversified Financial Services
—	160	116	276	X	Resona Holdings, Inc.	—	246,158	178,711	424,869	—		Banks	Banks
—	20,000	14,520	34,520		Ricoh Co., Ltd.	—	256,334	186,099	442,433	—		Office/Business Equipment	Office/Business Equipment
—	2,900	2,105	5,005		Rohm Co., Ltd.	—	146,412	106,295	252,707	—		Semiconductors	Semiconductors
—	1,600	1,162	2,762		Sankyo Co., Ltd.	—	80,718	58,601	139,319	—		Entertainment	Entertainment
—	62,000	45,012	107,012	@	Sanyo Electric Co., Ltd.	—	115,981	84,202	200,183	—		Electrical Components & Equipment	Electrical Components & Equipment
—	10,000	7,260	17,260		Sapporo Holdings Ltd.	—	63,339	45,984	109,323	—		Beverages	Beverages
4,500	5,600	(434)	9,666		Secom Co., Ltd.	232,211	288,974	(22,416)	498,769	232,211	Commercial Services	Commercial Services	Commercial Services
—	8,900	6,461	15,361		Sega Sammy Holdings, Inc.	—	103,782	75,346	179,128	—		Leisure Time	Leisure Time
—	4,800	3,485	8,285		Seiko Epson Corp.	—	76,377	55,450	131,827	—		Office/Business Equipment	Office/Business Equipment
—	16,000	11,616	27,616		Sekisui House Ltd.	—	141,159	102,482	243,641	—		Home Builders	Home Builders
2,700	28,000	17,628	48,328		Seven & I Holdings Co., Ltd.	92,803	962,405	605,904	1,661,112	92,803	Retail	Retail	Retail
—	28,000	20,328	48,328		Sharp Corp.	—	201,838	146,535	348,373	—		Home Furnishings	Home Furnishings
—	5,500	3,993	9,493		Shikoku Electric Power Co.	—	185,433	134,625	320,058	—		Electric	Electric
—	5,000	3,630	8,630		Shimadzu Corp.	—	31,474	22,850	54,324	—		Healthcare - Products	Healthcare - Products
1,000	—	(1,000)	—		Shimamura Co., Ltd.	77,205	—	(77,205)	—	77,205	Retail		Retail
8,400	2,800	(6,367)	4,833		Shimano, Inc.	330,680	110,227	(250,655)	190,252	330,680	Leisure Time	Leisure Time	Leisure Time
28,600	11,700	(20,106)	20,194		Shin-Etsu Chemical Co., Ltd.	1,319,935	539,973	(927,914)	931,994	1,319,935	Chemicals	Chemicals	Chemicals
—	44,000	31,944	75,944		Shinko Securities Co., Ltd.	—	96,542	70,090	166,632	—		Diversified Financial Services	Diversified Financial Services
—	45,000	32,670	77,670		Shinsei Bank Ltd.	—	71,222	51,707	122,929	—		Banks	Banks
—	8,000	5,808	13,808		Shionogi & Co., Ltd.	—	206,601	149,993	356,594	—		Pharmaceuticals	Pharmaceuticals
18,000	8,000	(12,192)	13,808		Shiseido Co., Ltd.	370,168	164,519	(250,727)	283,960	370,168	Cosmetics/Personal Care	Cosmetics/Personal Care	Cosmetics/Personal Care
—	20,000	14,520	34,520		Shizuoka Bank Ltd.	—	232,416	168,734	401,150	—		Banks	Banks
—	52,000	37,752	89,752		Showa Denko KK	—	75,316	54,679	129,995	—		Chemicals	Chemicals
—	7,000	5,082	12,082		Showa Shell Sekiyu KK	—	69,370	50,363	119,733	—		Oil & Gas	Oil & Gas
—	1,600	1,162	2,762		SMC Corp.	—	164,827	119,665	284,492	—		Hand/Machine Tools	Hand/Machine Tools
—	22,600	16,408	39,008		Softbank Corp.	—	410,443	297,982	708,425	—		Telecommunications	Telecommunications

—	795	577	1,372		Softbank Investment Corp.	—	122,732	89,104	211,836		—		Internet	Internet
—	44,200	32,090	76,290		Sojitz Corp.	—	73,867	53,628	127,495		—		Distribution/Wholesale	Distribution/Wholesale
29,000	26,000	(10,124)	44,876		Sompo Japan Insurance, Inc.	214,736	192,522	(74,965)	332,293		214,736	Insurance	Insurance	Insurance
56,100	32,200	(32,723)	55,577		Sony Corp.	1,227,014	704,276	(715,709)	1,215,581		1,227,014	Home Furnishings	Home Furnishings	Home Furnishings
—	35	25	60		Sony Financial Holdings, Inc.	—	133,576	96,976	230,552		—		Insurance	Insurance
—	2,700	1,960	4,660		Square Enix Co., Ltd.	—	87,122	63,251	150,373		—		Software	Software
80,100	4,600	(76,761)	7,939		Stanley Electric Co., Ltd.	845,756	48,570	(810,494)	83,832		845,756	Auto Parts & Equipment	Auto Parts & Equipment	Auto Parts & Equipment
—	4,900	3,557	8,457		Sumco Corp.	—	62,251	45,194	107,445		—		Semiconductors	Semiconductors
—	50,000	36,300	86,300		Sumitomo Chemical Co., Ltd.	—	171,402	124,438	295,840		—		Chemicals	Chemicals
—	33,600	24,394	57,994		Sumitomo Corp.	—	298,008	216,354	514,362		—		Distribution/Wholesale	Distribution/Wholesale
104,300	23,200	(87,457)	40,043		Sumitomo Electric Industries Ltd.	807,407	179,596	(677,020)	309,983		807,407	Auto Parts & Equipment	Auto Parts & Equipment	Auto Parts & Equipment
—	21,000	15,246	36,246		Sumitomo Heavy Industries	—	84,007	60,989	144,996		—		Machinery - Diversified	Machinery - Diversified
—	114,000	82,764	196,764		Sumitomo Metal Industries Ltd.	—	281,594	204,438	486,032		—		Iron/Steel	Iron/Steel
—	16,000	11,616	27,616		Sumitomo Metal Mining Co., Ltd.	—	171,162	124,264	295,426		—		Mining	Mining
—	213	155	368	X	Sumitomo Mitsui Financial Group, Inc.	—	918,825	667,068	1,585,893		—		Banks	Banks
—	13,000	9,438	22,438		Sumitomo Realty & Development Co., Ltd.	—	195,418	141,874	337,292		—		Real Estate	Real Estate
10,300	—	(10,300)	—		Sumitomo Rubber Industries, Inc.	89,653	—	(89,653)	—		89,653	Auto Parts & Equipment		Auto Parts & Equipment
—	43,000	31,218	74,218		Sumitomo Trust & Banking Co., Ltd.	—	254,184	184,538	438,722		—		Banks	Banks
78,000	11,000	(70,014)	18,986		Suruga Bank Ltd.	774,900	109,281	(695,562)	188,619		774,900	Banks	Banks	Banks
4,000	—	(4,000)	—		Suzuken Co., Ltd.	119,248	—	(119,248)	—		119,248	Pharmaceuticals		Pharmaceuticals
—	12,300	8,930	21,230		Suzuki Motor Corp.	—	171,912	124,808	296,720		—		Auto Manufacturers	Auto Manufacturers
4,800	5,450	(843)	9,407	S	T&D Holdings, Inc.	203,164	230,676	(35,693)	398,147		203,164	Insurance	Insurance	Insurance
—	5,000	3,630	8,630		Taisho Pharmaceutical Co., Ltd.	—	106,511	77,327	183,838		—		Pharmaceuticals	Pharmaceuticals
—	16,000	11,616	27,616		Taiyo Nippon Sanso Corp.	—	123,503	89,663	213,166		—		Chemicals	Chemicals
27,900	26,600	(8,588)	45,912		Takeda Pharmaceutical Co., Ltd.	1,454,212	1,386,453	(447,646)	2,393,019		1,454,212	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	5,370	3,899	9,269		Takefuji Corp.	—	44,058	31,986	76,044		—		Diversified Financial Services	Diversified Financial Services
—	6,000	4,356	10,356		Tanabe Seiyaku Co., Ltd.	—	90,563	65,749	156,312		—		Pharmaceuticals	Pharmaceuticals
—	4,100	2,977	7,077		TDK Corp.	—	151,481	109,975	261,456		—		Computers	Computers
—	4,700	3,412	8,112		Terumo Corp.	—	220,174	159,847	380,021		—		Healthcare - Products	Healthcare - Products
—	24,000	17,424	41,424		Tobu Railway Co., Ltd.	—	143,390	104,101	247,491		—		Transportation	Transportation
—	4,100	2,977	7,077		Toho Co., Ltd.	—	88,226	64,052	152,278		—		Entertainment	Entertainment
105,000	12,000	(96,289)	20,711		Toho Gas Co., Ltd.	692,855	79,183	(635,368)	136,670		692,855	Gas	Gas	Gas
—	11,300	8,204	19,504		Tohoku Electric Power Co., Inc.	—	305,679	221,923	527,602		—		Electric	Electric
29,100	21,100	(13,781)	36,419		Tokio Marine Holdings, Inc.	862,216	625,181	(408,334)	1,079,063		862,216	Insurance	Insurance	Insurance
2,400	37,700	24,970	65,070		Tokyo Electric Power Co., Inc.	80,116	1,258,492	833,550	2,172,158		80,116	Electric	Electric	Electric
—	4,700	3,412	8,112		Tokyo Electron Ltd.	—	165,457	120,122	285,579		—		Semiconductors	Semiconductors
198,000	60,000	(154,440)	103,560		Tokyo Gas Co., Ltd.	1,003,638	304,133	(782,837)	524,934		1,003,638	Gas	Gas	Gas
9,500	—	(9,500)	—		Tokyo Steel Manufacturing Co., Ltd.	99,678	—	(99,678)	—		99,678	Iron/Steel		Iron/Steel
—	20,000	14,520	34,520		Tokyo Tatemono Co., Ltd.	—	91,658	66,544	158,202		—		Real Estate	Real Estate
—	38,000	27,588	65,588		Tokyu Corp.	—	191,590	139,095	330,685		—		Transportation	Transportation
—	23,000	16,698	39,698		Tokyu Land Corp.	—	88,161	64,005	152,166		—		Real Estate	Real Estate
—	14,000	10,164	24,164		TonenGeneral Sekiyu KK	—	140,282	101,845	242,127		—		Oil & Gas	Oil & Gas
—	16,000	11,616	27,616		Toppan Printing Co., Ltd.	—	123,605	89,737	213,342		—		Commercial Services	Commercial Services
—	50,000	36,300	86,300		Toray Industries, Inc.	—	254,459	184,737	439,196		—		Textiles	Textiles
—	88,000	63,888	151,888		Toshiba Corp.	—	362,102	262,886	624,988		—		Electronics	Electronics
—	25,000	18,150	43,150		Tosoh Corp.	—	61,704	44,797	106,501		—		Chemicals	Chemicals
—	10,000	7,260	17,260		Toto Ltd.	—	63,195	45,880	109,075		—		Building Materials	Building Materials
—	6,000	4,356	10,356		Toyo Seikan Kaisha Ltd.	—	104,003	75,506	179,509		—		Packaging & Containers	Packaging & Containers
—	3,000	2,178	5,178		Toyo Suisan Kaisha Ltd.	—	86,449	62,762	149,211		—		Food	Food
94,000	—	(94,000)	—		Toyota Boshoku Corp.	765,918	—	(765,918)	—		765,918	Auto Parts & Equipment		Auto Parts & Equipment
—	6,500	4,719	11,219		Toyota Industries Corp.	—	140,017	101,652	241,669		—		Auto Parts & Equipment	Auto Parts & Equipment
32,700	78,700	24,436	135,836		Toyota Motor Corp.	1,081,007	2,601,690	807,822	4,490,519		1,081,007	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
8,300	7,700	(2,710)	13,290		Toyota Tsusho Corp.	89,356	82,897	(29,173)	143,080		89,356	Distribution/Wholesale	Distribution/Wholesale	Distribution/Wholesale
—	2,500	1,815	4,315		Trend Micro, Inc.	—	87,807	63,748	151,555		—		Internet	Internet
—	36,000	26,136	62,136		Ube Industries Ltd.	—	101,129	73,420	174,549		—		Chemicals	Chemicals
—	1,400	1,016	2,416		Uni-Charm Corp.	—	105,324	76,465	181,789		—		Cosmetics/Personal Care	Cosmetics/Personal Care
—	5,500	3,993	9,493		Ushio, Inc.	—	72,668	52,757	125,425		—		Electrical Components & Equipment	Electrical Components & Equipment
3,370	1,270	(2,448)	2,192		USS Co., Ltd.	178,826	67,391	(129,900)	116,317		178,826	Retail	Retail	Retail
215	37	(188)	64		West Japan Railway Co.	979,633	168,588	(857,238)	290,983		979,633	Transportation	Transportation	Transportation
—	476	346	822		Yahoo! Japan Corp.	—	195,310	141,795	337,105		—		Internet	Internet
4,100	2,300	(2,430)	3,970		Yakult Honsha Co., Ltd.	87,728	49,213	(51,999)	84,942		87,728	Food	Food	Food
—	2,550	1,851	4,401		Yamada Denki Co., Ltd.	—	178,249	129,409	307,658		—		Retail	Retail
—	5,000	3,630	8,630		Yamaguchi Financial Group, Inc.	—	56,232	40,824	97,056		—		Banks	Banks
8,600	6,800	(3,663)	11,737		Yamaha Corp.	79,955	63,220	(34,057)	109,118		79,955	Leisure Time	Leisure Time	Leisure Time
—	9,300	6,752	16,052		Yamaha Motor Co., Ltd.	—	97,858	71,045	168,903		—		Leisure Time	Leisure Time
—	13,000	9,438	22,438		Yamato Holdings Co., Ltd.	—	169,998	123,419	293,417		—		Transportation	Transportation
14,500	2,100	(12,975)	3,625		Yamato Kogyo Co., Ltd.	392,430	56,835	(351,168)	98,097		392,430	Iron/Steel	Iron/Steel	Iron/Steel
81,000	12,000	(72,287)	20,713		Yaskawa Electric Corp.	327,164	48,469	(291,975)	83,658		327,164	Electronics	Electronics	Electronics
—		—	—		Yaskawa Electric Corp.	—		—	—		—	Electronics	Electronics	Electronics
						41,691,005	57,839,064	300,206	99,830,275	cs
					Kazakhstan: 0.0%
—	9,247	6,713	15,960		Eurasian Natural Resources Corp.	—	44,245	32,122	76,367		—		Mining	Mining
						—	44,245	32,122	76,367	cs
					Luxembourg: 0.3%
51,851	27,119	(31,337)	47,633		ArcelorMittal	1,236,813	657,347	(759,578)	1,134,582		1,236,813	Iron/Steel	Iron/Steel	Iron/Steel
—	9,434	6,849	16,283		SES SA	—	182,835	132,738	315,573		—		Telecommunications	Telecommunications
						1,236,813	840,182	(626,840)	1,450,155	cs
					Mauritius: 0.0%
3,237,000	193,000	(3,096,915)	333,085		Golden Agri-Resources Ltd.	533,423	31,804	(510,333)	54,894		533,423	Agriculture	Agriculture	Agriculture
						533,423	31,804	(510,333)	54,894	cs
					Netherlands: 4.4%
—	37,735	27,396	65,131		Aegon NV	—	238,207	172,938	411,145		—		Insurance	Insurance
—	7,510	5,452	12,962		Akzo Nobel NV	—	309,771	224,894	534,665		—		Chemicals	Chemicals
29,944	12,054	(21,193)	20,805		ASML Holding NV	539,805	217,299	(382,046)	375,058		539,805	Semiconductors	Semiconductors	Semiconductors
4,323	1,584	(3,173)	2,734		Boskalis Westminster	100,857	36,955	(74,028)	63,784		100,857	Engineering & Construction	Engineering & Construction	Engineering & Construction
22,990	10,019	(15,716)	17,293		European Aeronautic Defence and Space Co. NV	389,344	169,675	(266,160)	292,859		389,344	Aerospace/Defense	Aerospace/Defense	Aerospace/Defense
2,912	1,389	(1,904)	2,397		Fugro NV	83,700	39,924	(54,715)	68,909		83,700	Oil & Gas Services	Oil & Gas Services	Oil & Gas Services
—	2,674	1,941	4,615		Heineken Holding NV	—	76,382	55,453	131,835		—		Beverages	Beverages
31,694	7,192	(26,473)	12,413		Heineken NV	970,365	220,195	(810,503)	380,057		970,365	Beverages	Beverages	Beverages
—	58,235	42,279	100,514	**	ING Groep NV	—	640,930	465,316	1,106,246		—		Insurance	Insurance

—	34,812	25,274	60,086		Koninklijke Ahold NV	—	428,985	311,444	740,429		—		Food	Food
—	4,067	2,953	7,020		Koninklijke DSM NV	—	104,364	75,768	180,132		—		Chemicals	Chemicals
65,065	31,105	(42,483)	53,687		Koninklijke Philips Electronics NV	1,290,024	616,710	(842,292)	1,064,442		1,290,024	Electronics	Electronics	Electronics
—	2,392	1,737	4,129		Randstad Holdings NV	—	48,815	35,440	84,255		—		Commercial Services	Commercial Services
85,156	15,793	(73,690)	27,259		Reed Elsevier NV	1,012,453	187,769	(876,133)	324,089		1,012,453	Media	Media	Media
78,629	105,199	(2,254)	181,574		Royal Dutch Shell PLC - Class A	2,065,828	2,763,904	(59,231)	4,770,501		2,065,828	Oil & Gas	Oil & Gas	Oil & Gas
87,949	82,341	(28,169)	142,121		Royal Dutch Shell PLC - Class B	2,229,371	2,087,216	(714,050)	3,602,537		2,229,371	Oil & Gas	Oil & Gas	Oil & Gas
—	55,909	40,590	96,499		Royal KPN NV	—	812,829	590,115	1,402,944		—		Telecommunications	Telecommunications
—	4,017	2,916	6,933		SBM Offshore NV	—	52,775	38,315	91,090		—		Oil & Gas Services	Oil & Gas Services
—	5,148	3,737	8,885		SNS Reaal	—	28,295	20,542	48,837		—		Banks	Banks
—	10,485	7,612	18,097		TNT NV	—	203,675	147,868	351,543		—		Transportation	Transportation
17,671	51,966	20,056	89,693		Unilever NV	428,309	1,259,550	486,125	2,173,984		428,309	Food	Food	Food
—	7,894	5,731	13,625		Wolters Kluwer NV	—	149,674	108,663	258,337		—		Media	Media
						9,110,056	10,693,899	(1,346,277)	18,457,678	cs
					New Zealand: 0.1%
—	48,758	35,398	84,156		Auckland International Airport Ltd.	—	46,263	33,587	79,850		—		Engineering & Construction	Engineering & Construction
112,745	17,998	(99,679)	31,064		Fletcher Building Ltd.	379,875	60,641	(335,850)	104,666		379,875	Building Materials	Building Materials	Building Materials
—	51,472	37,369	88,841		Telecom Corp. of New Zealand Ltd.	—	69,180	50,225	119,405		—		Telecommunications	Telecommunications
						379,875	176,084	(252,038)	303,921	cs
					Norway: 0.5%
14,300	4,517	(11,020)	7,797		Aker Kvaerner ASA	94,575	29,874	(72,886)	51,563		94,575	Engineering & Construction	Engineering & Construction	Engineering & Construction
12,142	22,100	3,903	38,145		DnB NOR ASA	48,175	87,685	15,484	151,344		48,175	Banks	Banks	Banks
—	20,000	14,520	34,520		Norsk Hydro ASA	—	81,488	59,160	140,648		—		Metal Fabricate/Hardware	Metal Fabricate/Hardware
—	20,900	15,173	36,073		Orkla ASA	—	139,063	100,960	240,023		—		Food	Food
—	4,550	3,303	7,853	@	Renewable Energy Corp. A/S	—	43,583	31,641	75,224		—		Energy - Alternate Sources	Energy - Alternate Sources
27,600	38,800	569	66,969	S	Statoil ASA	461,604	648,922	9,514	1,120,040		461,604	Oil & Gas	Oil & Gas	Oil & Gas
—	25,400	18,440	43,840		Telenor ASA	—	171,358	124,406	295,764		—		Telecommunications	Telecommunications
—	5,565	4,040	9,605		Yara International ASA	—	122,412	88,871	211,283		—		Chemicals	Chemicals
						604,354	1,324,385	357,150	2,285,889	cs
					Portugal: 0.3%
—	77,290	56,113	133,403	@	Banco Comercial Portugues SA	—	88,235	64,059	152,294		—		Banks	Banks
—	7,511	5,453	12,964		Banco Espirito Santo SA	—	69,956	50,788	120,744		—		Banks	Banks
—	10,267	7,454	17,721		Brisa-Auto Estradas de Portugal SA	—	76,957	55,871	132,828		—		Commercial Services	Commercial Services
—	10,839	7,869	18,708		Cimpor Cimentos de Portugal SG	—	52,630	38,209	90,839		—		Building Materials	Building Materials
23,758	54,913	16,109	94,780		Energias de Portugal SA	89,377	206,581	60,601	356,559		89,377	Electric	Electric	Electric
13,024	17,395	(395)	30,024		Portugal Telecom SGPS SA	111,457	148,863	(3,382)	256,938		111,457	Telecommunications	Telecommunications	Telecommunications
						200,834	643,222	266,146	1,110,202	cs
					Singapore: 0.9%
442,000	53,000	(403,523)	91,477		CapitaLand Ltd.	964,413	115,642	(880,457)	199,598		964,413	Real Estate	Real Estate	Real Estate
—	19,000	13,794	32,794		City Developments Ltd.	—	85,005	61,714	146,719		—		Lodging	Lodging
—	37,000	26,862	63,862		DBS Group Holdings Ltd.	—	217,944	158,228	376,172		—		Banks	Banks
—	33,000	23,958	56,958		Fraser and Neave Ltd.	—	68,230	49,535	117,765		—		Real Estate	Real Estate
27,000	8,000	(21,192)	13,808		Jardine Cycle & Carriage Ltd.	179,567	53,205	(140,940)	91,832		179,567	Distribution/Wholesale	Distribution/Wholesale	Distribution/Wholesale
—	44,000	31,944	75,944		Keppel Corp., Ltd.	—	133,588	96,985	230,573		—		Holding Companies - Diversified	Holding Companies - Diversified
—	77,000	55,902	132,902		Oversea-Chinese Banking Corp.	—	267,735	194,376	462,111		—		Banks	Banks
—	19,133	13,891	33,024		Parkway Holdings Ltd.	—	16,581	12,038	28,619		—		Healthcare - Services	Healthcare - Services
—	36,000	26,136	62,136		SembCorp Industries Ltd.	—	58,728	42,637	101,365		—		Engineering & Construction	Engineering & Construction
—	36,000	26,136	62,136		SembCorp Marine Ltd.	—	42,430	30,804	73,234		—		Shipbuilding	Shipbuilding
12,000	16,000	(384)	27,616		Singapore Airlines Ltd.	94,379	125,839	(3,020)	217,198		94,379	Airlines	Airlines	Airlines
—	31,000	22,506	53,506		Singapore Exchange Ltd.	—	110,428	80,171	190,599		—		Diversified Financial Services	Diversified Financial Services
33,000	55,000	6,930	94,930		Singapore Press Holdings Ltd.	71,555	119,258	15,026	205,839		71,555	Media	Media	Media
—	37,000	26,862	63,862		Singapore Technologies Engineering Ltd.	—	61,272	44,484	105,756		—		Engineering & Construction	Engineering & Construction
—	222,000	161,172	383,172	S	Singapore Telecommunications Ltd.	—	395,616	287,218	682,834		—		Telecommunications	Telecommunications
—	38,000	27,588	65,588		United Overseas Bank Ltd.	—	343,407	249,314	592,721		—		Banks	Banks
534,000	—	(534,000)	—		United Overseas Land Ltd.	831,122	—	(831,122)	—		831,122	Real Estate		Real Estate
						2,141,036	2,214,908	(533,009)	3,822,935	cs
					Spain: 4.5%
—	6,085	4,418	10,503		Abertis Infraestructuras SA	—	109,058	79,176	188,234		—		Commercial Services	Commercial Services
—	822	597	1,419		Acciona SA	—	104,519	75,881	180,400		—		Engineering & Construction	Engineering & Construction
—	4,927	3,577	8,504		Acerinox SA	—	80,087	58,143	138,230		—		Iron/Steel	Iron/Steel
22,585	5,052	(18,917)	8,720		ACS Actividades de Construccion y Servicios SA	1,048,767	234,597	(878,449)	404,915		1,048,767	Engineering & Construction	Engineering & Construction	Engineering & Construction
145,585	110,568	(65,313)	190,840		Banco Bilbao Vizcaya Argentaria SA	1,803,852	1,369,978	(809,247)	2,364,583		1,803,852	Banks	Banks	Banks
—	21,093	15,314	36,407		Banco De Sabadell SA	—	144,399	104,834	249,233		—		Banks	Banks
19,921	21,991	(3,955)	37,957		Banco Popular Espanol SA	172,786	190,741	(34,308)	329,219		172,786	Banks	Banks	Banks
262,667	233,792	(92,934)	403,525		Banco Santander Central Hispano SA	2,537,544	2,258,592	(897,804)	3,898,332		2,537,544	Banks	Banks	Banks
—	4,785	3,474	8,259		Banco Santander SA	—	43,378	31,492	74,870		—		Banks	Banks
—	9,985	7,249	17,234		Bankinter SA	—	90,316	65,569	155,885		—		Banks	Banks
—	18,840	13,678	32,518		Corp. Mapfre SA	—	64,252	46,647	110,899		—		Insurance	Insurance
—	23,559	17,104	40,663		Criteria Caixacorp SA	—	93,985	68,233	162,218		—		Diversified Financial Services	Diversified Financial Services
—	5,862	4,256	10,118		Enagas	—	129,440	93,974	223,414		—		Gas	Gas
—	2,092	1,519	3,611		Fomento de Construcciones y Contratas SA	—	69,570	50,508	120,078		—		Engineering & Construction	Engineering & Construction
—	5,039	3,658	8,697		Gamesa Corp. Tecnologica SA	—	91,877	66,703	158,580		—		Electrical Components & Equipment	Electrical Components & Equipment
2,664	3,283	(281)	5,666		Gas Natural SDG SA	72,485	89,328	(7,633)	154,180		72,485	Gas	Gas	Gas
10,524	—	(10,524)	—		Gestevision Telecinco SA	113,363	—	(113,363)	—		113,363	Media		Media
—	3,956	2,872	6,828		Grifols SA	—	69,316	50,323	119,639		—		Pharmaceuticals	Pharmaceuticals
—	2,344	1,702	4,046		Grupo Ferrovial	—	65,385	47,470	112,855		—		Engineering & Construction	Engineering & Construction
—	20,900	15,173	36,073	@	Iberdrola Renovables	—	91,117	66,151	157,268		—		Energy - Alternate Sources	Energy - Alternate Sources
110,723	109,720	(31,066)	189,377		Iberdrola SA	1,032,125	1,022,775	(289,589)	1,765,311		1,032,125	Electric	Electric	Electric
—	18,638	13,531	32,169		Iberia Lineas Aereas de Espana	—	52,567	38,164	90,731		—		Airlines	Airlines
6,000	5,966	(1,669)	10,297		Inditex SA	267,185	265,671	(74,308)	458,548		267,185	Retail	Retail	Retail
—	3,717	2,699	6,416		Indra Sistemas SA	—	85,315	61,939	147,254		—		Computers	Computers
—	3,475	2,523	5,998		Red Electrica de Espana	—	177,144	128,607	305,751		—		Electric	Electric
7,796	20,611	7,168	35,575	S	Repsol YPF SA	166,446	440,048	153,029	759,523		166,446	Oil & Gas	Oil & Gas	Oil & Gas
—	3,514	2,551	6,065		Sacyr Vallehermoso SA	—	31,859	23,130	54,989		—		Engineering & Construction	Engineering & Construction
127,481	133,132	(30,827)	229,786		Telefonica SA	2,877,450	3,005,011	(695,809)	5,186,652		2,877,450	Telecommunications	Telecommunications	Telecommunications
—	11,123	8,075	19,198		Union Fenosa SA	—	278,691	202,330	481,021		—		Electric	Electric
4,793	5,457	(831)	9,419		Zardoya-Otis SA	86,148	98,082	(14,940)	169,290		86,148	Machinery - Diversified	Machinery - Diversified	Machinery - Diversified
						10,178,151	10,847,098	(2,303,147)	18,722,102	cs
					Sweden: 1.9%
—	9,875	7,169	17,044		Alfa Laval AB	—	88,160	64,004	152,164		—		Miscellaneous Manufacturing	Miscellaneous Manufacturing

—	8,800	6,389	15,189		Assa Abloy AB	—	102,336	74,296	176,632		—		Metal Fabricate/Hardware	Metal Fabricate/Hardware
—	22,600	16,408	39,008		Atlas Copco AB - Class A	—	198,846	144,362	343,208		—		Machinery - Construction & Mining	Machinery - Construction & Mining
—	19,200	13,939	33,139		Atlas Copco AB - Class B	—	150,330	109,140	259,470		—		Machinery - Construction & Mining	Machinery - Construction & Mining
14,652	7,500	(9,207)	12,945		Electrolux AB	128,206	65,626	(80,561)	113,271		128,206	Home Furnishings	Home Furnishings	Home Furnishings
—	557	404	961	@	Getinge AB - Class A	—	6,427	4,666	11,093		—
—	5,017	3,642	8,659	@	Getinge AB - Class B	—	60,878	44,197	105,075		—
—	13,600	9,874	23,474		Hennes & Mauritz AB	—	540,942	392,724	933,666		—		Retail	Retail
—	2,100	1,525	3,625		Holmen AB	—	52,551	38,152	90,703		—		Forest Products & Paper	Forest Products & Paper
—	10,617	7,708	18,325		Investor AB	—	161,941	117,569	279,510		—		Investment Companies	Investment Companies
—	1,480	1,074	2,554	@	Loomis AB	—	9,171	6,658	15,829		—		Commercial Services	Commercial Services
—	6,400	4,646	11,046	@	Lundin Petroleum AB	—	34,347	24,936	59,283		—		Oil & Gas	Oil & Gas
—	2,156	1,565	3,721	@	Millicom International Cellular SA	—	101,871	73,958	175,829		—		Telecommunications	Telecommunications
—	2,250	1,633	3,883		Modern Times Group AB	—	49,259	35,762	85,021		—		Media	Media
—	62,800	45,593	108,393		Nordea Bank AB	—	447,619	324,972	772,591		—		Banks	Banks
1,800	27,800	18,383	47,983		Sandvik AB	11,562	178,568	118,079	308,209		11,562	Hand/Machine Tools	Hand/Machine Tools	Hand/Machine Tools
—	11,400	8,276	19,676		Scania AB - B Shares	—	115,999	84,215	200,214		—		Auto Manufacturers	Auto Manufacturers
—	7,400	5,372	12,772		Securitas AB	—	62,300	45,230	107,530		—		Commercial Services	Commercial Services
—	11,000	7,986	18,986		Skandinaviska Enskilda Banken AB	—	88,795	64,465	153,260		—		Banks	Banks
—	10,600	7,696	18,296		SKF AB - B Shares	—	107,867	78,312	186,179		—		Metal Fabricate/Hardware	Metal Fabricate/Hardware
—	7,000	5,082	12,082		SSAB Svenskt Staal AB - Class A	—	62,077	45,068	107,145		—
—	5,900	4,283	10,183		SSAB Svenskt Staal AB - Class B	—	49,192	35,713	84,905		—
—	18,000	13,068	31,068		Svenska Cellulosa AB - B Shares	—	156,284	113,462	269,746		—		Forest Products & Paper	Forest Products & Paper
—	12,900	9,365	22,265		Svenska Handelsbanken AB	—	213,317	154,868	368,185		—		Banks	Banks
—	10,034	7,285	17,319		Swedbank AB	—	59,268	43,029	102,297		—		Banks	Banks
—	8,200	5,953	14,153		Swedish Match AB	—	118,382	85,945	204,327		—		Agriculture	Agriculture
1,653	7,622	3,881	13,156		Tele2 AB - B Shares	14,959	68,975	35,117	119,051		14,959	Telecommunications	Telecommunications	Telecommunications
—	90,600	65,776	156,376		Telefonaktiebolaget LM Ericsson	—	706,307	512,780	1,219,087		—		Telecommunications	Telecommunications
—	64,000	46,464	110,464		TeliaSonera AB	—	322,305	233,994	556,299		—		Telecommunications	Telecommunications
—	29,800	21,635	51,435		Volvo AB	—	169,586	123,120	292,706		—		Machinery - Diversified	Machinery - Diversified
						154,727	4,549,526	3,148,232	7,852,485	cs
					Switzerland: 8.4%
—	69,962	50,792	120,754	@, S	ABB Ltd.	—	1,066,930	774,592	1,841,522		—		Engineering & Construction	Engineering & Construction
—	2,631	1,910	4,541	@	Actelion Ltd. - Reg	—	148,840	108,058	256,898		—		Pharmaceuticals	Pharmaceuticals
5,008	3,159	(2,715)	5,452		Adecco SA	171,444	108,145	(92,931)	186,658		171,444	Commercial Services	Commercial Services	Commercial Services
—	2,092	1,519	3,611	@	Aryzta AG	—	67,221	48,803	116,024		—		Food	Food
297	1,534	817	2,648		Baloise Holding AG	22,429	115,845	61,675	199,949		22,429	Insurance	Insurance	Insurance
891	—	(891)	—		BKW FMB Energie AG	86,045	—	(86,045)	—		86,045	Electric		Electric
—	14,450	10,491	24,941		Compagnie Financiere Richemont SA	—	275,329	199,889	475,218		—		Retail	Retail
41,185	32,061	(17,909)	55,337		Credit Suisse Group	1,154,192	898,496	(501,883)	1,550,805		1,154,192	Banks	Banks	Banks
—	1,775	1,289	3,064		EFG International	—	31,719	23,028	54,747		—		Banks	Banks
854	1,057	(87)	1,824		Geberit AG - Reg	92,360	114,315	(9,367)	197,308		92,360	Building Materials	Building Materials	Building Materials
—	209	152	361		Givaudan	—	165,151	119,900	285,051		—		Chemicals	Chemicals
19,829	5,922	(15,530)	10,221		Holcim Ltd.	1,147,705	342,766	(898,857)	591,614		1,147,705	Building Materials	Building Materials	Building Materials
—	6,580	4,777	11,357		Julius Baer Holding AG - Reg	—	255,023	185,147	440,170		—		Banks	Banks
—	1,622	1,178	2,800		Kuehne & Nagel International AG	—	105,054	76,269	181,323		—		Transportation	Transportation
37	37	(10)	64		Lindt & Spruengli AG	69,230	69,230	(18,969)	119,491		69,230	Food	Food	Food
—	4,754	3,451	8,205	@	Logitech International SA	—	74,607	54,165	128,772		—		Computers	Computers
—	1,505	1,093	2,598		Lonza Group AG	—	139,531	101,300	240,831		—		Chemicals	Chemicals
63,834	111,834	17,358	193,026		Nestle SA	2,527,708	4,428,419	687,328	7,643,455		2,527,708	Food	Food	Food
—	3,968	2,881	6,849		Nobel Biocare Holding AG	—	81,938	59,487	141,425		—		Healthcare - Products	Healthcare - Products
67,660	73,388	(14,380)	126,668		Novartis AG	3,388,511	3,675,378	(720,183)	6,343,706		3,388,511	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	332	241	573	@	OC Oerlikon Corp. AG	—	22,203	16,119	38,322		—		Machinery - Diversified	Machinery - Diversified
1,149	1,258	(236)	2,171		Pargesa Holding SA	76,790	84,074	(15,752)	145,112		76,790	Investment Companies	Investment Companies	Investment Companies
20,479	21,844	(4,620)	37,703		Roche Holding AG	3,170,500	3,381,825	(715,292)	5,837,033		3,170,500	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	1,869	1,357	3,226		Schindler Holding AG	—	85,749	62,254	148,003		—		Hand/Machine Tools	Hand/Machine Tools
104	114	(21)	197		SGS SA	108,769	119,228	(22,209)	205,788		108,769	Commercial Services	Commercial Services	Commercial Services
—	1,471	1,068	2,539		Sonova Holding AG - Reg	—	89,404	64,907	154,311		—		Healthcare - Products	Healthcare - Products
—	17,792	12,917	30,709		STMicroelectronics NV	—	119,325	86,630	205,955		—		Semiconductors	Semiconductors
—	309	224	533		Straumann Holding AG	—	54,776	39,767	94,543		—		Healthcare - Products	Healthcare - Products
—	1,056	767	1,823		Sulzer AG	—	60,939	44,242	105,181		—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
—	768	558	1,326		Swatch Group AG - BR	—	108,317	78,638	186,955		—		Retail	Retail
—	1,913	1,389	3,302		Swatch Group AG - Reg	—	52,719	38,274	90,993		—		Retail	Retail
6,755	903	(6,099)	1,559	@	Swiss Life Holding	468,414	62,617	(422,954)	108,077		468,414	Insurance	Insurance	Insurance
23,340	9,547	(16,409)	16,478	S	Swiss Reinsurance	1,142,857	467,475	(803,470)	806,862		1,142,857	Insurance	Insurance	Insurance
—	569	413	982		Swisscom AG	—	184,575	134,002	318,577		—		Telecommunications	Telecommunications
—	3,282	2,383	5,665		Syngenta AG	—	637,580	462,884	1,100,464		—		Chemicals	Chemicals
3,097	—	(3,097)	—		Synthes, Inc.	388,162	—	(388,162)	—		388,162	Healthcare - Products	Healthcare - Products	Healthcare - Products
—	1,727	1,254	2,981		Synthes, Inc.	—	216,453	157,145	373,598		—	Healthcare - Products	Healthcare - Products	Healthcare - Products
5,966	90,794	59,951	156,711	@	UBS AG - Reg	86,801	1,320,994	872,242	2,280,037		86,801	Banks	Banks	Banks
35,028	17,841	(22,075)	30,794		Xstrata PLC	327,770	166,945	(206,568)	288,147		327,770	Mining	Mining	Mining
3,435	4,414	(230)	7,619		Zurich Financial Services AG	750,482	964,375	(50,345)	1,664,512		750,482	Insurance	Insurance	Insurance
						15,180,169	20,363,510	(396,242)	35,147,437	cs
					United Kingdom: 16.7%
7,617	10,226	(193)	17,650		3i Group PLC	29,829	40,046	(756)	69,119		29,829	Venture Capital	Venture Capital	Venture Capital
10,905	6,380	(6,273)	11,012		Amec PLC	78,725	46,058	(45,287)	79,496		78,725	Oil & Gas Services	Oil & Gas Services	Oil & Gas Services
4,318	40,913	25,385	70,616		Anglo American PLC	100,770	954,792	592,410	1,647,972		100,770	Mining	Mining	Mining
—	9,655	7,010	16,665		Antofagasta PLC	—	60,480	43,909	104,389		—		Mining	Mining
—	10,778	7,825	18,603		Associated British Foods PLC	—	113,464	82,375	195,839		—		Food	Food
50,608	45,404	(17,645)	78,367		AstraZeneca PLC	2,070,396	1,857,498	(721,851)	3,206,043		2,070,396	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
44,744	82,027	14,808	141,579		Aviva PLC	253,542	464,805	83,907	802,254		253,542	Insurance	Insurance	Insurance
223,498	104,471	(147,652)	180,317		BAE Systems PLC	1,216,308	568,546	(803,543)	981,311		1,216,308	Aerospace/Defense	Aerospace/Defense	Aerospace/Defense
—	14,727	10,692	25,419		Balfour Beatty PLC	—	71,241	51,721	122,962		—		Engineering & Construction	Engineering & Construction
216,632	248,530	(36,199)	428,963		Barclays PLC	492,381	564,881	(82,277)	974,985		492,381	Banks	Banks	Banks
7,074	—	(7,074)	—	@	Berkeley Group Holdings PLC	89,705	—	(89,705)	—		89,705	Home Builders		Home Builders
43,971	101,789	29,928	175,688		BG Group PLC	608,628	1,408,921	414,250	2,431,799		608,628	Oil & Gas	Oil & Gas	Oil & Gas
93,151	66,720	(44,712)	115,159		BHP Billiton PLC	1,806,720	1,294,075	(867,220)	2,233,575		1,806,720	Mining	Mining	Mining
360,396	552,459	40,688	953,543		BP PLC	2,782,055	4,264,656	314,089	7,360,800		2,782,055	Oil & Gas	Oil & Gas	Oil & Gas
—	22,805	16,556	39,361		British Airways PLC	—	60,277	43,761	104,038		—		Airlines	Airlines
9,701	55,759	30,780	96,240		British American Tobacco PLC	253,069	1,454,578	802,956	2,510,603		253,069	Agriculture	Agriculture	Agriculture
22,919	29,685	(1,368)	51,236		British Energy Group PLC	256,829	332,648	(15,326)	574,151		256,829	Electric	Electric	Electric

—	33,711	24,474	58,185		British Sky Broadcasting PLC	—	238,065	172,835	410,900		—		Media	Media
176,073	217,527	(18,148)	375,452		BT Group PLC	354,102	437,470	(36,498)	755,074		354,102	Telecommunications	Telecommunications	Telecommunications
—	8,151	5,918	14,069		Bunzl PLC	—	69,555	50,497	120,052		—		Commercial Services	Commercial Services
23,063	13,794	(13,048)	23,809		Burberry Group PLC	74,671	44,661	(42,247)	77,085		74,671	Apparel	Apparel	Apparel
390,045	62,436	(344,716)	107,765		Cable & Wireless PLC	882,099	141,201	(779,587)	243,713		882,099	Telecommunications	Telecommunications	Telecommunications
—	36,984	26,850	63,834		Cadbury PLC	—	321,968	233,749	555,717		—		Food	Food
3,560	3,649	(911)	6,298	@	Cairn Energy PLC	104,266	106,873	(26,676)	184,463		104,266	Oil & Gas	Oil & Gas	Oil & Gas
22,987	16,165	(11,251)	27,901		Capita Group PLC	246,580	173,401	(120,691)	299,290		246,580	Commercial Services	Commercial Services	Commercial Services
681	4,523	2,603	7,807		Carnival PLC	15,039	99,886	57,478	172,403		15,039	Leisure Time	Leisure Time	Leisure Time
60,415	15,648	(49,055)	27,008		Carphone Warehouse Group	79,172	20,506	(64,285)	35,393		79,172	Retail	Retail	Retail
299,433	145,136	(194,064)	250,505		Centrica PLC	1,152,760	558,746	(747,110)	964,396		1,152,760	Gas	Gas	Gas
—	26,129	18,970	45,099		Cobham PLC	—	78,103	56,703	134,806		—		Aerospace/Defense	Aerospace/Defense
45,768	50,038	(9,440)	86,366		Compass Group PLC	228,276	249,574	(47,085)	430,765		228,276	Food Service	Food Service	Food Service
135,099	—	(135,099)	—		Daily Mail & General Trust	533,162	—	(533,162)	—		533,162	Media		Media
110,276	76,901	(54,446)	132,731		Diageo PLC	1,549,472	1,080,525	(765,010)	1,864,987		1,549,472	Beverages	Beverages	Beverages
—	8,354	6,065	14,419		Drax Group PLC	—	67,816	49,234	117,050		—		Holding Companies - Diversified	Holding Companies - Diversified
16,867	27,661	3,215	47,743		Experian Group Ltd.	106,346	174,402	20,270	301,018		106,346	Commercial Services	Commercial Services	Commercial Services
—	14,514	10,537	25,051		Firstgroup PLC	—	91,788	66,638	158,426		—		Transportation	Transportation
—	67,314	48,870	116,184		Friends Provident PLC	—	86,043	62,467	148,510		—		Insurance	Insurance
47,482	26,212	(28,452)	45,242		GKN PLC	66,111	36,496	(39,615)	62,992		66,111	Auto Parts & Equipment	Auto Parts & Equipment	Auto Parts & Equipment
76,785	153,848	34,909	265,542		GlaxoSmithKline PLC	1,428,028	2,861,227	649,225	4,938,480		1,428,028	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	26,152	18,986	45,138		Group 4 Securicor PLC	—	77,879	56,540	134,419		—		Commercial Services	Commercial Services
—	57,744	41,922	99,666		Hays PLC	—	58,349	42,361	100,710		—		Commercial Services	Commercial Services
268,669	150,472	(159,425)	259,716		HBOS PLC	278,119	155,765	(165,033)	268,851		278,119	Banks	Banks	Banks
—	28,357	20,587	48,944		Home Retail Group	—	87,522	63,541	151,063		—		Retail	Retail
216,237	354,212	40,921	611,370		HSBC Holdings PLC	2,116,354	3,466,742	400,504	5,983,600		2,116,354	Banks	Banks	Banks
—	19,065	13,841	32,906		ICAP PLC	—	80,478	58,427	138,905		—		Diversified Financial Services	Diversified Financial Services
—	11,617	8,434	20,051		IMI PLC	—	45,180	32,801	77,981		—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
15,755	31,965	7,452	55,172		Imperial Tobacco Group PLC	420,832	853,817	199,040	1,473,689		420,832	Agriculture	Agriculture	Agriculture
—	8,072	5,860	13,932		Intercontinental Hotels Group PLC	—	66,595	48,348	114,943		—		Lodging	Lodging
169,055	35,935	(142,967)	62,023		International Power PLC	589,109	125,223	(498,197)	216,135		589,109	Electric	Electric	Electric
—	19,086	13,856	32,942	@	Invensys PLC	—	48,236	35,019	83,255		—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
19,219	12,951	(9,816)	22,354		Investec PLC	79,357	53,476	(40,533)	92,300		79,357	Diversified Financial Services	Diversified Financial Services	Diversified Financial Services
—	134,725	97,811	232,536		ITV PLC	—	77,734	56,435	134,169		—		Media	Media
200,002	29,416	(178,646)	50,772		J Sainsbury PLC	954,414	140,374	(852,502)	242,286		954,414	Food	Food	Food
—	5,679	4,123	9,802		Johnson Matthey PLC	—	90,375	65,612	155,987		—		Chemicals	Chemicals
—	6,433	4,670	11,103		Kazakhmys PLC	—	21,959	15,942	37,901		—		Mining	Mining
—	63,080	45,796	108,876		Kingfisher PLC	—	124,263	90,215	214,478		—		Retail	Retail
31,693	24,039	(14,241)	41,491		Ladbrokes PLC	85,126	64,568	(38,250)	111,444		85,126	Entertainment	Entertainment	Entertainment
833,688	173,478	(707,742)	299,424		Legal & General Group PLC	931,830	193,900	(791,058)	334,672		931,830	Insurance	Insurance	Insurance
—	155,969	113,234	269,203		Lloyds TSB Group PLC	—	295,206	214,320	509,526		—		Banks	Banks
—	44,774	32,506	77,280		LogicaCMG PLC	—	45,012	32,679	77,691		—		Computers	Computers
—	4,510	3,274	7,784		Lonmin PLC	—	60,112	43,641	103,753		—		Mining	Mining
—	49,146	35,680	84,826		Man Group PLC	—	169,070	122,745	291,815		—		Investment Companies	Investment Companies
20,206	45,853	13,083	79,142		Marks & Spencer Group PLC	63,337	143,728	41,010	248,075		63,337	Retail	Retail	Retail
—	4,911	3,565	8,476		National Express Group PLC	—	35,314	25,638	60,952		—		Transportation	Transportation
—	74,344	53,974	128,318		National Grid PLC	—	734,627	533,340	1,267,967		—		Electric	Electric
—	6,598	4,790	11,388		Next PLC	—	103,682	75,273	178,955		—		Retail	Retail
719,771	160,070	(603,562)	276,279		Old Mutual PLC	578,512	128,655	(485,108)	222,059		578,512	Insurance	Insurance	Insurance
—	22,887	16,616	39,503		Pearson PLC	—	215,718	156,611	372,329		—		Media	Media
—	69,401	50,385	119,786		Prudential PLC	—	421,281	305,850	727,131		—		Insurance	Insurance
2,733	18,097	10,405	31,235		Reckitt Benckiser PLC	102,408	678,112	389,902	1,170,422		102,408	Household Products/Wares	Household Products/Wares	Household Products/Wares
12,837	32,295	10,609	55,741		Reed Elsevier PLC	94,247	237,105	77,891	409,243		94,247	Media	Media	Media
—	17,794	12,919	30,713		Rexam PLC	—	91,075	66,121	157,196		—		Packaging & Containers	Packaging & Containers
12,660	30,931	9,796	53,387		Rio Tinto PLC	281,389	687,491	217,730	1,186,610		281,389	Mining	Mining	Mining
—	53,162	38,596	91,758	@	Rolls-Royce Group PLC	—	260,064	188,807	448,871		—		Aerospace/Defense	Aerospace/Defense
—	2,908,105	2,111,002	5,019,107	@	Rolls-Royce Group PLC - C Share	—	4,181	3,035	7,216		—		Aerospace/Defense	Aerospace/Defense
—	74,382	54,001	128,383		Royal & Sun Alliance Insurance Group	—	148,222	107,609	255,831		—		Insurance	Insurance
867,319	510,963	(496,360)	881,922		Royal Bank of Scotland Group PLC	638,458	376,134	(365,384)	649,208		638,458	Banks	Banks	Banks
—	26,575	19,293	45,868		SABMiller PLC	—	446,270	323,992	770,262		—		Beverages	Beverages
42,121	34,894	(16,788)	60,227		Sage Group PLC	104,299	86,404	(41,570)	149,133		104,299	Software	Software	Software
—	25,084	18,211	43,295		Scottish & Southern Energy PLC	—	442,265	321,085	763,350		—		Electric	Electric
—	15,765	11,445	27,210		Serco Group PLC	—	103,199	74,923	178,122		—		Commercial Services	Commercial Services
—	5,923	4,300	10,223		Severn Trent PLC	—	102,647	74,522	177,169		—		Water	Water
12,346	16,079	(673)	27,752		Shire PLC	181,856	236,843	(9,908)	408,791		181,856	Pharmaceuticals	Pharmaceuticals	Pharmaceuticals
—	28,040	20,357	48,397		Smith & Nephew PLC	—	179,078	130,011	309,089		—		Healthcare - Products	Healthcare - Products
—	8,995	6,530	15,525		Smiths Group PLC	—	115,586	83,916	199,502		—		Miscellaneous Manufacturing	Miscellaneous Manufacturing
—	16,558	12,021	28,579		Stagecoach Group PLC	—	34,059	24,727	58,786		—		Transportation	Transportation
56,932	42,830	(25,837)	73,925		Standard Chartered PLC	728,505	548,055	(330,617)	945,943		728,505	Banks	Banks	Banks
31,437	59,003	11,399	101,839		Standard Life PLC	91,771	172,242	33,277	297,290		91,771	Insurance	Insurance	Insurance
—	13,530	9,823	23,353		Tate & Lyle PLC	—	78,835	57,234	136,069		—		Food	Food
188,764	243,672	(11,858)	420,578		Tesco PLC	982,900	1,268,808	(61,744)	2,189,964		982,900	Food	Food	Food
29,422	16,250	(17,625)	28,047		Thomas Cook Group PLC	75,237	41,554	(45,069)	71,722		75,237	Leisure Time	Leisure Time	Leisure Time
—	4,938	3,585	8,523		Thomson Reuters PLC	—	110,038	79,888	189,926		—		Media	Media
—	17,587	12,768	30,355		TUI Travel PLC	—	59,612	43,278	102,890		—		Leisure Time	Leisure Time
—	18,527	13,451	31,978		Tullow Oil PLC	—	177,381	128,779	306,160		—		Oil & Gas	Oil & Gas
12,023	42,756	19,018	73,797		Unilever PLC	276,166	982,097	436,837	1,695,100		276,166	Food	Food	Food
—	10,640	7,725	18,365		United Business Media Ltd.	—	78,613	57,073	135,686		—		Media	Media
—	19,763	14,348	34,111		United Utilities Group PLC	—	179,449	130,280	309,729		—		Water	Water
—	4,495	3,263	7,758		Vedanta Resources PLC	—	40,364	29,304	69,668		—		Mining	Mining
748,590	1,567,724	389,579	2,705,893		Vodafone Group PLC	1,532,852	3,210,155	797,723	5,540,730		1,532,852	Telecommunications	Telecommunications	Telecommunications
—	4,816	3,496	8,312		Whitbread PLC	—	64,190	46,602	110,792		—		Retail	Retail
262,732	70,222	(211,751)	121,203		WM Morrison Supermarkets PLC	1,064,945	284,634	(858,300)	491,279		1,064,945	Food	Food	Food
22,011	—	(22,011)	—		Wolseley PLC	122,613	—	(122,613)	—		122,613	Distribution/Wholesale	Distribution/Wholesale	Distribution/Wholesale
—	18,418	13,371	31,789		Wolseley PLC	—	102,598	74,486	177,084		—	Distribution/Wholesale	Distribution/Wholesale	Distribution/Wholesale
43,885	34,000	(19,201)	58,684		WPP PLC	256,610	198,810	(112,274)	343,146		256,610	Media	Media	Media
						29,490,287	40,506,282	(82,693)	69,913,876	cs

					Total Common Stock	167,788,072	229,838,451	(925,146)	396,701,377	tl
					(Cost $)	234,644,289	365,905,841	—	600,550,130	tlc

REAL ESTATE INVESTMENT TRUSTS: 0.9%
					Australia: 0.3%
—	48,243	35,024	83,267		CFS Retail Property Trust		—	63,415	46,039	109,454		—		Shopping Centers	Shopping Centers
—	76,468	55,515	131,983		Dexus Property Group		—	43,787	31,789	75,576		—		Diversified	Diversified
—	76,770	55,736	132,506		GPT Group		—	50,060	36,344	86,404		—		Diversified	Diversified
—	58,210	42,261	100,471		Macquarie Goodman Group		—	29,975	21,762	51,737		—		Diversified	Diversified
—	29,016	21,066	50,082		Mirvac Group		—	25,969	18,854	44,823		—		Diversified	Diversified
—	45,903	33,326	79,229		Stockland		—	130,580	94,801	225,381		—		Diversified	Diversified
78,485	55,487	(38,201)	95,771		Westfield Group		712,545	503,752	(346,821)	869,476		712,545	Shopping Centers	Shopping Centers	Shopping Centers
							712,545	847,538	(97,232)	1,462,851	reit
					France: 0.2%
—	584	424	1,008		Gecina SA		—	40,606	29,480	70,086		—		Diversified	Diversified
—	1,963	1,425	3,388		Klepierre		—	48,274	35,047	83,321		—		Diversified	Diversified
6,315	2,094	(4,795)	3,614		Unibail		943,427	312,832	(716,311)	539,948		943,427	Diversified	Diversified	Diversified
							943,427	401,712	(651,784)	693,355	reit
					Hong Kong: 0.0%
—	69,000	50,094	119,094		Link Real Estate Investment Trust		—	114,782	83,332	198,114		—		Shopping Centers	Shopping Centers
							—	114,782	83,332	198,114	reit
					Japan: 0.2%
—	13	9	22		Japan Real Estate Investment Corp.		—	116,131	84,311	200,442		—		Office Property	Office Property
22	20	(7)	35		Japan Retail Fund Investment Corp.		95,026	86,387	(32,309)	149,104		95,026	Shopping Centers	Shopping Centers	Shopping Centers
—	13	9	22		Nippon Building Fund, Inc.		—	142,893	103,740	246,633		—		Office Property	Office Property
—	13	9	22		Nomura Real Estate Office Fund, Inc.		—	84,586	61,410	145,996		—		Office Property	Office Property
							95,026	429,997	217,152	742,175	reit
					Netherlands: 0.0%
—	1,342	974	2,316		Corio NV		—	61,797	44,865	106,662		—		Diversified	Diversified
							—	61,797	44,865	106,662	reit
					Singapore: 0.0%
79,000	—	(79,000)	—	@	Ascendas Real Estate Investment Trust		76,001	—	(76,001)	—		76,001	Diversified		Diversified
							76,001	—	(76,001)	—	reit
					United Kingdom: 0.2%
—	11,615	8,432	20,047		British Land Co. PLC		—	93,062	67,563	160,625		—		Diversified	Diversified
—	7,824	5,680	13,504		Hammerson PLC		—	60,609	44,002	104,611		—		Diversified	Diversified
—	12,567	9,124	21,691		Land Securities Group PLC		—	168,955	122,661	291,616		—		Diversified	Diversified
—	5,651	4,103	9,754		Liberty International PLC		—	39,126	28,406	67,532		—		Diversified	Diversified
—	12,722	9,236	21,958		Segro PLC		—	45,355	32,928	78,283		—		Diversified	Diversified
							—	407,107	295,560	702,667	reit

					Total Real Estate Investment Trusts		1,826,999	2,262,933	(184,108)	3,905,824	tl
					(Cost $)		1,944,249	4,204,713	—	6,148,962	tlc

PREFERRED STOCK: 0.4%
					Germany: 0.4%
—	2,196	1,594	3,790		Bayerische Motoren Werke AG		—	43,513	31,590	75,103		—		Auto Manufacturers	Auto Manufacturers
—	2,669	1,938	4,607		Fresenius AG		—	154,145	111,909	266,054		—		Healthcare - Products	Healthcare - Products
6,281	6,885	(1,282)	11,884		Henkel KGaA - Vorzug		199,999	219,231	(40,837)	378,393		199,999	Household Products/Wares	Household Products/Wares	Household Products/Wares
6,498	2,574	(4,629)	4,443		Porsche AG		517,346	204,932	(368,565)	353,713		517,346	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers
—	1,150	835	1,985		RWE AG		—	87,405	63,456	150,861		—	Electric	Electric	Electric
—	4,033	2,928	6,961		Volkswagen AG		—	222,194	161,313	383,507		—	Auto Manufacturers	Auto Manufacturers	Auto Manufacturers

					Total Preferred Stock		717,345	931,420	(41,134)	1,607,631	tl
					(Cost $)		696,056	1,787,199	—	2,483,255	tlc
RIGHTS: 0.0%
					Belgium: 0.0%
8,504	59,263	—	67,767		Forits		—	—	—	—		—	Banks	Banks	Banks
							—	—	—	—
					Germany: 0.0%
—	2,339	1,701	4,040		Deutsche Postbank AG		—	11	8	19		—		Banks	Banks
							—	11	8	19	rt
					Singapore: 0.0%
—	18,500	13,431	31,931		DBS Group Holdings Ltd.		—	38,544	27,983	66,527	rt	—		Banks	Banks
							—	38,544	27,983	66,527

					Total Rights		—	38,555	27,991	66,546	tl
					(Cost $-)		—	—	—	—	tlc

					Total Long-Term Investments		170,332,416	233,071,359	(1,122,397)	402,281,378	tis
					(Cost $)		237,284,594	371,897,753	—	609,182,347	tisc

SHORT-TERM INVESTMENTS: 0.6%
					Affiliated Mutual Fund: 0.6%
$—	$1,546,000	$1,122,397	$2,668,397	S	ING Institutional Prime Money Market Fund - Class I		$—	$1,546,000	1,122,397	$2,668,397		—	Short-Term Investments	Short-Term Investments	Short-Term Investments

					Total Mutual Fund		—	1,546,000	1,122,397	2,668,397	st
					(Cost $)		—	1,546,000	—	1,546,000	stc

					Securities Lending Collateralcc:
77,413	—	(77,413)	—		Bank of New York Mellon Corp. Institutional Cash Reserves		69,868	—	(69,868)	—		69,868

					Total Securities Lending Collateral		69,868	—	(69,868)	—	st
					(Cost $)		77,413	—	—	77,413	stc

					Total Short-Term Investments		69,868	1,546,000	1,052,529	2,668,397	tis
					(Cost $)		77,413	1,546,000	—	1,623,413	tisc

					Total Investments in Securities	96.4%	$170,402,284	$234,617,359	$(69,868)	$404,949,775
					(Cost $)*		237,362,007	373,443,753	170,402,284	543,846,037
					Other Assets and Liabilities - Net	3.6%	4,909,788	10,143,936	69,868	15,123,592			Other Assets and Liabilities - Net	Other Assets and Liabilities - Net	Other Assets and Liabilities - Net
					Net Assets prior to proforma adjustment	100.0%	$175,312,072	$244,761,295	$170,402,284	$420,073,367

					Proforma adjustment		—	—	(58,100)	(58,100)
					Net Assets after to proforma adjustment	100.0%	$175,312,072	$244,761,295	$170,344,184	$420,015,267		170,402,284

@	Non-income producing security
ADR	American Depositary Receipt
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

STRIP	Separate Trading of Registered Interest and Principal of Securities
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at December 31, 2008.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is	$259,471,416	$375,107,109	$170,402,284	$545,509,393
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$4,325,997	$2,694,733	$(4,325,997)	$2,694,733
	Gross Unrealized Depreciation	(93,395,129)	(143,184,483)	93,395,129	(143,184,483)
	Net Unrealized Depreciation	$(89,069,132)	$(140,489,750)	$89,069,132	$(140,489,750)

	The following table summarizes the inputs used as of December 31, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in Securities
	Level 1- Quoted Prices	$2,079,651	$6,906,758	$—	$8,986,409
	Level 2- Other Significant Observable Inputs	168,322,595	227,436,338	—	395,758,933
	Level 3- Significant Unobservable Inputs	38	274,263	—	274,301
	Total	$170,402,284	$234,617,359	$—	$405,019,643

	Other Financial Instruments*
	Level 1- Quoted Prices	$—	$191,320	$—	$191,320
	Level 2- Other Significant Observable Inputs	—	—	—	—
	Level 3- Significant Unobservable Inputs	—	—	—	—
	Total	$—	$191,320	$—	$191,320

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at year end. Swaps and written options are reported at their market value at year end.

	A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the year ended December 31, 2008, was as follows:

	Investments in Securities
	Beginning Balance at 12/31/07	$—	$—	$—	$—
	Net Purchases/(Sales)	—	—	—	—
	Accrued Discounts/(Premiums)	—	—	—	—
	Total Realized Gain/(Loss)	—	—	—	—
	Total Unrealized Appreciation/(Depreciation)	—	—	—	—
	Net Transfers In/(Out) of Level 3	38	274,263	—	274,301
	Ending Balance at 12/31/08	$38	$274,263	$—	$274,301

	Other Financial Instruments*
	Beginning Balance at 12/31/07	$—	$—	$—	$—
	Net Purchases/(Sales)	—	—	—	—
	Accrued Discounts/(Premiums)	—	—	—	—
	Total Realized Gain/(Loss)	—	—	—	—
	Total Unrealized Appreciation/(Depreciation)	—	—	—	—
	Net Transfers In/(Out) of Level 3	—	—	—	—
	Ending Balance at 12/31/08	$—	$—	$—	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at year end. Swaps and written options are reported at their market value at year end.

For the year ended December 31, 2008, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $XXXXX. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	1.2
Airlines	0.3
Apparel	0.3
Auto Manufacturers	3.2
Auto Parts & Equipment	0.8
Banks	12.8
Beverages	1.5
Biotechnology	0.2
Building Materials	1.1
Chemicals	3.0
Commercial Services	1.1
Computers	0.4
Cosmetics/Personal Care	0.6
Distribution/Wholesale	0.9
Diversified	0.5
Diversified Financial Services	1.1
Electric	5.4
Electrical Components & Equipment	0.9
Electronics	1.3
Energy - Alternate Sources	0.1
Engineering & Construction	1.3
Entertainment	0.3
Environmental Control	—
Food	5.5
Food Service	0.2
Forest Products & Paper	0.3
Gas	1.4
Hand/Machine Tools	0.2
Healthcare - Products	0.6
Healthcare - Services	0.1
Holding Companies - Diversified	0.7
Home Builders	0.1
Home Furnishings	0.7
Household Products/Wares	0.5
Insurance	5.0
Internet	0.2
Investment Companies	0.2
Iron/Steel	1.1
Leisure Time	0.3
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	1.0
Media	1.4
Metal Fabricate/Hardware	0.2
Mining	2.8
Miscellaneous Manufacturing	1.3
Office Property	0.1
Office/Business Equipment	0.6
Oil & Gas	8.1
Oil & Gas Services	0.2
Packaging & Containers	0.1
Pharmaceuticals	7.9
Real Estate	1.4
Retail	1.7
Semiconductors	0.3
Shipbuilding	—
Shopping Centers	0.3
Software	0.6
Telecommunications	8.1
Textiles	0.2
Toys/Games/Hobbies	0.5
Transportation	2.1
Venture Capital	—
Water	0.3
Short-Term Investments	0.6
Other Assets and Liabilities - Net	3.6
Net Assets	100.0%

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 — Basis of Combination:

The Board of Directors/Trustees (“Board”) of ING Index Plus International Equity Portfolio (“Index Plus International Equity”) and ING International Index Portfolio (“International Index”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated January 30, 2009 (the “Plan”) whereby, subject to approval by the shareholders of Index Plus International Equity, International Index will acquire all of the assets of Index Plus International Equity, subject to the liabilities of Index Plus International Equity, in exchange for shares of International Index equal in value to the net assets of Index Plus International Equity (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with International Index remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2008.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Index Plus International Equity and International Index at December 31, 2008.  The unaudited pro forma Statement of Operations reflects the results of operations of Index Plus International Equity and International Index for the twelve-months ended December 31, 2008.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Index Plus International Equity and International Index under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Index Plus International Equity and International Index as of December 31, 2008. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of Index Plus International Equity and the purchases of assets that International Index may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of International Index for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 — Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Among elements of analysis, each respective Portfolio’s Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 — Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common International Index issued in connection with the proposed acquisition of Index Plus International Equity by International Index as of December 31, 2008.  The number of additional shares issued was calculated by dividing the net assets of each class of Index Plus International Equity by the respective class net asset value per share of International Index.

Note 4 — Merger Costs:

ING Investments, LLC (or an affiliate) and Index Plus International Equity will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by Index Plus International Equity are estimated at approximately $58,100. These costs represent one half of the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Portfolios, will bear the other half of the cost of the Merger.

Note 5 — Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 — Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGERS’ REPORT FOR

ING INTERNATIONAL INDEX PORTFOLIO

Set forth below is an excerpt from ING International Index Portfolio’s Annual Report for the fiscal year ended December 31, 2008.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2008

In our semi-annual report, we described a failed second quarter rally that fizzled when investors realized that borderline recessionary conditions and a credit crunch had not gone away. By year-end, governments were committing previously unimaginable sums of taxpayer money to prevent systemic collapse. Global equities in the form of the MSCI World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) plunged 29.70% in the six months ended December 31, 2008 (down 38.70% for the entire fiscal year). (The MSCI World® Index plunged 40.71% for the entire fiscal year, measured in U.S. dollars.) In currencies, the dollar at first drifted near record lows against the euro. But the tide turned in mid-July and for the six months ended December 31, 2008, the dollar strengthened by 12.10% (4.50% for the entire fiscal year). The dollar also soared 37.80% against the pound for the six months ended December 31, 2008 (37.90% for the entire fiscal year). But the yen advanced as carry trades (essentially short yen positions) were unwound and the dollar fell 14.90% for the six months ended December 31, 2008 (down 19.60% for the entire fiscal year).

Even more dramatic was the price of oil which marched to an all-time high of around $147 per barrel in mid-July, only to lose more than two thirds of that price by December 31, 2008.

The economic statistics remained bleak. By the end of October, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices had fallen a record 18% over the year. New home sales were at 1991 levels. Some 45% of existing home sales were distressed.

Payrolls declined in every month of 2008, as the number of people claiming unemployment reached 4.1 million, a 26-year high. Gross domestic product (“GDP”) fell at an annualized rate of 0.50% in the third quarter, and the National Bureau of Economic Research announced that the recession had actually started in December 2007.

Yet these were side-shows to the fireworks display in the financial sector, where major institutions — hanging by a thread through problems rooted in unwise mortgage borrowing, lending and investment — met different fates in September 2008 at the hands of the U.S. government.

The Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) were taken into “conservatorship.” Merrill Lynch was acquired by the Bank of America with a wink from the authorities. AIG received an $85 billion loan from a reluctant government, which also took a 79.90% equity stake in AIG. But Lehman Brothers having sought capital, then a buyer, found neither and was left to file for Chapter 11 bankruptcy protection.

The U.S. government was now in the position of choosing winners and losers among financial institutions: none too successfully, for it quickly became obvious that by pointedly leaving Lehman Brothers to go under, a credit crisis had become a credit market collapse. Lending all but seized up.

Policy response was huge but at least initially muddled. A Troubled Asset Relief Plan (“TARP”) would set up a $700 billion fund to buy illiquid mortgage securities from financial institutions. But on November 12, 2008 with half of the money already used to recapitalize banks, Treasury Secretary Paulson announced that the rest of the funds would not be used to buy illiquid mortgage securities after all. This merely renewed the pressure on the holders of such securities like Citigroup, which within two weeks received guarantees from the government against losses and another $20 billion in capital.

Other programs were of more practical use, like support for the commercial paper market and a guarantee facility for money market funds. Arguably the most effective measure was the announced intention to buy vast quantities of agency mortgage-backed securities and debentures. This had the effect of driving down rates on the 30-year mortgage towards 5.00%, a record low. In the meantime, the newly-elected president promised a stimulus package worth approximately $1 trillion. And by year end, the Federal Open Market Committee (“FOMC”) reduced interest rates to a range of between 0% and 0.25%.

2008 ended with much gloom and bad news still to come, but the platform for recovery was perhaps taking shape.

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In U.S. fixed-income markets, yields on the 90-day Treasury Bills briefly turned negative in December 2008, while the yield on the ten-year Treasury Note fell below 2.50%, something we had not seen in 50 years. The Barclays Capital U.S. Aggregate Bond Index(3), formerly known as the Lehman Brothers U.S. Aggregate Bond Index, of investment grade bonds returned 4.10% for the six months ended December 31, 2008, (5.20% for the entire fiscal year). By contrast, high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(4), formerly known as the Lehman Brothers High Yield Bond — 2% Issuer Constrained Composite Index, behaved more like a stock index and returned (25.10)% for the six months ended December 31, 2008 (down 25.90% for the entire fiscal year).

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(5), including dividends, returned (28.50)% for the six months ended December 31, 2008, (down 37.00% for the entire fiscal year), increasingly unimpressed by sharply falling oil prices. Profits for S&P 500® Index companies suffered their fifth straight quarter of decline, led again by the financials sector, although taxpayer money was also potentially committed to save the big three auto makers from bankruptcy. On November 20, 2008, the S&P 500® Index plumbed a level not seen since April 1997, before a December recovery.

In international markets, plainly entering recession, the MSCI Japan® Index(6) slumped 35.90% for the six months ended December 31, 2008, (down 42.60% for the entire fiscal year). The strengthening yen hit exports in an export-dependent economy even as global demand slowed for other reasons. The MSCI Europe ex UK® Index(7) sagged 29.40% for the six months ended December 31, 2008 (down 43.20% for the entire fiscal year), beset by sharply falling economic activity and a European Central Bank in denial that inflation was falling fast. Finally, rates were reduced by an unprecedented 175 basis points (or 1.75%) in two months near the end of the year while governments, one after the other, proposed large stimulus packages. In the UK, the MSCI UK® Index(8) fell 19.40% for the six months ended December 31, 2008 (down 28.50% for the entire fiscal year). The UK had allowed a bigger housing bubble than the United States and deeper personal indebtedness in an economy more dependent on the financial sector. Rates were reduced to 1951 levels as venerable banks ceased to exist as independent entities.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

4

ING INTERNATIONAL INDEX PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

ING International Index Portfolio (the “Portfolio”) seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index. The Portfolio is managed by Omar Aguilar, Ph.D. and Vincent Costa, Portfolio Managers* of ING Investment Management Co. (“ING IM”) — the Sub-Adviser.

Performance: Since its inception on March 10, 2008 through December 31, 2008, the Portfolio’s Class S shares provided a total return of (34.79)% compared to the MSCI Europe, Australasia and Far East® (“MSCI EAFE®”) Index(1), which returned (38.50)% for period of March 1, 2008 through December 31, 2008.

Portfolio Specifics: The Portfolio employs a “passive management” approach designed to track the performance of the MSCI EAFE® Index. The Portfolio attempts to track the MSCI EAFE® Index by investing all, or substantially all, of its assets in stocks that make up the MSCI EAFE® Index. The Portfolio may not always hold all of the same securities as the MSCI EAFE® Index.

All sectors in the MSCI EAFE® Index returned negatively for the period with the financials, materials, industrials and consumer discretionary sectors delivering the worst absolute performance. Healthcare and utilities were the least weak, though they still delivered negative results.

Current Outlook and Strategy: Our view is that the decline in economic activity is global. The plunge in Germany’s Ifo Business Climate Index of business confidence and Japan’s Shoko Chukin Bank Index of small business confidence, along with sharp declines in industrial production, point to a sharp contraction in economic activity in Europe and Japan that could last several quarters.

The challenge to policymakers around the world is to break the cycle by which tighter credit conditions result in an economic contraction, which leads in turn to further losses and tightening in the financial system. In our view, massive fiscal stimulus packages and central bank easing eventually will break that loop, but that has not occurred yet.

We continue to remain neutral in our allocation to international equity.

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Top Ten Holdings*

as of December 31, 2008

(as a percent of net assets)

Nestle SA	1.8%
BP PLC	1.7%
Novartis AG	1.5%
Total SA	1.5%
HSBC Holdings PLC	1.4%
Roche Holding AG	1.4%
Vodafone Group PLC	1.3%
Telefonica SA	1.2%
GlaxoSmithKline PLC	1.2%
Royal Dutch Shell PLC - Class A	1.1%

Portfolio holdings are subject to change daily.

*	Effective January 13, 2009, Mr. Aguilar is no longer a portfolio manager to the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

6

INTERNATIONAL INDEX PORTFOLIO

Portfolio Managers’ Report

Cumulative Total Returns for the Period Ended December 31, 2008

	Since Inception of Classes ADV, I and S March 10, 2008

Class ADV	(34.85)%

Class I	(34.73)%

Class S	(34.79)%

MSCI EAFE® Index(1)	(38.50	)%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING International Index Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an Index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance updates illustrate performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Portfolio has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements-that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)

The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees,

7

brokerage commissions or other expenses of investing.

(2)	Since inception performance for the index is shown from March 1, 2008.

8

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)          The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)                                  Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(b)           The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)           No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)           The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)           In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)           by a majority vote of a quorum of non-party Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act), or

(2)           by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)            The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)           the indemnity provides security for his undertaking,

(2)           the Corporation is insured against losses arising by reason of any lawful advances or

1

(3)           a majority of a quorum of non-party Directors who are not “interested persons” or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)           Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Variable Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2009.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (a)   Articles of Amendment and Restatement dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)   Articles Supplementary dated August 12, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(c)   Articles Supplementary effective April 29, 2005 (Issuance of Class ADV shares) — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(d)   Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(e)   Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(f)    Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(g)   Articles Supplementary dated November 30, 2007 (establishment of new series - ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(h)   Articles Supplementary dated February 15, 2008 (establishment of new series — ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, ING RussellTM Small Cap Index Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

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(i)    Articles of Amendment dated March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(j)    Articles of Amendment dated April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(k)   Articles Supplementary dated June 6, 2008 (establishment of new series - ING Russell Global LargeCap Index 85% Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(l)    Articles of Amendment dated July 9, 2008 (establishment of new series - ING Global Equity Option Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(m)  Articles Supplementary dated October 15, 2008 (establishment of new series — ING U.S. Government Money market Portfolio). — Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on Form N-1A on October 30, 2008 and incorporated herein by reference.

(n)   Articles Supplementary dated January 23, 2009 (Issuance of Service 2 Class shares) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(2)   Second Amended and Restated Bylaws - Filed as an Exhibit to the Post —Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)   Not applicable.

(4)   Agreement and Plan of Reorganization between ING Variable Portfolios, Inc., on behalf of its series, ING International Index Portfolio, and ING Investors Trust, on behalf of its series, ING Index Plus International Equity Portfolio — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)   Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(6)   (a)   Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Schedule A, effective October 31, 2008, to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(ii)   Amendment dated January 1, 2007 to the Amended Investment Management Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 — Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(b)   Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

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(i)    First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Second Amendment dated January 1, 2007 to the Sub-Advisory Agreement, between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)  Third Amendment dated October 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co., dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on Form N-1A on February 29, 2008 and incorporated herein by reference.

(iv)  Amended Schedule A, effective October 31, 2008, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 31, 2008 and incorporated herein by reference.

(c)   Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC., dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)    Amendment dated June 16, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC dated February 2, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(ii)   Amended Schedule A dated April 26, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(d)           Sub-Advisory Agreement between ING Investments, LLC and Lehman Brothers Asset Management, LLC dated March 7, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(i)    Schedule A dated March 7, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and Lehman Brothers Asset Management, LLC dated March 7, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(d)   Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

(i)    Amended Schedule A, dated December 11, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(7)   Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule of Approvals, effective October 31, 2008, to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

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(ii)   Substitution Agreement dated October 8, 2002 to the Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8)           Directors’ Deferred Compensation Plan effective September 15, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(9)   (a)   Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective October 31, 2008, to the Custody Agreement with The Bank of New York Mellon Corporation - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(b)   Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective October 31, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(ii)   Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon Corporation — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on Form N-1A on August 19, 2008 and incorporated herein by reference.

(c)   Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N- 1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective October 31, 2008, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(10) (a)   Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective January 1, 2008 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated herein by reference.

(i)    Waiver of Fee Payable under the Amended and Restated Shareholder Services and Distribution Plan for the Class S Shares - ING WisdomTreeSM Global High-Yielding Equity Index Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(ii)   Amended Schedule 1, effective October 31, 2008, to the Amended and Restated Shareholder Services and Distribution Plan for Class S shares - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(b)   Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 — Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(i)    Amended Schedule A to the Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

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(c)   Shareholder Service and Distribution Plan for Service 2 Class (“Class S2”) shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 — Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(i)            Amended Schedule A to the Shareholder Service and Distribution Plan for Class S2 shares between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC effective October 31, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(ii)           Reduction of Fee Payable under the Shareholder Service and Distribution Plan for the Class S2 shares February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(d)   Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective January 8, 2008 — Filed as an Exhibit to Post Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

(i)    Amended Schedule A to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement filed on Form N-1A on February 20, 2009 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - Filed herewith.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13) (a)   Administration Agreement between ING Funds Services, LLC and Aetna Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule A, effective October 31, 2008 to the Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(b)   License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(c)   Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective October 31, 2008 to the Fund Accounting Agreement with The Bank of New York Mellon Corporation - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(d)   Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Schedule A to the Allocation Agreement, dated December 2005 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

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(e)   Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)    Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated April 2007 — Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(f)    Agency Agreement with DST Systems, Inc. dated July 7, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A, effective October 31, 2008, to the Agency Agreement with DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post Effective Amendment No. 45 to the Registrant’s Form N-1A Registration Statement on December 15, 2008 and incorporated herein by reference.

(g)   Participation Agreement between ING Variable Portfolios, Inc., Connecticut General Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(h)   Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(j)    Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(k)   Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(l)    Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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(ii)   Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(m)  Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)  Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)  Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)   Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)  Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.  14) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 — Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

8

(n)   Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna

Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(14) Consent of Independent Registered Public Accounting Firm - Filed herewith.

(15) Not applicable.

(16) Powers of Attorney - Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007 and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.

(17) Not applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona  on the 24th day of April, 2009.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		Senior Vice President and	April 24, 2009
Todd Modic*		Chief/Principal Financial Officer

		Director	April 24, 2009
Albert E. DePrince Jr.*

		Director	April 24, 2009
Russell Jones*

		Director	April 24, 2009
Martin J. Gavin*

		Director	April 24, 2009
Sidney Koch*

		Interested Director, President and	April 24, 2009
Shaun P. Mathews *		Chief Executive Officer

		Director	April 24, 2009
Corine T. Norgaard*

		Director	April 24, 2009
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007 and are incorporated herein by reference. Power of Attorney for Director Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.

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Exhibit Index

Exhibit Number	Name of Exhibit
11	Opinion and Consent of Counsel
14	Consent of Independent Registered Public Accounting Firm